    As filed with the Securities and Exchange Commission on April 28, 2005

                                                     Registration No. 333-39955
                                                     Registration No. 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


 Registration Statement Under The Securities Act of 1933                      [X]
                       Pre-Effective Amendment No.                            [_]
                       Post-Effective Amendment No. 13                        [X]

                            and/or

For Registration Under The Investment Company Act of 1940                     [X]

                    Amendment No. 47                                          [X]
            (check appropriate box or boxes)


                      GE Capital Life Separate Account II
                          (Exact Name of Registrant)

                 GE Capital Life Assurance Company of New York
                              (Name of Depositor)

                               622 Third Avenue,
                                   33rd FL.
                           New York, New York 10017
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.

                 Vice President and Associate General Counsel

                 GE Capital Life Assurance Company of New York
                             6610 W. Broad Street
                              Richmond, VA 23230
               (Name and complete address of Agent for Service)

                               -----------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on April 29, 2005 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      GE Capital Life Separate Account II
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1066 6/97

                                  Issued by:
                 GE Capital Life Assurance Company of New York
            622 Third Avenue, 33rd Floor, New York, New York 10017

                        Variable Annuity Service Center
                            6610 West Broad Street
                              Richmond, VA 23230
                                (800) 313-5282

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") for individuals and some qualified and nonqualified retirement plans. GE Capital Life Assurance Company of New York (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the GE Capital Life Separate Account II (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you the accumulation of value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
The Alger American Fund:
  Alger American Growth Portfolio -- Class O Shares
  Alger American Small Capitalization Portfolio --Class O Shares


AllianceBernstein Variable Products Fund, Inc.:

  AllianceBernstein Growth and Income Portfolio -- Class B

Federated Insurance Series:
  Federated American Leaders Fund II -- Primary Shares
  Federated Capital Income Fund II
  Federated High Income Bond Fund II* -- Primary Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP Contrafund(R) Portfolio -- Initial Class
  VIP Equity-Income Portfolio -- Initial Class
  VIP Growth Portfolio -- Initial Class
  VIP Growth & Income Portfolio -- Initial Class
  VIP Growth Opportunities Portfolio -- Initial Class
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Overseas Portfolio -- Initial Class


Franklin Templeton Variable Insurance Products Trust:


  Templeton Foreign Securities Fund --  Class 1 Shares


  Templeton Global Income Securities Fund --  Class 1 Shares




GE Investments Funds, Inc.:
  Global Income Fund
  Income Fund
  International Equity Fund

  Mid-Cap Equity Fund (formerly, Mid -Cap Value Equity Fund)

  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Growth and Income Fund
  Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
  Balanced Portfolio -- Institutional Shares



  Flexible Bond Portfolio -- Institutional Shares (formerly, Flexible Income
   Portfolio)


  Forty Portfolio -- Institutional Shares (formerly, Capital Appreciation
   Portfolio)

  International Growth Portfolio -- Institutional Shares

  Large Cap Growth Portfolio -- Institutional Shares (formerly, Growth
   Portfolio)

  Mid Cap Growth Portfolio -- Institutional Shares
  Worldwide Growth Portfolio -- Institutional Shares

MFS(R) Variable Insurance Trust:
  MFS(R) New Discovery Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Balanced Fund/VA



  Oppenheimer Capital Appreciation Fund/VA

  Oppenheimer Core Bond Fund/VA (formerly, Oppenheimer Bond Fund/VA)

  Oppenheimer High Income Fund/VA*

PBHG Insurance Series Fund, Inc.:

  Liberty Ridge Growth II Portfolio (formerly, PBHG Growth II Portfolio)


  Liberty Ridge Large Cap Growth Portfolio (formerly, PBHG Large Cap Growth
   Portfolio)


PIMCO Variable Insurance Trust:
  Total Return Portfolio -- Administrative Class Shares

Salomon Brothers Variable Series Funds Inc:
  Salomon Brothers Variable Investors Fund -- Class I
  Salomon Brothers Variable Strategic Bond Fund* --Class I
  Salomon Brothers Variable Total Return Fund -- Class I
* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.


A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:



                                (800) 313-5282


                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                 www.sec.gov.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.


The date of this prospectus is April 29, 2005.

Table of Contents



                Definitions.................................................  5

                Fee Tables..................................................  7
                   Examples.................................................  8

                Synopsis.................................................... 10

                Condensed Financial Information............................. 14

                Investment Results.......................................... 14

                Financial Statements........................................ 14

                The Company................................................. 15

                The Separate Account........................................ 16
                   The Portfolios........................................... 16
                   Subaccounts.............................................. 17
                   Voting Rights............................................ 24

                The Guarantee Account....................................... 25

                Charges and Other Deductions................................ 27
                   Transaction Expenses..................................... 28
                   Deductions from the Separate Account..................... 29
                   Other Charges............................................ 29

                The Contract................................................ 31
                   Purchase of the Contract................................. 31
                   Ownership................................................ 32
                   Assignment............................................... 33
                   Premium Payments......................................... 33
                   Valuation Day and Valuation Period....................... 34
                   Allocation of Premium Payments........................... 34
                   Valuation of Accumulation Units.......................... 34

                Transfers................................................... 36
                   Transfers Before the Maturity Date....................... 36
                   Transfers From the Guarantee Account to the Subaccounts.. 36
                   Transfers From the Subaccounts to the Guarantee Account.. 36
                   Transfers Among the Subaccounts.......................... 36
                   Telephone/Internet Transactions.......................... 38
                   Confirmation of Transactions............................. 39
                   Special Note on Reliability.............................. 39
                   Transfers by Third Parties............................... 39
                   Special Note on Frequent Transfers....................... 40
                   Dollar Cost Averaging Program............................ 42
                   Portfolio Rebalancing Program............................ 44

               Surrenders and Partial Surrenders............................  45
                  Surrenders and Partial Surrenders.........................  45
                  Systematic Withdrawal Program.............................  46

               The Death Benefit............................................  48
                  Death Benefit at Death of Annuitant Before the Maturity
                    Date....................................................  48
                  Optional Death Benefit....................................  49
                  Death of an Owner or Joint Owner Before the Maturity Date.  51
                  Death of Owner, Joint Owner, or Annuitant After Income
                    Payments Begin..........................................  53

               Income Payments..............................................  54
                  Optional Payment Plans....................................  56
                  Variable Income Payments..................................  57
                  Transfers After the Maturity Date.........................  58

               Federal Tax Matters..........................................  59
                  Introduction..............................................  59
                  Taxation of Non-Qualified Contracts.......................  59
                  Section 1035 Exchanges....................................  63
                  Qualified Retirement Plans................................  64
                  Federal Income Tax Withholding............................  69
                  State Income Tax Withholding..............................  69
                  Tax Status of the Company.................................  69
                  Changes in the Law........................................  69

               Requesting Payments..........................................  70

               Distribution of the Contracts................................  72

               Additional Information.......................................  74
                  Owner Questions...........................................  74
                  Return Privilege..........................................  74
                  State Regulation..........................................  74
                  Evidence of Death, Age, Gender or Survival................  74
                  Records and Reports.......................................  75
                  Other Information.........................................  75
                  Legal Proceedings.........................................  75

               Appendix..................................................... A-1

               Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we use to determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amount you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

                      Separate Account -- GE Capital Life Separate Account II, a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Service Center -- The office to which all written and telephone inquiries concerning the contract or Portfolios should be made: 6610 West Broad Street, Richmond, Virginia

                      23230, (800) 313-5282. The term "we" may be used
                      throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.


                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, contract charge, any optional death benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium Number of Full and  Surrender Charge as
 payments surrendered)                       Partially Completed a Percentage of the
                                             Years Since We      Surrendered or Partially
                                             Received the        Surrendered Premium
                                             Premium Payment     Payment/1/
                                             --------------------------------------------
                                                      1                     6%
                                                      2                     6%
                                                      3                     6%
                                                      4                     6%
                                                      5                     4%
                                                      6                     2%
                                                  7 or more                 0%
-----------------------------------------------------------------------------------------
  Transfer Charge:                                            $10.00/2/
-----------------------------------------------------------------------------------------

                    /1/ You may partially surrender up to 10% of your Contract
                        Value at the close of the Valuation Period during which we receive the surrender request without a surrender charge if the surrender occurs later than twelve months after the last partial surrender.


                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge after the first twelve transfers among the Subaccounts in a calendar year.


                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------
Annual Contract Charge                                                       $25.00/1/
--------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                              1.25%
--------------------------------------------------------------------------------------
  Administrative Expense Charge                                                  0.15%
--------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
--------------------------------------------------------------------------------------
  Optional Death Benefit                                                         0.25%
--------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                1.65%/3/
--------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

                    /2/ The charge for the Optional Death Benefit is taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /3/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elected the Optional Death Benefit. If no Optional Death Benefit was elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.


                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.


           Annual Portfolio Expenses/1/              Minimum Maximum
           ---------------------------------------------------------
           Total Annual Portfolio Operating Expenses
            (before fee waivers or reimbursements)    0.40%   1.42%
           ---------------------------------------------------------


                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.00%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Death Benefit; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------   -------   -------  --------
               Costs Based on Maximum
                 Annual Portfolio Expenses $858.80 $1,514.02 $2,015.33 $3,475.72

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                             1 Year  3 Years  5 Years  10 Years
                                             ------  -------  -------  --------
                 Costs Based on Maximum
                   Annual Portfolio Expenses $319.90 $977.37 $1,659.18 $3,475.72


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.40% for the mortality
                           and expense risk charge as well as the
                           administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);


                         . an annual contract charge of $25 (assumed to be
                           equivalent to 0.10% of the Contract Value); and


                         . a charge of 0.25% for the Optional Death Benefit (an
                           annual rate as a percentage of your Contract Value at the time the charge is taken).

                      If the Optional Death Benefit is not elected, the expense figures shown above would be lower.

Synopsis


                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.



                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.


                      What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial or total surrender of your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. You may partially surrender up to 10% of your Contract Value at the close of the Valuation Period during which we receive the surrender request without a surrender charge if the surrender occurs later than twelve months after the last partial surrender. We may also waive the surrender charge in certain circumstances. We will deduct amounts surrendered first from any premium payments in the contract and then from any gain. See the "Surrender Charge" provision in this prospectus.

                      We assess charges daily, in the aggregate, at an effective annual rate of 1.40% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.25%. There is also a $25 annual contract charge, which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. There is also a charge of 0.25% for the Optional Death Benefit, if elected. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

                      If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" in this prospectus.


                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus.



                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," the "Income Payments -- Transfers After the Maturity Date" and "The Guarantee Account" provisions in this prospectus.


                      May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial surrender may reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within ten days (or longer if required by applicable law).

                      If you exercise this right, we will cancel the contract as of the date we receive your request to cancel. We will send you a refund equal to your Contract Value plus any charges we have deducted from premium payments (excluding charges for the Portfolios) on or before the date we received the returned contract or such other amount as required by applicable law. We will not deduct a surrender charge. See the "Return Privilege" provision in this prospectus.

                      You cannot make transfers or take partial surrenders during the free look period.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision in this prospectus.


                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see the Appendix to this prospectus for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charge for the Optional Death Benefit. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements


                      The financial statements for the Company and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 313-5282 or write to our Service Center at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by the General Electric Company. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by the General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.



THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments.
                      You may currently change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


                      Before choosing a Subaccount to allocate your net premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.


                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.




SUBACCOUNTS           You may allocate premium payments in up to 20 Subaccounts
                      of the Portfolios listed below in addition to the Guarantee Account at any one time.



                                                                                            Adviser (and Sub-Adviser(s),
                  Portfolio                                 Investment Objective                   as applicable)
                  ------------------------------------------------------------------------------------------------------
THE ALGER         Alger American                 Seeks long-term capital appreciation.      Fred Alger Management, Inc.
AMERICAN FUND     Growth Portfolio -- Class O
                  Shares
                  ------------------------------------------------------------------------------------------------------
                  Alger American Small           Seeks long-term capital appreciation.      Fred Alger Management, Inc.
                  Capitalization Portfolio --
                  Class O Shares
                  ------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Growth and   Seeks reasonable current income and        Alliance Capital
VARIABLE PRODUCTS Income Portfolio -- Class B    reasonable opportunity for appreciation    Management, L.P.
SERIES FUND, INC.                                through investments primarily in dividend-
                                                 paying common stocks of good quality.
                  ------------------------------------------------------------------------------------------------------
FEDERATED         Federated American             Seeks long-term growth of capital.         Federated Equity
INSURANCE SERIES  Leaders Fund II -- Primary     Providing income is a secondary            Management Company of
                  Shares                         objective.                                 Pennsylvania
                  ------------------------------------------------------------------------------------------------------
                  Federated Capital Income       Seeks high current income and moderate     Federated Equity
                  Fund II                        capital appreciation.                      Management Company of
                                                                                            Pennsylvania (subadvised by
                                                                                            Federated Investment
                                                                                            Management Company)
                  ------------------------------------------------------------------------------------------------------
                  Federated High Income          Seeks high current income by investing in  Federated Investment
                  Bond Fund II -- Primary Shares lower-rated corporate debt obligations,    Management Company
                                                 commonly referred to as "junk bonds."
                  ------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                      Portfolio                                 Investment Objective                   as applicable)
                      ------------------------------------------------------------------------------------------------------
FIDELITY(R)  VARIABLE VIP Asset Manager/SM/           Seeks to obtain high total return with     Fidelity Management &
INSURANCE PRODUCTS    Portfolio -- Initial Class      reduced risk over the long-term by         Research Company
FUND                                                  allocating its assets among stocks,        (subadvised by Fidelity
                                                      bonds and short-term instruments.          Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited,
                                                                                                 Fidelity Investments Money
                                                                                                 Management, Inc. and FMR
                                                                                                 Co., Inc.)
                      ------------------------------------------------------------------------------------------------------
                      VIP Contrafund(R) Portfolio --  Seeks long-term capital appreciation.      Fidelity Management &
                      Initial Class                                                              Research Company
                                                                                                 (subadvised by Fidelity
                                                                                                 Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited
                                                                                                 and FMR Co., Inc.)
                      ------------------------------------------------------------------------------------------------------
                      VIP Equity-Income Portfolio --  Seeks reasonable income by investing       Fidelity Management &
                      Initial Class                   primarily in income-producing equity       Research Company
                                                      securities. In choosing these securities,  (subadvised by FMR Co., the fund will also consider the potential  Inc.)
                                                      for capital appreciation. The fund's goal
                                                      is to achieve a yield which exceeds the
                                                      composite yield on the securities
                                                      comprising the Standard & Poor's 500/SM/
                                                      Index (S&P 500(R)).
                      ------------------------------------------------------------------------------------------------------
                      VIP Growth Portfolio -- Initial Seeks to achieve capital appreciation.     Fidelity Management &
                      Class                                                                      Research Company
                                                                                                 (subadvised by FMR Co.,
                                                                                                 Inc.)
                      ------------------------------------------------------------------------------------------------------
                      VIP Growth & Income             Seeks high total return through a          Fidelity Management &
                      Portfolio -- Initial Class      combination of current income and          Research Company
                                                      capital appreciation.                      (subadvised by Fidelity
                                                                                                 Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited
                                                                                                 and FMR Co., Inc.)
                      ------------------------------------------------------------------------------------------------------
                      VIP Growth Opportunities        Seeks to provide capital growth.           Fidelity Management &
                      Portfolio -- Initial Class                                                 Research Company
                                                                                                 (subadvised by Fidelity
                                                                                                 Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited
                                                                                                 and FMR Co., Inc.)
                      ------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Portfolio                                   Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.) Inc., Fidelity
                                                                                               Management & Research Far
                                                                                               East Inc., Fidelity
                                                                                               Investments Japan Limited
                                                                                               and FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio -- Initial Seeks long-term growth of capital.        Fidelity Management &
                   Class                                                                       Research Company;
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.) Inc., Fidelity
                                                                                               Management & Research
                                                                                               (Far East) Inc., Fidelity
                                                                                               International Investment
                                                                                               Advisors, Fidelity
                                                                                               International Investment
                                                                                               Advisors (U.K.) Limited,
                                                                                               Fidelity Investments Japan
                                                                                               Limited and FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities      Seeks long-term capital growth.           Templeton Investment
VARIABLE INSURANCE Fund -- Class 1 Shares                                                      Counsel, LLC
PRODUCTS TRUST
                   --------------------------------------------------------------------------------------------------------
                   Templeton Global Income           Seeks high current income, consistent     Franklin Advisers, Inc.
                   Securities Fund -- Class 1        with preservation of capital. Capital
                   Shares                            appreciation is a secondary
                                                     consideration.
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Global Income Fund                Seeks high return, emphasizing current    GE Asset Management
FUNDS, INC.                                          income and, to a lesser extent, capital   Incorporated
                                                     appreciation.
                   --------------------------------------------------------------------------------------------------------
                   Income Fund                       Seeks maximum income consistent with      GE Asset Management
                                                     prudent investment management and the     Incorporated
                                                     preservation of capital.
                   --------------------------------------------------------------------------------------------------------
                   International Equity Fund         Seeks long-term growth of capital.        GE Asset Management
                                                                                               Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital and     GE Asset Management
                   Mid-Cap Value Equity Fund)        future income.                            Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund                 Seeks a high level of current income      GE Asset Management
                                                     consistent with the preservation of       Incorporated
                                                     capital and maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and     GE Asset Management
                                                     future income rather than current income. Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through        GE Asset Management
                                                     current income and capital appreciation.  Incorporated (subadvised by
                                                                                               Seneca Capital
                                                                                               Management)
                   --------------------------------------------------------------------------------------------------------

                                                                                              Adviser (and Sub-Adviser(s),
                   Portfolio                                   Investment Objective                  as applicable)
                   -------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and accumulation GE Asset Management
                                                     of income that corresponds to the        Incorporated (subadvised
                                                     investment return of S&P's 500           by SSgA Funds
                                                     Composite Stock Index.                   Management, Inc.)
                   -------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund       Seeks long-term growth of capital.       GE Asset Management
                                                                                              Incorporated (subadvised by
                                                                                              Palisade Capital
                                                                                              Management, L.L.C.)
                   -------------------------------------------------------------------------------------------------------
                   Total Return Fund                 Seeks the highest total return, composed GE Asset Management
                                                     of current income and capital            Incorporated
                                                     appreciation, as is consistent with
                                                     prudent investment risk.
                   -------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.       GE Asset Management
                                                                                              Incorporated
                   -------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth and          Seeks long-term growth of capital and    Goldman Sachs Asset
VARIABLE INSURANCE Income Fund                       growth of income.                        Management
TRUST
                   -------------------------------------------------------------------------------------------------------
                   Goldman Sachs Mid Cap             Seeks long-term capital appreciation.    Goldman Sachs Asset
                   Value Fund                                                                 Management
                   -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio --             Seeks long-term capital growth.          Janus Capital Management
                   Institutional Shares                                                       LLC
                   -------------------------------------------------------------------------------------------------------
                   Flexible Bond Portfolio --        Seeks to obtain maximum total return,    Janus Capital Management
                   Institutional Shares (formerly,   consistent with preservation of capital. LLC
                   Flexible Income Portfolio)
                   -------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Institutional  Seeks long-term growth of capital.       Janus Capital Management
                   Shares (formerly, Capital                                                  LLC
                   Appreciation Portfolio)
                   -------------------------------------------------------------------------------------------------------
                   International Growth              Seeks long-term growth of capital.       Janus Capital Management
                   Portfolio -- Institutional Shares                                          LLC
                   -------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --     Seeks long-term growth of capital in a   Janus Capital Management
                   Institutional Shares (formerly,   manner consistent with the preservation  LLC
                   Growth Portfolio)                 of capital.
                   -------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio --       Seeks long-term growth of capital.       Janus Capital Management
                   Institutional Shares                                                       LLC
                   -------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio --     Seeks long-term growth of capital in a   Janus Capital Management
                   Institutional Shares              manner consistent with the preservation  LLC
                                                     of capital.
                   -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) New Discovery Series --    Seeks capital appreciation.              Massachusetts Financial
INSURANCE TRUST    Service Class Shares                                                       Services Company
                   -------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                             Adviser (and Sub-Adviser(s),
                  Portfolio                                  Investment Objective                   as applicable)
                  -------------------------------------------------------------------------------------------------------
OPPENHEIMER       Oppenheimer Aggressive          Seeks capital appreciation by investing    OppenheimerFunds, Inc.
VARIABLE ACCOUNT  Growth Fund/VA                  in "growth type" companies.
FUNDS
                  -------------------------------------------------------------------------------------------------------
                  Oppenheimer Balanced Fund/      Seeks a high total investment return,      OppenheimerFunds, Inc.
                  VA                              which includes current income and
                                                  capital appreciation in the value of its
                                                  shares.
                  -------------------------------------------------------------------------------------------------------
                  Oppenheimer Capital             Seeks capital appreciation by investing    OppenheimerFunds, Inc.
                  Appreciation Fund/VA            in securities of well-known, established
                                                  companies.
                  -------------------------------------------------------------------------------------------------------
                  Oppenheimer Core Bond Fund/     Seeks a high level of current income. As   OppenheimerFunds, Inc.
                  VA (formerly, Oppenheimer       a secondary objective, the fund seeks
                  Bond Fund/VA)                   capital appreciation when consistent
                                                  with its primary objective.
                  -------------------------------------------------------------------------------------------------------
                  Oppenheimer High Income         Seeks a high level of current income       OppenheimerFunds, Inc.
                  Fund/VA                         from investments in high-yield fixed-
                                                  income securities.
                  -------------------------------------------------------------------------------------------------------
PBHG INSURANCE    Liberty Ridge Growth II         Seeks capital appreciation.                Liberty Ridge Capital, Inc.
SERIES FUND, INC. Portfolio (formerly, PBHG
                  Growth II Portfolio)
                  -------------------------------------------------------------------------------------------------------
                  Liberty Ridge Large Cap Growth  Seeks long term growth of capital.         Liberty Ridge Capital, Inc.
                  Portfolio (formerly, PBHG Large
                  Cap Growth Portfolio)
                  -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE    Total Return Portfolio --       Seeks maximum total return consistent      Pacific Investment
INSURANCE TRUST   Administrative Class Shares     with the preservation of capital and       Management Company LLC
                                                  prudent investment management.
                  -------------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable       Seeks long-term growth of capital.         Salomon Brothers Asset
VARIABLE SERIES   Investors Fund -- Class I       Current income is a secondary objective.   Management Inc
FUNDS INC
                  -------------------------------------------------------------------------------------------------------
                  Salomon Brothers Variable       Seeks to maximize total return,            Salomon Brothers Asset
                  Strategic Bond Fund -- Class I  consistent with the preservation of        Management Inc
                                                  capital.
                  -------------------------------------------------------------------------------------------------------
                  Salomon Brothers Variable       Seeks to obtain above-average income       Salomon Brothers Asset
                  Total Return Fund -- Class I    (compared to a portfolio entirely invested Management Inc
                                                  in equity securities). The fund's
                                                  secondary objective is to take advantage
                                                  of opportunities to achieve growth of
                                                  capital and income.
                  -------------------------------------------------------------------------------------------------------


                      Not all of these Portfolios may be available in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial surrenders, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.



                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.




                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.



                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:



                        (1) the investment objective of the Portfolio;



                        (2) the Portfolio's performance history;



                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.



                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.



                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.



                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.



                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.



VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.



                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.



                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.



                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.


                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.



                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision in this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, for administrative services provided, and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;


                         . administering income payments;


                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccounts values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial and full
                      surrenders of premium payments, unless you meet an available exception as described below. We also assess surrender charges on payments we make upon maturity if your Maturity Date occurs before all of your premium payments have been in your contract for seven years. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We also assume you surrender your premium payments before you surrender any gains in your contract. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Partially
              the Premium Payment          Surrendered Premium Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                4%
                       6                                2%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge on surrenders:

                         . of free withdrawal amounts (as defined below);

                         . taken under Optional Payment Plan 1, Optional
                           Payment Plan 2 (for a period of 5 or more years), Optional Payment Plan 3 (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5;

                         . taken within 90 days of the Annuitant's death.

                      You may surrender up to 10% of your Contract Value in any contract year (determined as of the Valuation Period during which we receive the surrender request) without a surrender charge (the "free withdrawal amount"). If the first surrender in any contract year is a full surrender or a partial surrender of more than 10% of Contract Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of your Contract Value. Any amount subject to the surrender charge will not exceed the amount you surrender. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, Optional Payment Plan 3 (Income of a Definite Amount) (for a payment period of at least 5 years based on a guaranteed interest rate), or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM THE              daily, equal to an effective annual rate of 1.40% of the
SEPARATE              average daily net assets of the Separate Account. The
ACCOUNT               charge consists of an administrative expense charge at an
                      effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.25%.
                      These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES


ANNUAL CONTRACT       We will deduct an annual contract charge of $25 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is more than $75,000.


                      We will allocate the annual contract charge among the Subaccounts in the same proportion that the assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

OPTIONAL DEATH        Should you elect the Optional Death Benefit, we will
BENEFIT CHARGE        assess an additional charge. We deduct this charge
                      against the assets in the Separate Account at each contract anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the Optional Death Benefit. We will allocate the annual charge for the Optional Death Benefit among the Subaccounts in the same proportion that the assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional Death Benefit, we will deduct the charge first from the assets in the Separate Account, if any, and then from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts which have been in the Guarantee Account for the longest period of time. At full surrender, we will charge you a pro-rata portion of the annual charge. We guarantee that the charge for the Optional Death Benefit will never exceed an annual rate of 0.25% of your Contract Value at the time of the deduction. The rate that applies to your contract will be fixed at the time your contract is issued.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from either premium
                      payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract
                      (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The amount of premium tax assessed depends upon the laws of your state of residence. The premium tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES         Each Portfolio incurs certain fees and expenses. To pay
AND DEDUCTIONS        for these expenses, each Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer after the 12th transfer in a calendar year. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits). We will include any differences in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We will apply any subsequent premium payments on the Valuation Day they are received at our Service Center.


                      To apply for a contract, you must be of legal age and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified plans for which we designed the contracts. The Annuitant cannot be older than age 85, unless we approve a different age.


                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferred benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this contract through a qualified plan, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except of ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.



                      Before the Maturity Date, you may change:

                         . your Maturity Date;

                         . your optional payment plan;


                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract in the "Transfers" provision); and



                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center if you reserved this right and the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for change in a form satisfactory to us. This change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

                      Qualified Contacts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.


                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.


                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments at any frequency and in any
PAYMENTS              amount you select, subject to certain limitations. You
                      must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
                      $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be same for each day in the Valuation Period.


ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio,
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate premiums to up to 20
                      Subaccounts plus the Guarantee Account at any one time.
                      The percentage of any premium payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage.


                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive the any additional premium payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to premium payments made after were receive notice of the change.

VALUATION OF          Partial surrenders, total surrenders and/or payment of
ACCUMULATION          the death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation
                      Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS             All owners may transfer all or a portion of their assets
BEFORE THE            between and among the Subaccounts of the Separate Account
MATURITY DATE         and the Guarantee Account on any Valuation Day prior to
                      the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee
                      Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.


TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. We reserve the right to prohibit
TO THE GUARANTEE      or limit transfers from a Subaccount to the Guarantee
ACCOUNT               Account during the six-month period following the
                      transfer of any amount from the Guarantee Account to any Subaccount.


TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e.
                      you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation
                      Day the new transfer request is received at our Service
                      Center.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.




                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).



                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.



                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.



                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.



                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:



                        (1) a Dollar Cost Averaging program;



                        (2) a Portfolio Rebalancing program;



                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or



                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:



                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or



                        (2) the transfer would adversely affect unit values.



                      The affected Portfolio(s) determine whether these items apply.



                      We will treat all owners equally with respect to transfer requests.





TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us provided we receive written authorization at our Service Center to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:


                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.


                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:



                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;



                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or


                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.


                      We reserve the right to limit or prohibit telephone and Internet transactions.



                      We will delay making a payment or processing a transfer request if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.


SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service
                      Center.


TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.


                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.



                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:



                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and



                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.



                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:



                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;



                        (2) passwords and encrypted information;



                        (3) additional owner verification when appropriate; and



                        (4) recorded conversations.



                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.



SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.



                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the Policies (such as the beneficiaries) may be harmed.



                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The

                      U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.





                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.



                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.



                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.



                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.



                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.



                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.



                      We apply our policies and procedures without exception, waiver, or special arrangement.




DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account to any combination of other Subaccounts
                      (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract).
                      The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 313-5282.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. --Money Market Fund, and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.


                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.



                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders

SURRENDERS            We will allow you to surrender your contract or to
AND PARTIAL           partially surrender a portion of your Contract Value at
SURRENDERS            any time before the Maturity Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any contract
                            charge and charge for the Optional Death Benefit, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.


                      If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your total assets in the Separate Account. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.



                      We will delay making a payment if:


                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision in this prospectus.

                      Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See "Federal Tax Matters" provision in this prospectus.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified dollar amount (in
PROGRAM               equal installments of at least $100) on a monthly,
                      quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Service Center.


                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


                      Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the amount that you may surrender free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.


                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit

DEATH BENEFIT         If the Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner of the contract, the amount of proceeds
BEFORE THE            available is the death benefit if the designated
MATURITY DATE         beneficiary elects this option within 90 days of the
                      Annuitant's death. Otherwise, we will pay Surrender
                      Value. Upon receipt of due proof of the Annuitant's death
                      (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit in accordance with the owner's instructions, subject to the distribution rules and termination of contract provisions described below.
                      Once we have paid the death benefit, the contract will terminate and we will have no further obligation under the contract. We will assess surrender charges if the contract is surrendered more than 90 days after the death of the Annuitant.

                      If any Annuitant dies before their sixth contract anniversary, the death benefit will be equal to the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death;

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant is age 80 or younger on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greatest of:

                        (1) the greater sum of (a) and (b) where:

                            (a) is the Contract Value as of the end of any
                                six-year period; and

                            (b) is any premium payments made after that
                                six-year period.

                            The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed) since the applicable six-year period.

                        (2) premium payments made, less any partial surrenders
                            taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                        (3) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant is age 81 or older on the date the contract is issued and he or she dies after the sixth contract anniversary, the death benefit will be the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      The first six-year period begins on the date the contract is issued and ends on the sixth contract anniversary. The second six-year period begins on the first Valuation Day after the sixth contract anniversary and ends on the twelfth contract anniversary and so on.

                      We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges assessed) reduces the Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

OPTIONAL              The Optional Death Benefit Rider provides for an annual
DEATH BENEFIT         step-up in death benefit, as described below. (This may
                      be referred to as the "Annual EstateProtector/SM/" in our marketing materials.) The Optional Death Benefit Rider may only be elected at the time of application.

                      If the Annuitant dies before their first contract anniversary, the Death Benefit under the Optional Death Benefit Rider will be the greater of:

                        (1) premium payments made, less any partial surrenders
                            taken (including any surrender charges and premium taxes assessed); and

                        (2) the Contract Value as of the date we receive due
                            proof of the Annuitant's death.

                      If any Annuitant dies before the contract anniversary immediately preceding his or her 81st birthday, then the death benefit under the Optional Death Benefit Rider is the greatest of:

                        (1) the greater sum of (a) and (b) where:

                            (a) is the Contract Value as of any contract
                                anniversary; and

                            (b) is any premium payments made after such
                                contract anniversary.

                            The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed) since the applicable contract anniversary.

                        (2) premium payments made to date, less any partial
                            surrenders taken (including any surrender charges and premium taxes assessed); and

                        (3) the Basic Death Benefit as described above.

                      If any Annuitant dies after the contract anniversary immediately preceding his or her 81st birthday, then the death benefit under the Optional Death Benefit Rider is the greatest of:

                        (1) the greater sum of (a) and (b) where:

                            (a) is the Contract Value as of any contract
                                anniversary occurring prior to his or her 81st birthday; and

                            (b) is any premium payments made after such
                                contract anniversary.

                            The sum of (a) and (b) is reduced for an adjustment due to any partial surrenders taken (including any surrender charges and premium taxes assessed) since that applicable contract anniversary.

                        (2) premium payments made to date, less any partial
                            surrenders taken (including any surrender charges and premium taxes assessed); and

                        (3) the Basic Death Benefit as described above.

                      Your election of the Optional Death Benefit Rider is effective on the date the contract is issued (unless another effective date is shown on the contract data pages). The Optional Death Benefit will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date of receipt of your request to terminate the rider. If we receive your request within 30 days of any contract anniversary, you may request that the rider terminate as of that anniversary. We charge you for this benefit. This charge will not exceed 0.25% of Contract Value at the time of deduction. See the "Optional Death Benefit Charge" provision of this prospectus. Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described above. To be eligible for the Optional Death Benefit Rider, the Annuitant cannot be older than age 75 at the time the contract is issued, unless we approve a different age.

                      We will adjust the death benefit for partial surrenders in the same proportion as the percentage that the partial surrender (including surrender charges assessed) reduces the Contract Value. Premium tax may be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the first
OWNER BEFORE          death of:
THE MATURITY
DATE
                         . an owner or joint owner; or

                         . the Annuitant, (if the owner is a non-natural entity
                           such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution Rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. The surviving spouse, in this case, may continue the contract until he or she dies. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within five years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently
                           (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision in this prospectus);


                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or



                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.


                      If the designated beneficiary makes no choice within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire amount has been distributed, we will pay in a lump sum any amounts still remaining, to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

                      Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below.

                                                        Amount of
                        Person who died               Proceeds Paid
            --------------------------------------------------------
            Owner or Joint Owner                     Surrender Value
            (who is not the Annuitant)
            --------------------------------------------------------
            Owner or Joint Owner (who is             Death Benefit
            the Annuitant)
            --------------------------------------------------------
            Annuitant                                Death Benefit
            --------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER,       If an owner, joint owner, or Annuitant dies after income
JOINT OWNER,          payments begin, or if a designated beneficiary receiving
OR ANNUITANT          income payments dies after the date income payments
AFTER INCOME          begin, payments made under the contract will be made at
PAYMENTS BEGIN        least as rapidly as under the method of distribution in
                      effect at the time of death, notwithstanding any other provision of the contract.

Income Payments


                      The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Maturity Date may be changed in one year increments up until the time income payments begin, however, the Maturity Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday, unless specifically requested by you in writing and approved by us. You may change the Maturity Date to any date within one year of the last Maturity Date. To change the Maturity Date, send written notice to our Service Center before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will then mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.



                      We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision in this prospectus.


                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.


                      The contract provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.


                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.


                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.


                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. (See the "Requesting Payments" provision in this prospectus.) Upon making such a payment, we will have no future obligation under the contract.


                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Maturity Date;

                         . the settlement age on the Maturity Date, and if
                           applicable, the gender of the Annuitant;

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following Optional Payment Plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the

                          10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS              will equal your Contract Value as of the Maturity Date,
                      less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments three times each calendar year. The transfer
                      will be effective as of the end of the Valuation Period during which we receive written request at our Service
                      Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.


                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."


                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.



                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's premium payments and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial surrenders and surrenders. A partial surrender occurs when you receive less than the total amount of the Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit received due to an optional rider. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.



                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.



                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.


                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

                      Taxation of Death Benefit if Paid Before the Maturity
                      Date:


                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.


                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender.

                      Taxation of Death Benefit if Paid After the Maturity Date.




                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."



                      Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial surrenders and total surrenders or income payments that:


                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial surrender that you must include in income. For example:



                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;


                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:


                         . the amount of a partial surrender, a surrender or an
                           income payment that you must include in income; and


                         . the amount that might be subject to the penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.


                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.


                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:


                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.


                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity.

                      A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distributions that must be taken from your contract.


                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or income payment:


                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.


                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial surrender or surrender, or income payment, we will send you forms that explain the withholding requirements.


STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract, unless you
                      make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE     Under existing Federal income tax laws, we do not pay tax
COMPANY               on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments


                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.


                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:


                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.


                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial surrender or surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.



                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Distribution of the Contracts




                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905



                      Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the NASD.



                      Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.



                      Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with the NASD and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.



                      When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.





                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.5% of premium payments.



                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.



                      All selling firms receive commissions as described above based on the sale and receipt of premium payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid is 1.0% of premium payments received.



                      We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.



                      Commissions paid on premium payments received from the contracts are not charged directly to you or against your Contract Value, but indirectly through fees and charges imposed under the contracts.



                      All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.



                      During 2004, 2003 and 2002, $5.9 million, $17.0 million
                      and $5.3 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Service Center.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                            GE Capital Life Assurance Company of New York
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

                      If you cancel your contract, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract plus any adjustments required by New York law or regulation on the date we receive the contract, but without reduction for any surrender charge. If New York law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the State of New York, we are subject to
                      provisions governing life insurers and to regulation by the New York Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL                 We, like other life insurance companies, are involved in
PROCEEDINGS           lawsuits. In lawsuits involving insurance companies,
                      substantial damages have been sought and/or material settlement payments have been made. Although we cannot predict the outcome of any litigation with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material impact on us or the Separate Account.



                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix:

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:


                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                      $ 9.39            $ 9.77         72,967    2004
                                                                           7.05              9.39         91,917    2003
                                                                          10.67              7.05         94,583    2002
                                                                          12.27             10.67        116,401    2001
                                                                          14.60             12.27         87,912    2000
                                                                          10.00             14.60         47,413    1999
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares          7.45              8.56         93,792    2004
                                                                           5.30              7.45        102,876    2003
                                                                           7.29              5.30        112,540    2002
                                                                          10.49              7.29        120,238    2001
                                                                          14.62             10.49         86,750    2000
                                                                          10.00             14.62         26,274    1999
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBerstein Growth and Income Portfolio -- Class B                 12.30             13.49          6,489    2004
                                                                          10.00             12.30          6,469    2003
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                    10.39             11.25         63,965    2004
                                                                           8.25             10.39         64,306    2003
                                                                          10.49              8.25         71,618    2002
                                                                          11.11             10.49         86,104    2001
                                                                          11.00             11.11         72,357    2000
                                                                          10.00             11.00         20,556    1999
------------------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                                         7.47              8.09         58,257    2004
                                                                           6.28              7.47         59,546    2003
                                                                           8.37              6.28         59,594    2002
                                                                           9.84              8.37         66,291    2001
                                                                          10.96              9.84         49,970    2000
                                                                          10.00             10.96         22,004    1999
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares                    10.54             11.48         34,885    2004
                                                                           8.75             10.54         42,992    2003
                                                                           8.75              8.75         39,512    2002
                                                                           8.75              8.75         35,628    2001
                                                                           9.76              8.75         33,465    2000
                                                                          10.00              9.76         19,995    1999
------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Asset ManagerSM Portfolio -- Initial Class                          10.68             11.11         28,918    2004
                                                                           9.18             10.68         29,599    2003
                                                                          10.20              9.18         36,459    2002
                                                                          10.79             10.20         38,600    2001
                                                                          11.39             10.79         26,838    2000
                                                                          10.00             11.39         10,584    1999
------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                $11.94            $13.60        211,508    2004
                                                                9.43             11.94        230,813    2003
                                                               10.55              9.43        266,682    2002
                                                               12.19             10.55        292,608    2001
                                                               13.24             12.19        269,165    2000
                                                               10.00             13.24         97,637    1999
-------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class                 11.17             12.28        187,385    2004
                                                                8.69             11.17        197,885    2003
                                                               10.61              8.69        205,624    2002
                                                               11.32             10.61        205,859    2001
                                                               10.59             11.32         97,160    2000
                                                               10.00             10.59         48,133    1999
-------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                         9.73              9.92        150,434    2004
                                                                7.43              9.73        167,788    2003
                                                               10.78              7.43        184,088    2002
                                                               13.28             10.78        220,112    2001
                                                               15.13             13.28        171,139    2000
                                                               10.00             15.13         46,688    1999
-------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class               10.04             10.47        108,648    2004
                                                                8.22             10.04        116,496    2003
                                                               10.00              8.22        118,325    2002
                                                               11.12             10.00        129,686    2001
                                                               11.70             11.12         83,757    2000
                                                               10.00             11.70         13,010    1999
-------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class           7.68              8.11         69,551    2004
                                                                5.99              7.68         91,860    2003
                                                                7.78              5.99         94,861    2002
                                                                9.22              7.78        107,227    2001
                                                               11.27              9.22         82,621    2000
                                                               10.00             11.27         41,888    1999
-------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                     13.94             17.13          3,384    2004
                                                               10.00             13.94          1,256    2003
-------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                       9.26             10.38         73,980    2004
                                                                6.55              9.26         80,335    2003
                                                                8.34              6.55         79,406    2002
                                                               10.73              8.34         76,209    2001
                                                               13.45             10.73         42,476    2000
                                                               10.00             13.45         10,084    1999
-------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 1 Shares          10.00             10.23             --    2004
-------------------------------------------------------------------------------------------------------------
  Templeton Global Income Securities -- Class 1 Shares         10.00             10.13            395    2004
-------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Global Income Fund                                           11.83             12.76         16,814    2004
                                                               10.74             11.83         17,934    2003
                                                                9.34             10.74         26,915    2002
                                                                9.63              9.34         18,108    2001
                                                                9.84              9.63         12,577    2000
                                                               10.00              9.84          6,423    1999
-------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Income Fund                                                      $12.82            $13.07         81,506    2004
                                                                    12.55             12.82         96,450    2003
                                                                    11.58             12.55        139,847    2002
                                                                    10.94             11.58        107,991    2001
                                                                    10.02             10.94         34,234    2000
                                                                    10.00             10.02         16,078    1999
------------------------------------------------------------------------------------------------------------------
  International Equity Fund                                          8.38              9.57         22,411    2004
                                                                     6.16              8.38         26,855    2003
                                                                     8.21              6.16         33,523    2002
                                                                    10.52              8.21         32,993    2001
                                                                    12.22             10.52         15,089    2000
                                                                    10.00             12.22          2,208    1999
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)         13.21             15.11         84,088    2004
                                                                    10.07             13.21         95,662    2003
                                                                    11.85             10.07         82,630    2002
                                                                    11.98             11.85         72,587    2001
                                                                    11.22             11.98         31,995    2000
                                                                    10.00             11.22         10,625    1999
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 11.23             11.18        180,625    2004
                                                                    11.30             11.23        214,660    2003
                                                                    11.29             11.30        441,788    2002
                                                                    11.02             11.29        551,692    2001
                                                                    10.52             11.02        404,982    2000
                                                                    10.00             10.52        161,990    1999
------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                         8.67              9.15        181,618    2004
                                                                     6.82              8.67        201,303    2003
                                                                     8.76              6.82        228,482    2002
                                                                     9.78              8.76        217,761    2001
                                                                    10.00              9.78         28,080    2000
                                                                       --                --             --    1999
------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                       16.79             21.92         35,727    2004
                                                                    12.40             16.79         34,654    2003
                                                                    12.74             12.40         21,508    2002
                                                                    11.56             12.74         18,334    2001
                                                                     8.84             11.56          6,527    2000
                                                                    10.00              8.84            209    1999
------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                              9.53             10.37        704,031    2004
                                                                     7.53              9.53        753,975    2003
                                                                     9.84              7.53        793,100    2002
                                                                    11.37              9.84        867,363    2001
                                                                    12.74             11.37        548,997    2000
                                                                    10.00             12.74        172,354    1999
------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                       12.83             14.57         14,965    2004
                                                                    10.00             12.83         18,848    2003
------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                 12.18             12.99         72,701    2004
                                                                    10.26             12.18         68,314    2003
                                                                    11.48             10.26         77,826    2002
                                                                    11.99             11.48         86,294    2001
                                                                    11.59             11.99         32,122    2000
                                                                    10.00             11.59          7,632    1999
------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                           $10.74            $11.45        219,158    2004
                                                                               8.83             10.74        239,781    2003
                                                                              11.09              8.83        262,389    2002
                                                                              12.29             11.09        290,715    2001
                                                                              12.54             12.29         55,479    2000
                                                                              10.00             12.54         26,227    1999
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund                                         8.93             10.46         47,728    2004
                                                                               7.28              8.93         50,734    2003
                                                                               8.33              7.28         43,415    2002
                                                                               9.32              8.33         49,039    2001
                                                                               9.91              9.32         38,144    2000
                                                                              10.00              9.91          6,067    1999
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                            15.96             19.81         95,801    2004
                                                                              12.61             15.96        106,801    2003
                                                                              13.42             12.61        111,631    2002
                                                                              12.15             13.42        110,847    2001
                                                                               9.40             12.15         76,039    2000
                                                                              10.00              9.40         28,190    1999
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                                  13.14             14.06        349,565    2004
                                                                              11.69             13.14        390,966    2003
                                                                              12.67             11.69        436,123    2002
                                                                              13.48             12.67        463,443    2001
                                                                              13.99             13.48        422,015    2000
                                                                              10.00             13.99        186,199    1999
----------------------------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares (formerly, Flexible
   Income Portfolio)                                                          13.03             13.36         29,300    2004
                                                                              12.42             13.03         32,282    2003
                                                                              11.41             12.42         34,323    2002
                                                                              10.74             11.41         19,390    2001
                                                                              10.25             10.74          9,195    2000
                                                                              10.00             10.25          6,851    1999
----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares (formerly, Capital
   Appreciation Portfolio)                                                    11.63             13.55        283,037    2004
                                                                               9.78             11.63        298,587    2003
                                                                              11.77              9.78        326,788    2002
                                                                              15.24             11.77        395,372    2001
                                                                              18.89             15.24        399,985    2000
                                                                              10.00             18.89        179,393    1999
----------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares                      10.23             12.00        124,062    2004
                                                                               7.69             10.23        130,958    2003
                                                                              10.49              7.69        138,128    2002
                                                                              13.85             10.49        157,443    2001
                                                                              16.71             13.85        172,488    2000
                                                                              10.00             16.71         19,367    1999
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Institutional Shares (formerly,
   Growth Portfolio)                                                   $ 9.33            $ 9.61        221,060    2004
                                                                         7.18              9.33        239,349    2003
                                                                         9.91              7.18        267,105    2002
                                                                        13.35              9.91        320,393    2001
                                                                        15.85             13.35        301,644    2000
                                                                        10.00             15.85         81,608    1999
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares                       9.74             11.60        283,191    2004
                                                                         7.31              9.74        312,231    2003
                                                                        10.29              7.31        322,388    2002
                                                                        17.24             10.29        362,970    2001
                                                                        25.64             17.24        352,967    2000
                                                                        10.00             25.64        121,228    1999
----------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares                     9.18              9.49        214,028    2004
                                                                         7.51              9.18        224,455    2003
                                                                        10.22              7.51        258,634    2002
                                                                        13.37             10.22        307,051    2001
                                                                        16.08             13.37        308,617    2000
                                                                        10.00             16.08        100,959    1999
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                   12.74             13.34          2,756    2004
                                                                        10.00             12.74          5,168    2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                                  9.32             11.01         87,791    2004
                                                                         7.53              9.32         95,143    2003
                                                                        10.58              7.53         95,648    2002
                                                                        15.61             10.58        105,970    2001
                                                                        17.83             15.61        101,978    2000
                                                                        10.00             17.83          8,356    1999
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                                          12.61             13.69         65,972    2004
                                                                        10.23             12.61         68,551    2003
                                                                        11.58             10.23         88,780    2002
                                                                        11.49             11.58         79,586    2001
                                                                        10.95             11.49         27,674    2000
                                                                        10.00             10.95          4,655    1999
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                              11.54             12.17        103,013    2004
                                                                         8.94             11.54        126,014    2003
                                                                        12.40              8.94        116,440    2002
                                                                        14.38             12.40        144,983    2001
                                                                        14.62             14.38         74,496    2000
                                                                        10.00             14.62          6,857    1999
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA (formerly,
   Oppenheimer Bond Fund/VA)                                            12.47             12.97        148,287    2004
                                                                        11.84             12.47        166,154    2003
                                                                        11.01             11.84        214,302    2002
                                                                        10.36             11.01        174,178    2001
                                                                         9.90             10.36         98,135    2000
                                                                        10.00              9.90         43,260    1999
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                                       $10.89            $11.70        51,734     2004
                                                                          8.91             10.89        61,389     2003
                                                                          9.26              8.91        82,108     2002
                                                                          9.21              9.26        95,224     2001
                                                                          9.70              9.21        44,986     2000
                                                                         10.00              9.70        18,241     1999
-----------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Liberty Ridge Growth II Portfolio (formerly, PBHG Growth II
   Portfolio)                                                             8.15              8.57        34,223     2004
                                                                          6.58              8.15        41,548     2003
                                                                          9.59              6.58        52,036     2002
                                                                         16.34              9.59        62,951     2001
                                                                         19.89             16.34        59,141     2000
                                                                         10.00             19.89         7,052     1999
-----------------------------------------------------------------------------------------------------------------------
  Liberty Ridge Large Cap Growth Portfolio (formerly, PBHG Large
   Cap Growth Portfolio)                                                 10.74             11.53        60,955     2004
                                                                          8.30             10.74        66,435     2003
                                                                         11.91              8.30        73,913     2002
                                                                         16.84             11.91        81,850     2001
                                                                         17.34             16.84        68,280     2000
                                                                         10.00             17.34         3,577     1999
-----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                  10.10             10.45         9,582     2004
                                                                         10.00             10.10        15,255     2003
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Investors Fund -- Class I                    11.12             12.11        17,775     2004
                                                                          8.53             11.12        18,400     2003
                                                                         11.24              8.53        21,504     2002
                                                                         11.89             11.24        22,165     2001
                                                                         10.00             11.89         5,580     2000
                                                                            --                --            --     1999
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Strategic Bond Fund -- Class I               13.36             14.05        21,371     2004
                                                                         11.97             13.36        27,243     2003
                                                                         11.15             11.97        22,522     2002
                                                                         10.58             11.15        14,114     2001
                                                                         10.00             10.58           727     2000
                                                                            --                --            --     1999
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Total Return Fund -- Class I                 11.13             11.93        11,632     2004
                                                                          9.74             11.13        10,899     2003
                                                                         10.60              9.74        14,344     2002
                                                                         10.84             10.60         9,589     2001
                                                                         10.00             10.84         2,869     2000
                                                                            --                --            --     1999
-----------------------------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information



                                                                            Page
The Company................................................................  B-3
The Separate Account.......................................................  B-4
Additional Information About the Guarantee Account.........................  B-4
The Contracts..............................................................  B-5
   Transfer of Annuity Units...............................................  B-5
   Net Investment Factor...................................................  B-5
Termination of Participation Agreements....................................  B-6
Calculation of Performance Data............................................  B-7
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund.  B-7
   Other Subaccounts.......................................................  B-9
   Other Performance Data.................................................. B-11
Tax Matters................................................................ B-11
   Taxation of GE Capital Life Assurance Company of New York............... B-11
   IRS Required Distributions.............................................. B-12
General Provisions......................................................... B-13
   Using the Contracts as Collateral....................................... B-13
   The Beneficiary......................................................... B-13
   Non-Participating....................................................... B-13
   Misstatement of Age or Gender........................................... B-13
   Incontestability........................................................ B-13
   Statement of Values..................................................... B-13
   Trust as Owner or Beneficiary........................................... B-13
   Written Notice.......................................................... B-13
Legal Developments Regarding Employment-Related Benefit Plans.............. B-14
Regulation of GE Capital Life Assurance Company of New York................ B-14
Experts.................................................................... B-14
Financial Statements....................................................... B-14


                 GE Capital Life Assurance Company of New York
                         622 Third Avenue, 33rd Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

                      GE Capital Life Assurance Company of New York Variable Annuity Service Center
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1066 6/97 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1066 6/97

                                  Issued by:
                 GE Capital Life Assurance Company of New York
                      GE Capital Life Separate Account II
                                 622 Third Ave
                                  33rd Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230

                       Telephone Number: (800) 313-5282


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005, for the Flexible Premium Variable Deferred Annuity Contract issued by GE Capital Life Assurance Company of New York through its GE Capital Life Separate Account II. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:


Call:     (800) 313-5282

Or write: GE Capital Life Assurance Company of New York
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative



The date of this Statement of Additional Information is April 29, 2005.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ
 ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information



  The Company............................................................  B-3

  The Separate Account...................................................  B-4

  Additional Information About the Guarantee Account.....................  B-4

  The Contracts..........................................................  B-5
     Transfer of Annuity Units...........................................  B-5
     Net Investment Factor...............................................  B-5

  Termination of Participation Agreements................................  B-6

  Calculation of Performance Data........................................  B-7
     Subaccounts Investing in GE Investments Funds, Inc. -- Money Market
       Fund..............................................................  B-7
     Other Subaccounts...................................................  B-9
     Other Performance Data.............................................. B-11

  Tax Matters............................................................ B-11
     Taxation of GE Capital Life Assurance Company of New York........... B-11
     IRS Required Distributions.......................................... B-12

  General Provisions..................................................... B-13
     Using the Contracts as Collateral................................... B-13
     The Beneficiary..................................................... B-13
     Non-Participating................................................... B-13
     Misstatement of Age or Gender....................................... B-13
     Incontestability.................................................... B-13
     Statement of Values................................................. B-13
     Trust as Owner or Beneficiary....................................... B-13
     Written Notice...................................................... B-13

  Legal Developments Regarding Employment-Related Benefit Plans.......... B-14

  Regulation of GE Capital Life Assurance Company of New York............ B-14

  Experts................................................................ B-14

  Financial Statements................................................... B-14

THE COMPANY           We are a stock life insurance company that was
                      incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of
                      New York. In February 1990, we were transferred to a wholly-owned subsidiary of Great Northern Insured Annuity
                      Corporation from GNA Life Insurance Company. In October
                      1993, we were the surviving entity in a merger with United Pacific Reliance Life Insurance Company of New
                      York and as a result became partially-owned by United
                      Pacific Life Insurance Company ("UPL"). UPL later changed its name to General Electric Capital Assurance Company
                      ("GECA"). On February 1, 1996, we changed our name to GE
                      Capital Life Assurance Company of New York ("GECLANY").
                      In January 1999, we became a wholly-owned subsidiary of GECA when Great Northern Assurance Annuity Corporation merged with and into GECA.


                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 48% of Genworth's common stock is now owned by public shareholders. GEFAHI continues to own approximately 52% of Genworth's common stock.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      We principally offer annuity contracts and variable life insurance policies. We do business in the State of New York. Our Home Office is located at 622 Third Avenue, 33rd Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.




                      We are subject to regulation by the Insurance Department of the State of New York. We file an annual statement with the New York Commissioner of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

THE SEPARATE          In accordance with the Board Resolution establishing the
ACCOUNT               Separate Account, such Separate Account will be divided
                      into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.



ADDITIONAL            The initial interest rate guarantee period for any
INFORMATION           allocation you make to the Guarantee Account will be one
ABOUT THE             year or longer. Subsequent interest rate guarantee
GUARANTEE             periods will each be at least one year. We may credit
ACCOUNT               additional rates of interest for specified periods from
                      time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred once
ANNUITY UNITS         per calendar year from the Subaccounts in which they are
                      currently held (subject to certain restrictions described in the contract).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.



TERMINATION OF        The participation agreements pursuant to which the Funds
PARTICIPATION         sell their shares to the Separate Account contain varying
AGREEMENTS            provisions regarding termination. The following
                      summarizes those provisions:

                      The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.



                      Federated Insurance Series. This agreement may be terminated by any of the parties upon 180' days written notice to the other parties.



                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.



                      Franklin Templeton Variable Insurance Products
                      Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.



                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.



                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.



                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.


                      PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.



                      Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.


CALCULATION OF        From time to time, we may disclose total return, yield,
PERFORMANCE           and other performance data for the Subaccounts pertaining
DATA                  to the contracts. Such performance data will be computed,
                      or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund for a
FUNDS, INC. --        seven-day period, in a manner which does not take into
MONEY MARKET          consideration any realized or unrealized gains or losses
FUND                  on shares of the corresponding money market portfolio or
                      on its portfolio securities. This current annualized yield is computed by determining the net change
                      (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects:
                      1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $25 contract charge, the mortality and expense risk charge
                      (deducted daily at an effective annual rate of 1.25% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate
                      Account). We assume for the purposes of the yield calculation that this charge will be waived. Current
                      Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or will be lower than the yield for the GE Investments Funds, Inc. --Money Market Fund.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

                      GE Investments Funds, Inc. -- Money Market Fund


                 Current Yield:   0.22% as of December 31, 2004
                 Effective Yield: 0.23% as of December 31, 2004


                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER SUBACCOUNTS     Standardized Total Return.  Sales literature or
                      advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                         2. The annual contract charge is $25 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $75,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charge for
                            the Optional Death Benefit Option (equal to an annual rate of 0.25% of your Contract Value).

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:


    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).


                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                            CTR = (ERV/P) - 1

                            where:


    CTR =   the cumulative total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.


                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS


TAXATION OF GE        We do not expect to incur any Federal income tax
CAPITAL LIFE          liability attributable to investment income or capital
ASSURANCE COMPANY     gains retained as part of the reserves under the
OF NEW YORK           contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Maturity Date but
                            prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Maturity Date, the
                            entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS


USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment.
                      Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax
                      Matters" provision in the prospectus.


                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Service
                      Center at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL                 On July 6, 1983, the Supreme Court held in Arizona
DEVELOPMENTS          Governing Committee for Tax Deferred Annuity v. Norris,
REGARDING             463 U.S. 1073 (1983), that optional annuity benefits
EMPLOYMENT-           provided under an employee's deferred compensation plan
RELATED BENEFIT       could not, under Title VII of the Civil Rights Act of
PLANS                 1964, vary between men and women on the basis of gender.
                      The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.


REGULATION OF         Besides Federal securities laws, we are subject to the
GE CAPITAL LIFE       New York insurance laws.
ASSURANCE COMPANY
OF NEW YORK


EXPERTS The financial statements of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Capital Life Separate Account II as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



                      The report of KPMG LLP dated April 1, 2005 with respect to the financial statements of GE Capital Life Assurance Company of New York refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.



FINANCIAL             This Statement of Additional Information contains the
STATEMENTS            financial statements for GE Capital Life Assurance
                      Company of New York (the Company), as of December 31 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Capital Life Separate Account II, as of
                      December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of GE Capital
                      Life Separate Account II, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate
                      Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2004

                                                       Page
                                                       ----
Independent Registered Public Accounting Firm's Report  F-1

Statements of Assets and Liabilities..................  F-3

Statements of Operations.............................. F-20

Statements of Changes in Net Assets................... F-37

Notes to Financial Statements......................... F-63

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Capital Life Separate Account II
  and
The Board of Directors
GE Capital Life Assurance Company of New York:

   We have audited the accompanying statements of assets and liabilities of GE Capital Life Separate Account II (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I Shares, AIM V.I. Basic Value Fund -- Series II Shares, AIM V.I. Blue Chip Fund -- Series I Shares, AIM V.I. Capital Appreciation Fund --Series I Shares, AIM V.I. Growth Fund -- Series I Shares, AIM V.I. International Growth Fund -- Series II Shares, AIM V.I. Premier Equity Fund -- Series I Shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio --Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra Fund -- Class I, VP Value
Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc.
 -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock
Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio,; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series -- Federated American Leaders Fund II --Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas
Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities
Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund --Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio-Service Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth
Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio --Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I.
Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account
Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA --Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares,

Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust --Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund, Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity
Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for the aforementioned funds for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Capital Life Separate Account II as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                              AIM Variable Insurance Funds
                              ---------------------------------------------------------------------------------------
                                  AIM V.I.          AIM V.I.        AIM V.I.           AIM V.I.          AIM V.I.
                              Aggressive Growth   Basic Value       Blue Chip    Capital Appreciation     Growth
                                   Fund --          Fund --          Fund --           Fund --            Fund --
                               Series I Shares  Series II Shares Series I Shares   Series I Shares    Series I Shares
                              ----------------- ---------------- --------------- -------------------- ---------------
Assets
Investments at fair
  value (note 2):............      $87,253         1,793,586         197,986           422,819            380,906
Dividend receivable..........           --                --              --                --                 --
Receivable for units sold....          343             2,151             517               488                138
                                   -------         ---------         -------           -------            -------
       Total assets..........       87,596         1,795,737         198,503           423,307            381,044
                                   -------         ---------         -------           -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            4                78               8                19                 17
Payable for units
  withdrawn..................           --                --              --                --                 --
                                   -------         ---------         -------           -------            -------
       Total liabilities.....            4                78               8                19                 17
                                   -------         ---------         -------           -------            -------
Net assets attributable
  to variable annuity
  contract owners............      $87,592         1,795,659         198,495           423,288            381,027
                                   =======         =========         =======           =======            =======
Investments in
  securities at cost.........      $74,777         1,622,758         185,273           380,620            290,873
                                   =======         =========         =======           =======            =======
Shares outstanding...........        7,369           152,516          28,819            18,635             23,732
                                   =======         =========         =======           =======            =======

                              -------------------------------------
                                    AIM V.I.          AIM V.I.
                              International Growth Premier Equity
                                    Fund --            Fund --
                                Series II Shares   Series I Shares
                              -------------------- ---------------
Assets
Investments at fair
  value (note 2):............       103,360           1,036,564
Dividend receivable..........            --                  --
Receivable for units sold....            --                 657
                                    -------           ---------
       Total assets..........       103,360           1,037,221
                                    -------           ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             4                  44
Payable for units
  withdrawn..................            --                  --
                                    -------           ---------
       Total liabilities.....             4                  44
                                    -------           ---------
Net assets attributable
  to variable annuity
  contract owners............       103,356           1,037,177
                                    =======           =========
Investments in
  securities at cost.........        99,836             971,452
                                    =======           =========
Shares outstanding...........         5,260              48,665
                                    =======           =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                   The Alger American Fund
                              ---------------------------------- --------------------
                                                  Alger American
                                                      Small
                                Alger American    Capitalization  AllianceBernstein
                              Growth Portfolio --  Portfolio --   Growth and Income
                                Class O Shares    Class O Shares Portfolio -- Class B
                              ------------------- -------------- --------------------
Assets
Investments at fair
  value (note 2):............      $712,963          803,135          6,915,760
Dividend receivable..........            --               --                 --
Receivable for units sold....            --               --             14,669
                                   --------          -------          ---------
       Total assets..........       712,963          803,135          6,930,429
                                   --------          -------          ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            28               31                302
Payable for units
  withdrawn..................            --              471                 --
                                   --------          -------          ---------
       Total liabilities.....            28              502                302
                                   --------          -------          ---------
Net assets attributable
  to variable annuity
  contract owners............      $712,935          802,633          6,930,127
                                   ========          =======          =========
Investments in
  securities at cost.........      $987,462          910,075          5,916,700
                                   ========          =======          =========
Shares outstanding...........        20,301           39,641            289,726
                                   ========          =======          =========

                                   AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------------------


                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                              International Value     Premier Growth      Small Cap Growth        Technology
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  value (note 2):............        33,960             1,622,257             113,402              320,965
Dividend receivable..........            --                    --                  --                   --
Receivable for units sold....            --                 1,953                  60                   45
                                     ------             ---------             -------              -------
       Total assets..........        33,960             1,624,210             113,462              321,010
                                     ------             ---------             -------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             1                    72                   6                   15
Payable for units
  withdrawn..................            --                    --                  --                   --
                                     ------             ---------             -------              -------
       Total liabilities.....             1                    72                   6                   15
                                     ------             ---------             -------              -------
Net assets attributable
  to variable annuity
  contract owners............        33,959             1,624,138             113,456              320,995
                                     ======             =========             =======              =======
Investments in
  securities at cost.........        32,016             1,440,292              85,693              292,669
                                     ======             =========             =======              =======
Shares outstanding...........         2,045                70,197               9,835               21,284
                                     ======             =========             =======              =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                         American Century Variable Portfolios, Inc.
                              ----------------------------------------------------------------- --------------------
                                                                                                      Dreyfus
                                                                                                     Investment
                                                                                                   Portfolios --
                               VP Income &                                                          MidCap Stock
                              Growth Fund -- VP International VP Ultra Fund -- VP Value Fund -- Portfolio -- Initial
                                 Class I     Fund -- Class I      Class I          Class I             Shares
                              -------------- ---------------- ---------------- ---------------- --------------------
Assets
Investments at fair
  value (note 2):............    $164,741        122,358          402,470         1,275,758            71,870
Dividend receivable..........          --             --               --                --                --
Receivable for units sold....         206             45               19               334                77
                                 --------        -------          -------         ---------            ------
       Total assets..........     164,947        122,403          402,489         1,276,092            71,947
                                 --------        -------          -------         ---------            ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           7              6               19                56                 4
Payable for units
  withdrawn..................          --             --               --                --                --
                                 --------        -------          -------         ---------            ------
       Total liabilities.....           7              6               19                56                 4
                                 --------        -------          -------         ---------            ------
Net assets attributable
  to variable annuity
  contract owners............    $164,940        122,397          402,470         1,276,036            71,943
                                 ========        =======          =======         =========            ======
Investments in
  securities at cost.........    $139,834        106,786          374,025         1,042,216            62,199
                                 ========        =======          =======         =========            ======
Shares outstanding...........      22,506         16,647           39,613           145,801             4,079
                                 ========        =======          =======         =========            ======

                                  Dreyfus
                              -----------------------------------
                                The Dreyfus
                                 Socially
                                Responsible    Dreyfus Variable
                               Growth Fund,   Investment Fund --
                              Inc. -- Initial    Money Market
                                  Shares          Portfolio
                              --------------- ------------------
Assets
Investments at fair
  value (note 2):............     267,916          759,006
Dividend receivable..........          --              368
Receivable for units sold....         106               94
                                  -------          -------
       Total assets..........     268,022          759,468
                                  -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12               33
Payable for units
  withdrawn..................          --               --
                                  -------          -------
       Total liabilities.....          12               33
                                  -------          -------
Net assets attributable
  to variable annuity
  contract owners............     268,010          759,435
                                  =======          =======
Investments in
  securities at cost.........     240,661          759,006
                                  =======          =======
Shares outstanding...........      10,644          759,006
                                  =======          =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                        Eaton Vance Variable Trust
                              ----------------------------------------------- ------------------

                                                                                  Federated
                                                               VT Worldwide    American Leaders
                              VT Floating-Rate VT Income Fund Health Sciences Fund II -- Primary
                                Income Fund      of Boston         Fund             Shares
                              ---------------- -------------- --------------- ------------------
Assets
Investments at fair
  value (note 2):............    $5,584,582          --           803,047          719,429
Dividend receivable..........        14,556          --                --               --
Receivable for units sold....           810          --               560               --
                                 ----------          --           -------          -------
       Total assets..........     5,599,948          --           803,607          719,429
                                 ----------          --           -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           245          --                35               28
Payable for units
  withdrawn..................            --          --                --               --
                                 ----------          --           -------          -------
       Total liabilities.....           245          --                35               28
                                 ----------          --           -------          -------
Net assets attributable
  to variable annuity
  contract owners............    $5,599,703          --           803,572          719,401
                                 ==========          ==           =======          =======
Investments in
  securities at cost.........    $5,582,645          --           758,322          672,435
                                 ==========          ==           =======          =======
Shares outstanding...........       552,929          --            71,445           34,805
                                 ==========          ==           =======          =======

                                         Federated Insurance Series
                              -------------------------------------------------------------------
                                                                                      Federated
                                                  Federated High     Federated High    Kaufmann
                                                   Income Bond        Income Bond     Fund II --
                              Federated Capital Fund II -- Primary Fund II -- Service  Service
                               Income Fund II         Shares             Shares         Shares
                              ----------------- ------------------ ------------------ ----------
Assets
Investments at fair
  value (note 2):............      471,448           400,556           2,241,218      1,712,947
Dividend receivable..........           --                --                  --             --
Receivable for units sold....           --                --               1,563          1,011
                                   -------           -------           ---------      ---------
       Total assets..........      471,448           400,556           2,242,781      1,713,958
                                   -------           -------           ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           18                15                  95             75
Payable for units
  withdrawn..................           --                --                  --             --
                                   -------           -------           ---------      ---------
       Total liabilities.....           18                15                  95             75
                                   -------           -------           ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............      471,430           400,541           2,242,686      1,713,883
                                   =======           =======           =========      =========
Investments in
  securities at cost.........      621,775           385,782           2,101,740      1,526,241
                                   =======           =======           =========      =========
Shares outstanding...........       53,151            48,848             274,323        131,260
                                   =======           =======           =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Fidelity Variable Insurance Products Fund
                              -------------------------------------------------------------------------------------------------
                                                                                                    VIP Dynamic
                                VIP Asset       VIP Asset                                             Capital      VIP Equity-
                                Manager/SM      Manager/SM    VIP Contrafund(R) VIP Contrafund(R)  Appreciation      Income
                              /Portfolio --   /Portfolio --     Portfolio --      Portfolio --     Portfolio --   Portfolio --
                              Initial Class  Service Class 2    Initial Class    Service Class 2  Service Class 2 Initial Class
                              -------------- ---------------- ----------------- ----------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............    $321,215         17,078          2,875,893         6,386,206          7,217        2,301,213
Dividend receivable..........          --             --                 --                --             --               --
Receivable for units sold....          --             --                 --             7,768             --               --
                                 --------         ------          ---------         ---------          -----        ---------
       Total assets..........     321,215         17,078          2,875,893         6,393,974          7,217        2,301,213
                                 --------         ------          ---------         ---------          -----        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          12              1                111               274              2               89
Payable for units
  withdrawn..................          --             --                 --                --             --               62
                                 --------         ------          ---------         ---------          -----        ---------
       Total liabilities.....          12              1                111               274              2              151
                                 --------         ------          ---------         ---------          -----        ---------
Net assets attributable
  to variable annuity
  contract owners............    $321,203         17,077          2,875,782         6,393,700          7,215        2,301,062
                                 ========         ======          =========         =========          =====        =========
Investments in
  securities at cost.........    $320,561         16,783          2,582,556         5,480,335          6,624        2,018,996
                                 ========         ======          =========         =========          =====        =========
Shares outstanding...........      21,631          1,167            108,035           242,361          1,015           90,706
                                 ========         ======          =========         =========          =====        =========

                              ------------------------------

                                VIP Equity-   VIP Growth &
                                  Income         Income
                               Portfolio --   Portfolio --
                              Service Class 2 Initial Class
                              --------------- -------------
Assets
Investments at fair
  value (note 2):............    6,155,447      1,137,686
Dividend receivable..........           --             --
Receivable for units sold....        8,373             --
                                 ---------      ---------
       Total assets..........    6,163,820      1,137,686
                                 ---------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          265             44
Payable for units
  withdrawn..................           --             --
                                 ---------      ---------
       Total liabilities.....          265             44
                                 ---------      ---------
Net assets attributable
  to variable annuity
  contract owners............    6,163,555      1,137,642
                                 =========      =========
Investments in
  securities at cost.........    5,311,449      1,112,502
                                 =========      =========
Shares outstanding...........      245,335         81,789
                                 =========      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------
Assets
Investments at fair
  value (note 2):............   $2,612,904       564,291      1,492,163      1,911,132       5,755,271       768,511
Dividend receivable..........           --            --             --             --              --            --
Receivable for units sold....        2,466            --             13          3,274          19,272            --
                                ----------       -------      ---------      ---------       ---------       -------
       Total assets..........    2,615,370       564,291      1,492,176      1,914,406       5,774,543       768,511
                                ----------       -------      ---------      ---------       ---------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          112            22             58             82             246            30
Payable for units
  withdrawn..................           --            --             --             --              --           545
                                ----------       -------      ---------      ---------       ---------       -------
       Total liabilities.....          112            22             58             82             246           575
                                ----------       -------      ---------      ---------       ---------       -------
Net assets attributable
  to variable annuity
  contract owners............   $2,615,258       564,269      1,492,118      1,914,324       5,774,297       767,936
                                ==========       =======      =========      =========       =========       =======
Investments in
  securities at cost.........   $2,418,409       642,659      1,926,432      1,767,439       4,415,951       723,605
                                ==========       =======      =========      =========       =========       =======
Shares outstanding...........      190,584        35,115         46,616         60,402         192,613        43,865
                                ==========       =======      =========      =========       =========       =======

                              ----------------
                                 VIP Value
                                Strategies
                               Portfolio --
                              Service Class 2
                              ---------------
Assets
Investments at fair
  value (note 2):............     131,296
Dividend receivable..........          --
Receivable for units sold....          --
                                  -------
       Total assets..........     131,296
                                  -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           6
Payable for units
  withdrawn..................          --
                                  -------
       Total liabilities.....           6
                                  -------
Net assets attributable
  to variable annuity
  contract owners............     131,290
                                  =======
Investments in
  securities at cost.........     117,930
                                  =======
Shares outstanding...........       9,285
                                  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                      Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------------------------
                                                                                                  Templeton
                                 Franklin Large Cap       Mutual Shares    Templeton Foreign     Global Asset
                              Growth Securities Fund -- Securities Fund -- Securities Fund -- Allocation Fund --
                                   Class 2 Shares         Class 2 Shares     Class 2 Shares     Class 2 Shares
                              ------------------------- ------------------ ------------------ ------------------
Assets
Investments at fair
  value (note 2):............         $255,193               371,407           1,146,322           125,202
Dividend receivable..........               --                    --                  --                --
Receivable for units sold....              198                    --                 416               168
                                      --------               -------           ---------           -------
       Total assets..........          255,391               371,407           1,146,738           125,370
                                      --------               -------           ---------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......               11                    17                  50                 7
Payable for units
  withdrawn..................               --                    --                  --                --
                                      --------               -------           ---------           -------
       Total liabilities.....               11                    17                  50                 7
                                      --------               -------           ---------           -------
Net assets attributable
  to variable annuity
  contract owners............         $255,380               371,390           1,146,688           125,363
                                      ========               =======           =========           =======
Investments in
  securities at cost.........         $233,541               329,203             960,940           107,537
                                      ========               =======           =========           =======
Shares outstanding...........           17,127                22,320              79,883             5,976
                                      ========               =======           =========           =======

                              -------------------
                                  Templeton
                                Global Income
                              Securities Fund --
                                Class I Shares
                              ------------------
Assets
Investments at fair
  value (note 2):............       4,003
Dividend receivable..........          --
Receivable for units sold....          --
                                    -----
       Total assets..........       4,003
                                    -----
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          --
Payable for units
  withdrawn..................          --
                                    -----
       Total liabilities.....          --
                                    -----
Net assets attributable
  to variable annuity
  contract owners............       4,003
                                    =====
Investments in
  securities at cost.........       4,000
                                    =====
Shares outstanding...........         253
                                    =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------------
                              Global Income             International Mid-Cap Equity Money Market Premier Growth   Real Estate
                                  Fund      Income Fund  Equity Fund       Fund          Fund      Equity Fund   Securities Fund
                              ------------- ----------- ------------- -------------- ------------ -------------- ---------------
Assets
Investments at fair
  value (note 2):............   $214,579     4,149,685     214,565      4,922,913     6,241,837     2,918,972       2,430,867
Dividend receivable..........         --            --          --             --         9,640            --              --
Receivable for units sold....         14         1,604          --          1,563         2,184         1,189              --
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total assets..........    214,593     4,151,289     214,565      4,924,476     6,253,661     2,920,161       2,430,867
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8           174           8            204           260           118             102
Payable for units
  withdrawn..................         --            --          --             --            --            --             641
                                --------     ---------     -------      ---------     ---------     ---------       ---------
       Total liabilities.....          8           174           8            204           260           118             743
                                --------     ---------     -------      ---------     ---------     ---------       ---------
Net assets attributable
  to variable annuity
  contract owners............   $214,585     4,151,115     214,557      4,924,272     6,253,401     2,920,043       2,430,124
                                ========     =========     =======      =========     =========     =========       =========
Investments in
  securities at cost.........   $183,934     4,347,011     155,543      4,404,178     6,241,837     2,758,640       2,152,026
                                ========     =========     =======      =========     =========     =========       =========
Shares outstanding...........     17,690       338,750      21,984        268,571     6,241,837        38,946         124,405
                                ========     =========     =======      =========     =========     =========       =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004



                                                   GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------

                              S&P 500(R)  Small-Cap Value
                              Index Fund    Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                              ----------- --------------- ----------------- ---------------- -----------------
Assets
Investments at fair
  value (note 2):............ $31,012,428    4,706,980        8,855,301        3,688,863         1,656,833
Dividend receivable..........          --           --               --               --                --
Receivable for units sold....     113,576        4,503           46,620            2,902               992
                              -----------    ---------        ---------        ---------         ---------
       Total assets..........  31,126,004    4,711,483        8,901,921        3,691,765         1,657,825
                              -----------    ---------        ---------        ---------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......       1,275          197              366              146                73
Payable for units
  withdrawn..................          --           --               --               --                --
                              -----------    ---------        ---------        ---------         ---------
       Total liabilities.....       1,275          197              366              146                73
                              -----------    ---------        ---------        ---------         ---------
Net assets attributable
  to variable annuity
  contract owners............ $31,124,729    4,711,286        8,901,555        3,691,619         1,657,752
                              ===========    =========        =========        =========         =========
Investments in
  securities at cost......... $28,761,820    4,093,023        8,415,572        3,572,799         1,425,890
                              ===========    =========        =========        =========         =========
Shares outstanding...........   1,390,692      345,593          554,496          109,755           169,584
                              ===========    =========        =========        =========         =========

                                Goldman Sachs Variable
                                    Insurance Trust
                              ---------------------------
                              Goldman Sachs Goldman Sachs
                               Growth and      Mid Cap
                               Income Fund   Value Fund
                              ------------- -------------
Assets
Investments at fair
  value (note 2):............    499,203      1,898,299
Dividend receivable..........         --             --
Receivable for units sold....         --             --
                                 -------      ---------
       Total assets..........    499,203      1,898,299
                                 -------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         19             73
Payable for units
  withdrawn..................         --            132
                                 -------      ---------
       Total liabilities.....         19            205
                                 -------      ---------
Net assets attributable
  to variable annuity
  contract owners............    499,184      1,898,094
                                 =======      =========
Investments in
  securities at cost.........    427,842      1,418,937
                                 =======      =========
Shares outstanding...........     42,630        124,234
                                 =======      =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                  Greenwich
                                Street Series
                                    Fund                                                Janus Aspen Series
                              ----------------- ---------------------------------------------------------------------
                                                                                Capital      Capital      Flexible
                              Salomon Brothers    Balanced                   Appreciation  Appreciation    Income
                                  Variable      Portfolio --     Balanced    Portfolio --  Portfolio -- Portfolio --
                              Aggressive Growth Institutional  Portfolio --  Institutional   Service    Institutional
                              Fund -- Class II     Shares     Service Shares    Shares        Shares       Shares
                              ----------------- ------------- -------------- ------------- ------------ -------------
Assets
Investments at fair
  value (note 2):............     $202,191        4,915,818     5,656,867      3,836,474     502,701       391,510
Dividend receivable..........           --               --            --             --          --            --
Receivable for units sold....           --               --        10,728             --         964            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total assets..........      202,191        4,915,818     5,667,595      3,836,474     503,665       391,510
                                  --------        ---------     ---------      ---------     -------       -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              190           250            148          21            15
Payable for units
  withdrawn..................           --               --            --             --          --            --
                                  --------        ---------     ---------      ---------     -------       -------
       Total liabilities.....            9              190           250            148          21            15
                                  --------        ---------     ---------      ---------     -------       -------
Net assets attributable
  to variable annuity
  contract owners............     $202,182        4,915,628     5,667,345      3,836,326     503,644       391,495
                                  ========        =========     =========      =========     =======       =======
Investments in
  securities at cost.........     $189,454        4,948,862     5,087,035      4,361,608     421,691       389,372
                                  ========        =========     =========      =========     =======       =======
Shares outstanding...........        9,605          201,551       224,123        156,081      20,611        32,250
                                  ========        =========     =========      =========     =======       =======



                              ------------------------------

                               Global Life       Global
                                 Sciences      Technology
                               Portfolio --   Portfolio --
                              Service Shares Service Shares
                              -------------- --------------
Assets
Investments at fair
  value (note 2):............    157,732         83,286
Dividend receivable..........         --             --
Receivable for units sold....         --             34
                                 -------         ------
       Total assets..........    157,732         83,320
                                 -------         ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          8              5
Payable for units
  withdrawn..................         --             --
                                 -------         ------
       Total liabilities.....          8              5
                                 -------         ------
Net assets attributable
  to variable annuity
  contract owners............    157,724         83,315
                                 =======         ======
Investments in
  securities at cost.........    123,717         74,218
                                 =======         ======
Shares outstanding...........     20,042         23,461
                                 =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                        Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                                           International                   Mid Cap
                                 Growth                       Growth     International     Growth        Mid Cap
                              Portfolio --      Growth     Portfolio --      Growth     Portfolio --      Growth
                              Institutional  Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --
                                 Shares     Service Shares    Shares     Service Shares    Shares     Service Shares
                              ------------- -------------- ------------- -------------- ------------- --------------
Assets
Investments at fair
  value (note 2):............  $2,124,612      361,095       1,489,226      825,841       3,284,380      395,202
Dividend receivable..........          --           --              --           --              --           --
Receivable for units sold....          --           63              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total assets..........   2,124,612      361,158       1,489,226      825,841       3,284,380      395,202
                               ----------      -------       ---------      -------       ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          82           15              57           35             127           17
Payable for units
  withdrawn..................          --           --              --           --              --           --
                               ----------      -------       ---------      -------       ---------      -------
       Total liabilities.....          82           15              57           35             127           17
                               ----------      -------       ---------      -------       ---------      -------
Net assets attributable
  to variable annuity
  contract owners............  $2,124,530      361,143       1,489,169      825,806       3,284,253      395,185
                               ==========      =======       =========      =======       =========      =======
Investments in
  securities at cost.........  $2,955,492      306,416       1,791,416      683,567       5,638,036      301,741
                               ==========      =======       =========      =======       =========      =======
Shares outstanding...........     105,860       18,200          54,791       30,655         127,104       15,584
                               ==========      =======       =========      =======       =========      =======

                              -----------------------------
                                Worldwide
                                 Growth       Worldwide
                              Portfolio --      Growth
                              Institutional  Portfolio --
                                 Shares     Service Shares
                              ------------- --------------
Assets
Investments at fair
  value (note 2):............   2,030,379      674,819
Dividend receivable..........          --           --
Receivable for units sold....          --          141
                                ---------      -------
       Total assets..........   2,030,379      674,960
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          78           29
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....          78           29
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   2,030,301      674,931
                                =========      =======
Investments in
  securities at cost.........   2,976,361      598,130
                                =========      =======
Shares outstanding...........      75,817       25,350
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                        J.P. Morgan Series Trust II
                              -------------------------------------------------------------------------------



                                              International   Mid Cap Value Small Company U.S. Large Cap Core
                              Bond Portfolio Equity Portfolio   Portfolio     Portfolio    Equity Portfolio
                              -------------- ---------------- ------------- ------------- -------------------
Assets
Investments at fair
  value (note 2):............   $1,269,006       102,809        2,188,084      356,794          169,346
Dividend receivable..........           --            --               --           --               --
Receivable for units sold....        1,821            --            3,507          111               88
                                ----------       -------        ---------      -------          -------
       Total assets..........    1,270,827       102,809        2,191,591      356,905          169,434
                                ----------       -------        ---------      -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           56             5               96           16                9
Payable for units
  withdrawn..................           --            --               --           --               --
                                ----------       -------        ---------      -------          -------
       Total liabilities.....           56             5               96           16                9
                                ----------       -------        ---------      -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $1,270,771       102,804        2,191,495      356,889          169,425
                                ==========       =======        =========      =======          =======
Investments in
  securities at cost.........   $1,253,494        90,993        1,808,439      287,194          155,827
                                ==========       =======        =========      =======          =======
Shares outstanding...........      104,273         9,245           84,417       19,955           12,461
                                ==========       =======        =========      =======          =======

                                   Merrill Lynch Variable Series Fund, Inc.
                              --------------------------------------------------
                                                Merrill Lynch    Merrill Lynch
                               Merrill Lynch      Large Cap          Value
                                Basic Value      Growth V.I.     Opportunities
                                V.I. Fund --       Fund --        V.I. Fund --
                              Class III Shares Class III Shares Class III Shares
                              ---------------- ---------------- ----------------
Assets
Investments at fair
  value (note 2):............      86,319           30,481           74,015
Dividend receivable..........          --               --               --
Receivable for units sold....          --               --               --
                                   ------           ------           ------
       Total assets..........      86,319           30,481           74,015
                                   ------           ------           ------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......           5                1                4
Payable for units
  withdrawn..................          --               --               --
                                   ------           ------           ------
       Total liabilities.....           5                1                4
                                   ------           ------           ------
Net assets attributable
  to variable annuity
  contract owners............      86,314           30,480           74,011
                                   ======           ======           ======
Investments in
  securities at cost.........      81,103           27,625           90,038
                                   ======           ======           ======
Shares outstanding...........       5,502            3,063            8,224
                                   ======           ======           ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                                                     MFS(R) Variable Insurance Trust
                              -------------------------------------------------------------------------------------------
                              MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic
                                Growth Stock    Trust Series --  Discovery Series -- Income Series -- MFS(R) Total Return
                              Series -- Service  Service Class      Service Class     Service Class    Series -- Service
                                Class Shares         Shares            Shares             Shares         Class Shares
                              ----------------- ---------------- ------------------- ---------------- -------------------
Assets
Investments at fair
  value (note 2):............    $2,074,443        2,676,685            998,221          235,754            667,936
Dividend receivable..........            --               --                 --               --                 --
Receivable for units sold....         2,433            3,625              1,824               56                204
                                 ----------        ---------          ---------          -------            -------
       Total assets..........     2,076,876        2,680,310          1,000,045          235,810            668,140
                                 ----------        ---------          ---------          -------            -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            90              116                 43               11                 29
Payable for units
  withdrawn..................            --               --                 --               --                 --
                                 ----------        ---------          ---------          -------            -------
       Total liabilities.....            90              116                 43               11                 29
                                 ----------        ---------          ---------          -------            -------
Net assets attributable
  to variable annuity
  contract owners............    $2,076,786        2,680,194          1,000,002          235,799            668,111
                                 ==========        =========          =========          =======            =======
Investments in
  securities at cost.........    $1,831,976        2,380,713            863,301          225,448            605,901
                                 ==========        =========          =========          =======            =======
Shares outstanding...........       222,103          148,787             67,860           21,182             31,432
                                 ==========        =========          =========          =======            =======

                                                 Nations Separate Account Trust
                              --------------------------------------------------
                                                                 Nations Marsico
                              MFS(R) Utilities                    International
                              Series -- Service Nations Marsico   Opportunities
                                Class Shares    Growth Portfolio    Portfolio
                              ----------------- ---------------- ---------------
Assets
Investments at fair
  value (note 2):............     1,252,644        1,822,235        2,229,967
Dividend receivable..........            --               --               --
Receivable for units sold....         1,421              258               67
                                  ---------        ---------        ---------
       Total assets..........     1,254,065        1,822,493        2,230,034
                                  ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            53               78               93
Payable for units
  withdrawn..................            --               --               --
                                  ---------        ---------        ---------
       Total liabilities.....            53               78               93
                                  ---------        ---------        ---------
Net assets attributable
  to variable annuity
  contract owners............     1,254,012        1,822,415        2,229,941
                                  =========        =========        =========
Investments in
  securities at cost.........       942,769        1,604,813        1,948,638
                                  =========        =========        =========
Shares outstanding...........        61,646          109,444          141,675
                                  =========        =========        =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                         Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                           Oppenheimer                                                         Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer                Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced                   Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Oppenheimer  Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Bond Fund/VA   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ ------------ --------------
Assets
Investments at fair
  value (note 2):............ $  966,826     191,506       902,994      231,799      1,922,709    1,253,916     3,886,952
Dividend receivable..........         --          --            --           --             --           --            --
Receivable for units sold....         --         314            --           --             --           --         4,856
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total assets..........    966,826     191,820       902,994      231,799      1,922,709    1,253,916     3,891,808
                              ----------     -------       -------      -------      ---------    ---------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         37          11            35           11             74           48           169
Payable for units
  withdrawn..................         --          --            --           --             --           --            --
                              ----------     -------       -------      -------      ---------    ---------     ---------
       Total liabilities.....         37          11            35           11             74           48           169
                              ----------     -------       -------      -------      ---------    ---------     ---------
Net assets attributable
  to variable annuity
  contract owners............ $  966,789     191,809       902,959      231,788      1,922,635    1,253,868     3,891,639
                              ==========     =======       =======      =======      =========    =========     =========
Investments in
  securities at cost......... $1,483,448     171,446       802,337      218,897      1,858,695    1,308,284     3,600,321
                              ==========     =======       =======      =======      =========    =========     =========
Shares outstanding...........     21,988       4,388        52,046       13,430        167,192       33,899       105,825
                              ==========     =======       =======      =======      =========    =========     =========

                              ---------------------------
                               Oppenheimer
                                  Global
                                Securities   Oppenheimer
                                Fund/VA --   High Income
                              Service Shares   Fund/VA
                              -------------- -----------
Assets
Investments at fair
  value (note 2):............   3,354,453      605,165
Dividend receivable..........          --           --
Receivable for units sold....      18,905          159
                                ---------      -------
       Total assets..........   3,373,358      605,324
                                ---------      -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......         145           23
Payable for units
  withdrawn..................          --           --
                                ---------      -------
       Total liabilities.....         145           23
                                ---------      -------
Net assets attributable
  to variable annuity
  contract owners............   3,373,213      605,301
                                =========      =======
Investments in
  securities at cost.........   2,579,801      580,586
                                =========      =======
Shares outstanding...........     114,369       68,769
                                =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                  Oppenheimer Variable
                                Account Funds (continued)   PBHG Insurance Series Fund, Inc.
                              ----------------------------- -------------------------------
                                              Oppenheimer
                               Oppenheimer    Main Street
                               Main Street     Small Cap
                                Fund/VA --     Fund/VA --   PBHG Growth II   PBHG Large Cap
                              Service Shares Service Shares   Portfolio     Growth Portfolio
                              -------------- -------------- --------------  ----------------
Assets
Investments at fair
  value (note 2):............   $7,635,240     2,956,939       293,349          703,107
Dividend receivable..........           --            --            --               --
Receivable for units sold....       11,747         1,672            --               --
                                ----------     ---------       -------          -------
       Total assets..........    7,646,987     2,958,611       293,349          703,107
                                ----------     ---------       -------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          336           128            11               27
Payable for units
  withdrawn..................           --            --            --               --
                                ----------     ---------       -------          -------
       Total liabilities.....          336           128            11               27
                                ----------     ---------       -------          -------
Net assets attributable
  to variable annuity
  contract owners............   $7,646,651     2,958,483       293,338          703,080
                                ==========     =========       =======          =======
Investments in
  securities at cost.........   $6,526,107     2,390,354       611,628          964,380
                                ==========     =========       =======          =======
Shares outstanding...........      368,852       185,156        27,991           39,545
                                ==========     =========       =======          =======

                                              PIMCO Variable Insurance Trust
                              --------------------------------------------------------------
                                Foreign Bond                   Long-Term U.S.
                               Portfolio (U.S.    High Yield     Government    Total Return
                              Dollar Hedged) --  Portfolio --   Portfolio --   Portfolio --
                               Administrative   Administrative Administrative Administrative
                                Class Shares     Class Shares   Class Shares   Class Shares
                              ----------------- -------------- -------------- --------------
Assets
Investments at fair
  value (note 2):............      137,296        3,882,976      6,933,530      18,111,175
Dividend receivable..........          239           20,792         20,721          39,185
Receivable for units sold....          105               --          5,334          57,921
                                   -------        ---------      ---------      ----------
       Total assets..........      137,640        3,903,768      6,959,585      18,208,281
                                   -------        ---------      ---------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......            9              168            297             769
Payable for units
  withdrawn..................           --           28,555             --              --
                                   -------        ---------      ---------      ----------
       Total liabilities.....            9           28,723            297             769
                                   -------        ---------      ---------      ----------
Net assets attributable
  to variable annuity
  contract owners............      137,631        3,875,045      6,959,288      18,207,512
                                   =======        =========      =========      ==========
Investments in
  securities at cost.........      135,131        3,668,712      6,903,637      17,830,419
                                   =======        =========      =========      ==========
Shares outstanding...........       13,527          462,259        619,618       1,723,233
                                   =======        =========      =========      ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Rydex Variable
                              The Prudential Series Fund, Inc.     Trust
                              -------------------------------- --------------
                              Jennison 20/20
                                  Focus          Jennison
                               Portfolio --    Portfolio --
                                 Class II     Class II Shares     OTC Fund
                              --------------  ---------------  --------------
Assets
Investments at fair
  value (note 2):............    $15,631          79,515          957,480
Dividend receivable..........         --              --               --
Receivable for units sold....         --              --              141
                                 -------          ------          -------
       Total assets..........     15,631          79,515          957,621
                                 -------          ------          -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          1               4               44
Payable for units
  withdrawn..................         --              --               --
                                 -------          ------          -------
       Total liabilities.....          1               4               44
                                 -------          ------          -------
Net assets attributable
  to variable annuity
  contract owners............    $15,630          79,511          957,577
                                 =======          ======          =======
Investments in
  securities at cost.........    $14,183          67,448          859,438
                                 =======          ======          =======
Shares outstanding...........      1,278           4,425           66,538
                                 =======          ======          =======

                                            Salomon Brothers Variable Series Funds Inc
                              -----------------------------------------------------------------------
                                                                   Salomon Brothers  Salomon Brothers
                              Salomon Brothers  Salomon Brothers  Variable Strategic  Variable Total
                              Variable All Cap Variable Investors    Bond Fund --     Return Fund --
                              Fund -- Class II  Fund -- Class I        Class I           Class I
                              ---------------- ------------------ ------------------ ----------------
Assets
Investments at fair
  value (note 2):............     298,037           215,204            300,268           138,779
Dividend receivable..........          --                --                 --                --
Receivable for units sold....         864                --                 --                --
                                  -------           -------            -------           -------
       Total assets..........     298,901           215,204            300,268           138,779
                                  -------           -------            -------           -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......          13                 8                 12                 5
Payable for units
  withdrawn..................          --                --                 --                --
                                  -------           -------            -------           -------
       Total liabilities.....          13                 8                 12                 5
                                  -------           -------            -------           -------
Net assets attributable
  to variable annuity
  contract owners............     298,888           215,196            300,256           138,774
                                  =======           =======            =======           =======
Investments in
  securities at cost.........     280,952           199,692            301,666           128,325
                                  =======           =======            =======           =======
Shares outstanding...........      17,688            15,583             27,598            12,314
                                  =======           =======            =======           =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


                                           Scudder Variable Series II                   Van Kampen Life Investment Trust
                              ---------------------------------------------------- -------------------------------------------
                                                  SVS Dreman High SVS Dreman Small
                              Scudder Technology   Return Equity     Cap Value           Comstock           Emerging Growth
                              Growth Portfolio --  Portfolio --     Portfolio --   Portfolio -- Class II Portfolio -- Class II
                                Class B Shares    Class B Shares   Class B Shares         Shares                Shares
                              ------------------- --------------- ---------------- --------------------- ---------------------
Assets
Investments at fair
  value (note 2):............      $112,206           465,031         346,640            1,631,012              157,319
Dividend receivable..........            --                --              --                   --                   --
Receivable for units sold....            32               886              14                1,641                   88
                                   --------           -------         -------            ---------              -------
       Total assets..........       112,238           465,917         346,654            1,632,653              157,407
                                   --------           -------         -------            ---------              -------
Liabilities
Accrued expenses payable
  to affiliate (note 4)......             6                20              16                   72                    9
Payable for units
  withdrawn..................            --                --              --                   --                   --
                                   --------           -------         -------            ---------              -------
       Total liabilities.....             6                20              16                   72                    9
                                   --------           -------         -------            ---------              -------
Net assets attributable
  to variable annuity
  contract owners............      $112,232           465,897         346,638            1,632,581              157,398
                                   ========           =======         =======            =========              =======
Investments in
  securities at cost.........      $103,726           386,466         292,098            1,407,553              144,306
                                   ========           =======         =======            =========              =======
Shares outstanding...........        12,565            36,820          17,315              119,139                6,088
                                   ========           =======         =======            =========              =======

                See accompanying notes to financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                           Statements of Operations

                                                                        AIM Variable Insurance Funds
                          -------------------------------------------------------------------------------------------------------
                             AIM V.I.                                         AIM V.I. Capital                      AIM V.I.
                            Aggressive     AIM V.I. Basic  AIM V.I. Blue Chip   Appreciation   AIM V.I. Growth    International
                          Growth Fund --   Value Fund --    Fund -- Series I  Fund -- Series I Fund -- Series I  Growth Fund --
                          Series I Shares Series II Shares       Shares            Shares           Shares      Series II Shares
                          --------------- ---------------- ------------------ ---------------- ---------------- -----------------
                                                                                                                   Period from
                                                                                                                  November 15,
                                                                                                                     2004 to
                                                      Year ended December 31, 2004                              December 31, 2004
                          ------------------------------------------------------------------------------------  -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $    --              --               201                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --              --                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         121           4,596               911             2,298            2,699               61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --             272                --               103               96               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         954          10,847             1,007             2,333            2,407               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --           1,613                --               488              550               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --           1,306                --                --               --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net investment income
 (expense)...............      (1,075)        (18,634)           (1,717)           (5,222)          (5,752)             (61)
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         513           6,332               986             1,430           21,116                1
 Change in unrealized
   appreciation
   (depreciation)........       8,644         135,580             8,808            24,091           11,485            3,524
 Capital gain
   distribution..........          --              --                --                --               --               --
                              -------         -------            ------            ------           ------            -----
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       9,157         141,912             9,794            25,521           32,601            3,525
                              -------         -------            ------            ------           ------            -----
Increase (decrease) in
 net assets from
 operations..............     $ 8,082         123,278             8,077            20,299           26,849            3,464
                              =======         =======            ======            ======           ======            =====

                          -----------------

                          AIM V.I. Premier
                           Equity Fund --
                           Series I Shares
                          -----------------


                             Year ended
                          December 31, 2004
                          -----------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        4,688
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        8,443
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        2,302
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        4,191
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        1,102
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --
                               -------
Net investment income
 (expense)...............      (11,350)
                               -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         (939)
 Change in unrealized
   appreciation
   (depreciation)........       51,141
 Capital gain
   distribution..........           --
                               -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       50,202
                               -------
Increase (decrease) in
 net assets from
 operations..............       38,852
                               =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               The Alger American Fund
                          ---------------------------------  -------------------
                                              Alger American
                                                  Small       AllianceBernstein
                            Alger American    Capitalization     Growth and
                          Growth Portfolio --  Portfolio --  Income Portfolio --
                            Class O Shares    Class O Shares       Class B
                          ------------------- -------------- -------------------


                                                                 Year ended
                             Year ended December 31, 2004     December 31, 2004
                          ---------------------------------  -------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $     --               --            41,265
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        11,177           10,779             1,364
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............            --               --            27,686
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............            --               --             8,824
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............            --               --            35,789
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............            --               --            15,062
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............            --               --             2,037
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............            --               --                --
                               --------          -------           -------
Net investment income
 (expense)...............       (11,177)         (10,779)          (49,497)
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       (83,039)         (38,584)           90,831
 Change in unrealized
   appreciation
   (depreciation)........       124,151          156,584           523,582
 Capital gain
   distribution..........            --               --                --
                               --------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............        41,112          118,000           614,413
                               --------          -------           -------
Increase (decrease) in
 net assets from
 operations..............      $ 29,935          107,221           564,916
                               ========          =======           =======

                          AllianceBernstein Variable Products Series Fund, Inc.
                          ------------------------------------------------------------------------
                                                               AllianceBernstein
                          AllianceBernstein  AllianceBernstein     Small Cap     AllianceBernstein
                            International     Premier Growth        Growth          Technology
                          Value Portfolio --   Portfolio --      Portfolio --      Portfolio --
                               Class B            Class B           Class B           Class B
                          ------------------ ----------------- ----------------- -----------------
                             Period from
                             November 15,
                               2004 to
                          December 31, 2004              Year ended December 31, 2004
                          ------------------ ----------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --                  --               --                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          --               6,366              371             1,085
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          --               2,106              236                --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          53              11,003            1,138             1,839
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          --               2,911               --               706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          --                 203               --                61
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --                  --               --                --
                                -----             -------           ------            ------
Net investment income
 (expense)...............         (53)            (22,589)          (1,745)           (3,691)
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)           4               9,587            3,025             2,208
 Change in unrealized
   appreciation
   (depreciation)........       1,944             114,996           11,120            22,109
 Capital gain
   distribution..........          --                  --               --                --
                                -----             -------           ------            ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       1,948             124,583           14,145            24,317
                                -----             -------           ------            ------
Increase (decrease) in
 net assets from
 operations..............       1,895             101,994           12,400            20,626
                                =====             =======           ======            ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                American Century Variable Portfolios, Inc.                      Dreyfus
                              ---------------------------------------------  ---------------------------------------------
                                                                                Dreyfus      The Dreyfus
                                                                               Investment      Socially    Dreyfus Variable
                              VP Income &                                    Portfolios --   Responsible      Investment
                                Growth    VP International VP Ultra VP Value  MidCap Stock      Growth         Fund --
                                Fund --       Fund --      Fund --  Fund --   Portfolio --  Fund, Inc. --    Money Market
                                Class I       Class I      Class I  Class I  Initial Shares Initial Shares    Portfolio
                              ----------- ---------------- -------- -------- -------------- -------------- ----------------
                                       Year ended December 31, 2004                   Year ended December 31, 2004
                              ---------------------------------------------  ---------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $ 1,866           120           --    8,586        257           1,025             906
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        --            35          139      234        211           1,325             172
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        --            --           --       --         --              68              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     2,230           906        2,312   15,007        575           1,284           2,045
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............        --            --          199       --         --              --             295
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --            --           --       --         --              --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --            --           --       --         --              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net investment income
  (expense)..................      (364)         (821)      (2,650)  (6,655)      (529)         (1,652)         (1,606)
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     3,088           693          403    7,371      1,094           1,612              --
   Change in unrealized
     appreciation
     (depreciation)..........    13,010        12,628       27,416  117,741      5,518          15,069              --
   Capital gain distribution.        --            --           --    6,660      1,665              --              --
                                -------        ------       ------  -------      -----          ------          ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    16,098        13,321       27,819  131,772      8,277          16,681              --
                                -------        ------       ------  -------      -----          ------          ------
Increase (decrease) in net
  assets from operations.....   $15,734        12,500       25,169  125,117      7,748          15,029          (1,606)
                                =======        ======       ======  =======      =====          ======          ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 Eaton Vance Variable Trust                             Federated Insurance Series
                          ----------------------------------------  -------------------------------------------------------
                                                                    Federated
                                                                     American                 Federated High Federated High
                                                                     Leaders                   Income Bond    Income Bond
                          VT Floating-  VT Income    VT Worldwide   Fund II --   Federated      Fund II --     Fund II --
                              Rate       Fund of    Health Sciences  Primary   Capital Income    Primary        Service
                          Income Fund     Boston         Fund         Shares      Fund II         Shares         Shares
                          ------------ ------------ --------------- ---------- -------------- -------------- --------------
                                       Period from
                                        January 1,
                           Year ended    2004 to      Year ended
                          December 31, December 15,  December 31,
                              2004         2004          2004                          Year ended December 31, 2004
                          ------------ ------------ --------------- -------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............   $96,741        4,762            --         9,515       19,733         30,869         99,404
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --           --            --         9,566        6,346          6,019             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    15,082        1,392         2,522            --           --             --         11,958
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     6,026           --           537            --           --             --          1,000
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    26,273        4,094         5,401            --           --             --         10,174
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     9,891          151           394            --           --             --          2,161
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,788           --           484            --           --             --            736
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net investment income
 (expense)...............    37,681         (875)       (9,338)          (51)      13,387         24,850         73,375
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     2,360        4,625         5,045          (284)     (17,353)          (279)        16,394
 Change in unrealized
   appreciation
   (depreciation)........     1,851       (6,599)       33,904        54,992       40,774         11,043         53,178
 Capital gain
   distribution..........        --           --            --            --           --             --             --
                            -------       ------        ------        ------      -------         ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     4,211       (1,974)       38,949        54,708       23,421         10,764         69,572
                            -------       ------        ------        ------      -------         ------        -------
Increase (decrease) in
 net assets from
 operations..............   $41,892       (2,849)       29,611        54,657       36,808         35,614        142,947
                            =======       ======        ======        ======      =======         ======        =======

                          -----------

                           Federated
                           Kaufmann
                          Fund II  --
                            Service
                            Shares
                          -----------





                          -----------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............        45
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............     3,066
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       273
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     9,945
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     1,286
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     1,367
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --
                            -------
Net investment income
 (expense)...............   (15,892)
                            -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    13,402
 Change in unrealized
   appreciation
   (depreciation)........   164,594
 Capital gain
   distribution..........        --
                            -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   177,996
                            -------
Increase (decrease) in
 net assets from
 operations..............   162,104
                            =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                 Fidelity Variable Insurance Products Fund
                          --------------------------------------------------------------------------------------------
                                                                                            VIP Dynamic
                                                                                              Capital
                            VIP Asset      VIP Asset                                        Appreciation  VIP Equity-
                           Manager/SM/    Manager/SM/   VIP Contrafund(R) VIP Contrafund(R) Portfolio --    Income
                          Portfolio --   Portfolio --     Portfolio --      Portfolio --      Service    Portfolio --
                          Initial Class Service Class 2   Initial Class    Service Class 2    Class 2    Initial Class
                          ------------- --------------- ----------------- ----------------- ------------ -------------
                                          Period from
                                           April 30,
                           Year ended       2004 to
                          December 31,   December 31,
                              2004           2004                                     Year ended December 31, 2004
                          ------------- --------------- --------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    $ 8,508           --              9,530             6,463           --          34,684
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............      4,657           --             39,439                --           --          31,539
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --           15                 --            22,316           25              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --           --                 --             1,173           --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --            5                 --            40,216            6              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --           --                 --             4,611           --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --           --                 --             1,306           14              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --           --                 --                --           --              --
                             -------          ---            -------           -------          ---         -------
Net investment income
 (expense)...............      3,851          (20)           (29,909)          (63,159)         (45)          3,145
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (1,342)          --             11,508           109,053           43          15,233
 Change in unrealized
   appreciation
   (depreciation)........      9,631          294            381,909           616,316          593         184,310
 Capital gain
   distribution..........         --           --                 --                --           --           8,286
                             -------          ---            -------           -------          ---         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      8,289          294            393,417           725,369          636         207,829
                             -------          ---            -------           -------          ---         -------
Increase (decrease) in
 net assets from
 operations..............    $12,140          274            363,508           662,210          591         210,974
                             =======          ===            =======           =======          ===         =======

                          --------------------------

                          VIP Equity-
                             Income    VIP Growth &
                          Portfolio --    Income
                            Service    Portfolio --
                            Class 2    Initial Class
                          ------------ -------------





                          --------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............    51,005       10,146
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............        --       15,830
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    27,433           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............     4,216           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............    27,060           --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............    10,709           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............     2,139           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --           --
                            -------       ------
Net investment income
 (expense)...............   (20,552)      (5,684)
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    91,063       (4,128)
 Change in unrealized
   appreciation
   (depreciation)........   405,252       56,247
 Capital gain
   distribution..........    13,292           --
                            -------       ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............   509,607       52,119
                            -------       ------
Increase (decrease) in
 net assets from
 operations..............   489,055       46,435
                            =======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                         Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                               VIP Growth &    VIP Growth
                                  Income      Opportunities  VIP Growth     VIP Growth      VIP Mid Cap   VIP Overseas
                               Portfolio --   Portfolio --  Portfolio --   Portfolio --    Portfolio --   Portfolio --
                              Service Class 2 Initial Class Initial Class Service Class 2 Service Class 2 Initial Class
                              --------------- ------------- ------------- --------------- --------------- -------------


                                                            Year ended December 31, 2004
                              ----------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $ 10,373          3,729         4,156          1,583               --        8,842
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --          9,323        21,381             --              465       10,475
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............      13,699             --            --          8,319           24,554           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       2,355             --            --          1,655            3,759           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............      11,495             --            --         10,872           26,046           --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       1,682             --            --          1,124            9,640           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         128             --            --            136            1,946           --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net investment income
  (expense)..................     (18,986)        (5,594)      (17,225)       (20,523)         (66,410)      (1,633)
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      18,285        (48,344)      (91,201)        15,931          218,854       (6,521)
   Change in unrealized
     appreciation
     (depreciation)..........     109,843         83,935       134,815         40,529          827,371       91,567
   Capital gain distribution.          --             --            --             --               --           --
                                 --------        -------       -------        -------        ---------       ------
Net realized and unrealized
  gain (loss) on
  investments on investments.     128,128         35,591        43,614         56,460        1,046,225       85,046
                                 --------        -------       -------        -------        ---------       ------
Increase (decrease) in net
  assets from operations.....    $109,142         29,997        26,389         35,937          979,815       83,413
                                 ========        =======       =======        =======        =========       ======

                              -----------------
                                  VIP Value
                                 Strategies
                                Portfolio --
                               Service Class 2
                              -----------------
                                 Period from
                                April 30, to
                              December 31, 2004
                              -----------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         273
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          57
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          11
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --
                                   ------
Net investment income
  (expense)..................        (341)
                                   ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          32
   Change in unrealized
     appreciation
     (depreciation)..........      13,366
   Capital gain distribution.          --
                                   ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      13,398
                                   ------
Increase (decrease) in net
  assets from operations.....      13,057
                                   ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                    Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------------
                              Franklin Large Cap                                       Templeton Global
                              Growth Securities    Mutual Shares    Templeton Foreign  Asset Allocation    Templeton Global
                               Fund -- Class 2   Securities Fund -- Securities Fund --     Fund --        Income Securities
                                    Shares         Class 2 Shares     Class 2 Shares    Class 2 Shares  Fund -- Class I Shares
                              ------------------ ------------------ ------------------ ---------------- ----------------------
                                                                                                             Period from
                                                                                                         December 15, 2004 to
                                                    Year ended December 31, 2004                          December 31, 2004
                              ------------------------------------------------------------------------- ----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............      $   649              1,682              8,138             1,967                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          281                517                510               173                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............           --                374                 --                --                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        2,192              2,468             11,794               792                --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............           --                203                271               178                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............           --                 --                 --                --                --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net investment income
  (expense)..................       (1,824)            (1,880)            (4,437)              824                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..          206                813             10,706             1,150                --
   Change in unrealized
     appreciation
     (depreciation)..........       14,821             31,987            141,009            13,241                 3
   Capital gain distribution.           --                 --                 --                --                --
                                   -------             ------            -------            ------                --
Net realized and unrealized
  gain (loss) on
  investments on investments.       15,027             32,800            151,715            14,391                 3
                                   -------             ------            -------            ------                --
Increase (decrease) in net
  assets from operations.....      $13,203             30,920            147,278            15,215                 3
                                   =======             ======            =======            ======                ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                                                                      Premier     Real
                                                                    Mid-Cap   Money   Growth     Estate
                              Global Income  Income   International Equity    Market  Equity   Securities
                                  Fund        Fund     Equity Fund   Fund      Fund    Fund       Fund
                              ------------- --------  ------------- -------  -------  -------  ----------
                                                     Year ended December 31, 2004
                              ---------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............    $10,912     209,327      2,386      48,077   58,393   18,003   114,997
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      2,898      15,768      3,189      17,446   29,000   23,528     8,692
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............         --      10,705         --      25,584   25,113    7,586     5,835
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............         --         572         --       2,111    2,659      408       379
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............         --      24,352         --      13,514   17,299    7,721     7,779
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............         --       2,967         --       6,093    8,764    1,340     2,622
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --       1,279         --         676    7,497      161       656
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --          --         --          --       --       --        --
                                 -------    --------     ------     -------  -------  -------   -------
Net investment income
  (expense)..................      8,014     153,684       (803)    (17,347) (31,939) (22,741)   89,034
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..      2,300      (2,945)    13,949     122,805       --    2,017    30,849
   Change in unrealized
     appreciation
     (depreciation)..........      5,350    (121,782)    14,924      70,711       --  169,853   222,431
   Capital gain distribution.         --      41,240         --     424,600       --       --   173,818
                                 -------    --------     ------     -------  -------  -------   -------
Net realized and unrealized
  gain (loss) on
  investments on investments.      7,650     (83,487)    28,873     618,116       --  171,870   427,098
                                 -------    --------     ------     -------  -------  -------   -------
Increase (decrease) in net
  assets from operations.....    $15,664      70,197     28,070     600,769  (31,939) 149,129   516,132
                                 =======    ========     ======     =======  =======  =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                              GE Investments Funds, Inc. (continued)
                          ------------------------------------------------------------------------------

                          S&P 500(R) Small-Cap Value
                          Index Fund   Equity Fund   Total Return Fund U.S. Equity Fund Value Equity Fund
                          ---------- --------------- ----------------- ---------------- -----------------
                                                   Year ended December 31, 2004
                          ------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends............. $  487,033     246,501          105,087           47,804            18,974
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............    101,174       3,342           12,540           35,308                --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............    156,464      37,736           25,795            9,864             6,706
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      5,704       2,753            1,740              906             1,029
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............     82,485      16,875           22,223            3,623            11,121
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............     19,236       3,432            2,505            1,426             4,359
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............      1,212         794              883              228               311
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --          --            1,500               --                --
                          ----------     -------          -------          -------           -------
Net investment income
 (expense)...............    120,758     181,569           37,901           (3,551)           (4,552)
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    222,854     125,059           19,756           (4,508)           22,876
 Change in unrealized
   appreciation
   (depreciation)........  2,049,803     143,964          392,262          232,188           100,707
 Capital gain
   distribution..........         --      90,975           84,994               --                --
                          ----------     -------          -------          -------           -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............  2,272,657     359,998          497,012          227,680           123,583
                          ----------     -------          -------          -------           -------
Increase (decrease) in
 net assets from
 operations.............. $2,393,415     541,567          534,913          224,129           119,031
                          ==========     =======          =======          =======           =======

                            Goldman Sachs Variable
                                Insurance Trust
                          ---------------------------
                          Goldman Sachs  Goldman Sachs
                           Growth and       Mid Cap
                           Income Fund    Value Fund
                          -------------  -------------
                          Year ended December 31, 2004
                          ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     7,078          76,113
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     6,372          24,528
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............        --              --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............        --              --
                             ------         -------
Net investment income
 (expense)...............       706          51,585
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    11,686          92,977
 Change in unrealized
   appreciation
   (depreciation)........    59,906         141,283
 Capital gain
   distribution..........        --          97,118
                             ------         -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    71,592         331,378
                             ------         -------
Increase (decrease) in
 net assets from
 operations..............    72,298         382,963
                             ======         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Greenwich
                          Street Series Fund                                          Janus Aspen Series
                          ------------------ -----------------------------------------------------------------------
                           Salomon Brothers                                  Capital                     Flexible
                               Variable        Balanced                   Appreciation     Capital        Income
                              Aggressive     Portfolio --     Balanced    Portfolio --   Appreciation  Portfolio --
                            Growth Fund --   Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                               Class II         Shares     Service Shares    Shares     Service Shares    Shares
                          ------------------ ------------- -------------- ------------- -------------- -------------
                              Year ended
                          December 31, 2004                                      Year ended December 31, 2004
                          ------------------ -----------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............      $    --          109,776       119,412          8,921           117         23,064
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --           70,279            --         49,981            --          5,694
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............          772               --        23,018             --         4,680             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............           --               --         5,429             --           179             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............          567               --        29,865             --           731             --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............          359               --        23,737             --           317             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          101               --         1,191             --            --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --            --             --            --             --
                               -------          -------       -------       --------        ------        -------
Net investment income
 (expense)...............       (1,799)          39,497        36,172        (41,060)       (5,790)        17,370
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)        2,977          (46,329)       49,182       (108,183)        3,625          1,503
 Change in unrealized
   appreciation
   (depreciation)........       11,212          337,477       251,307        705,506        66,135        (12,121)
 Capital gain
   distribution..........           --               --            --             --            --          3,161
                               -------          -------       -------       --------        ------        -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............       14,189          291,148       300,489        597,323        69,760         (7,457)
                               -------          -------       -------       --------        ------        -------
Increase (decrease) in
 net assets from
 operations..............      $12,390          330,645       336,661        556,263        63,970          9,913
                               =======          =======       =======       ========        ======        =======


                          -----------------------------

                           Global Life       Global
                             Sciences      Technology
                           Portfolio --   Portfolio --
                          Service Shares Service Shares
                          -------------- --------------


                          -----------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        666            323
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............      1,250              1
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        433            584
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        278            370
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --             --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --             --
                              ------         ------
Net investment income
 (expense)...............     (2,627)        (1,278)
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,916             93
 Change in unrealized
   appreciation
   (depreciation)........     17,338            487
 Capital gain
   distribution..........         --             --
                              ------         ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     22,254            580
                              ------         ------
Increase (decrease) in
 net assets from
 operations..............     19,627           (698)
                              ======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------------------
                                                         International International    Mid Cap      Mid Cap      Worldwide
                                 Growth        Growth       Growth        Growth        Growth        Growth       Growth
                              Portfolio --  Portfolio -- Portfolio --  Portfolio --  Portfolio --  Portfolio -- Portfolio --
                              Institutional   Service    Institutional    Service    Institutional   Service    Institutional
                                 Shares        Shares       Shares        Shares        Shares        Shares       Shares
                              ------------- ------------ ------------- ------------- ------------- ------------ -------------
                                                                      Year ended December 31, 2004
                              -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............   $   3,069          --        12,308         6,136            --           --        20,166
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............      30,513          --        19,119            --        43,103           --        28,025
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............          --       2,862            --         3,304            --        2,582            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............          --         832            --           391            --          821            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............          --       1,285            --         5,818            --        1,274            --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............          --         484            --         1,097            --          197            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............          --          --            --            76            --           --            --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net investment income
  (expense)..................     (27,444)     (5,463)       (6,811)       (4,550)      (43,103)      (4,874)       (7,859)
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    (152,759)      3,008       (54,196)       56,172      (386,179)       9,809      (110,002)
   Change in unrealized
     appreciation
     (depreciation)..........     236,516      11,115       280,240        69,828       974,657       51,206       182,203
   Capital gain distribution.          --          --            --            --            --           --            --
                                ---------      ------       -------       -------      --------       ------      --------
Net realized and unrealized
  gain (loss) on
  investments on investments.      83,757      14,123       226,044       126,000       588,478       61,015        72,201
                                ---------      ------       -------       -------      --------       ------      --------
Increase (decrease) in net
  assets from operations.....   $  56,313       8,660       219,233       121,450       545,375       56,141        64,342
                                =========      ======       =======       =======      ========       ======      ========

                              ------------
                               Worldwide
                                 Growth
                              Portfolio --
                                Service
                                 Shares
                              ------------

                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     6,139
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     3,551
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............     1,088
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     5,304
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       938
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (4,742)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..     9,112
   Change in unrealized
     appreciation
     (depreciation)..........    12,362
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    21,474
                                 ------
Increase (decrease) in net
  assets from operations.....    16,732
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                          J.P. Morgan Series Trust II               Merrill Lynch Variable Series Fund, Inc.
                             -----------------------------------------------------  ----------------------------------------
                                                                                                   Merrill Lynch Merrill Lynch
                                                                                    Merrill Lynch    Large Cap       Value
                                                                         U.S. Large  Basic Value    Growth V.I.  Opportunities
                                       International  Mid Cap    Small    Cap Core  V.I. Fund --      Fund --    V.I. Fund --
                               Bond       Equity       Value    Company    Equity     Class III      Class III     Class III
                             Portfolio   Portfolio   Portfolio Portfolio Portfolio     Shares         Shares        Shares
                             --------- ------------- --------- --------- ---------- -------------  ------------- -------------
                                          Year ended December 31, 2004              Period from April 30, to December 31, 2004
                             -----------------------------------------------------  ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............  $24,877        186        7,600       --        953         869             36          5,333
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............       --         --           --       --         --          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............    1,532         --        2,446      340        305          28             --            113
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............       --         --          390      394         --          --             --             --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............    9,911        391       18,820    2,404      1,313         157            119             36
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............      817        272          499      105        331          --             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............       --         --           --       --         --         156             --             --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............       --         --           --       --         --          --             --             --
                              -------      -----      -------   ------     ------       -----          -----        -------
Net investment income
  (expense).................   12,617       (477)     (14,555)  (3,243)      (996)        528            (83)         5,184
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).   (1,133)       104       34,219    4,170        238        (225)             7            586
   Change in unrealized
     appreciation
     (depreciation).........   10,985      8,512      256,713   57,645     10,747       5,216          2,856        (16,022)
   Capital gain
     distribution...........    4,917         --        1,416       --         --         130             --         14,329
                              -------      -----      -------   ------     ------       -----          -----        -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............   14,769      8,616      292,348   61,815     10,985       5,121          2,863         (1,107)
                              -------      -----      -------   ------     ------       -----          -----        -------
Increase (decrease) in net
  assets from operations....  $27,386      8,139      277,793   58,572      9,989       5,649          2,780          4,077
                              =======      =====      =======   ======     ======       =====          =====        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                                                               MFS(R) Variable Insurance Trust
                          ----------------------------------------------------------------------------------------
                          MFS(R) Investors  MFS(R) Investors     MFS(R) New      MFS(R) Strategic   MFS(R) Total
                            Growth Stock    Trust Series --  Discovery Series -- Income Series -- Return Series --
                          Series -- Service  Service Class      Service Class     Service Class    Service Class
                            Class Shares         Shares            Shares             Shares           Shares
                          ----------------- ---------------- ------------------- ---------------- ----------------

                                                                Year ended December 31, 2004
                          ----------------------------------------------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............     $     --            6,506                 --             6,372            3,791
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............           --               --                957                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............        9,549            6,037              4,070               515            2,225
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............          808              931                681                --               --
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............        9,586           19,273              6,791             1,844            3,876
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............        5,714            2,064                672               198               91
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............          550              269                177                --               --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net investment income
 (expense)...............      (26,207)         (22,068)           (13,348)            3,815           (2,401)
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       28,143           21,920              9,668              (670)           3,038
 Change in unrealized
   appreciation
   (depreciation)........      139,073          216,248             46,706             8,475           49,460
 Capital gain
   distribution..........           --               --                 --                --               --
                              --------          -------            -------            ------           ------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............      167,216          238,168             56,374             7,805           52,498
                              --------          -------            -------            ------           ------
Increase (decrease) in
 net assets from
 operations..............     $141,009          216,100             43,026            11,620           50,097
                              ========          =======            =======            ======           ======

                                           Nations Separate Account
                                                     Trust
                          ---------------- ------------------------
                          MFS(R) Utilities  Nations  Nations Marsico
                             Series --      Marsico   International
                           Service Class    Growth    Opportunities
                               Shares      Portfolio    Portfolio
                          ---------------- --------- ---------------
                                                  Year ended
                                               December 31, 2004
                          ---------------- ------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............       9,692            --        6,508
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............          --            --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............       7,305         7,829       13,422
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............       1,124         1,759        1,235
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............       3,812         6,113        3,477
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         680           902          441
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         511         1,348          879
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............          --            --           --
                              -------       -------      -------
Net investment income
 (expense)...............      (3,740)      (17,951)     (12,946)
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      39,633         6,038       17,779
 Change in unrealized
   appreciation
   (depreciation)........     214,126       192,671      223,531
 Capital gain
   distribution..........          --            --        3,394
                              -------       -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............     253,759       198,709      244,704
                              -------       -------      -------
Increase (decrease) in
 net assets from
 operations..............     250,019       180,758      231,758
                              =======       =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                          Oppenheimer Variable Account Funds
                          -------------------------------------------------------------------------------------------------
                                      Oppenheimer                                                   Oppenheimer  Oppenheimer
                                      Aggressive              Oppenheimer                             Capital      Global
                          Oppenheimer   Growth                  Balanced               Oppenheimer  Appreciation Securities
                          Aggressive  Fund/VA --  Oppenheimer  Fund/VA --  Oppenheimer   Capital     Fund/VA --  Fund/VA --
                            Growth      Service    Balanced     Service       Bond     Appreciation   Service      Service
                            Fund/VA     Shares      Fund/VA      Shares      Fund/VA     Fund/VA       Shares      Shares
                          ----------- ----------- ----------- ------------ ----------- ------------ ------------ -----------
                                                              Period from
                                                               April 30,
                                                                2004 to
                                                              December 31,
                             Year ended December 31, 2004         2004               Year ended December 31, 2004
                          ----------------------------------  ------------ ------------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends.............  $      --        --       8,900           --      93,011        4,767        3,354       25,030
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type I
   (note 4a).............     12,829        --      12,056           --      27,777       20,039           --           --
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type II
   (note 4a).............         --       572          --          315          --           --        6,998       11,479
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type III
   (note 4a).............         --        26          --           --          --           --            8        1,441
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type IV
   (note 4a).............         --     1,469          --          472          --           --       27,916       18,571
 Expenses -- Mortality
   and expense risk,
   administrative and
   enhanced rider
   expenses -- Type V
   (note 4a).............         --        36          --            7          --           --          867        7,257
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VI
   (note 4a).............         --       188          --           34          --           --        2,139          503
 Expenses -- Mortality
   and expense risk and
   administrative
   expenses -- Type VII
   (note 4a).............         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net investment income
 (expense)...............    (12,829)   (2,291)     (3,156)        (828)     65,234      (15,272)     (34,574)     (14,221)
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (107,777)     (676)      3,185          789       7,564      (78,149)      13,950       68,088
 Change in unrealized
   appreciation
   (depreciation)........    271,376    27,960      72,096       12,901       3,840      151,919      212,854      399,523
 Capital gain
   distribution..........         --        --          --           --          --           --           --           --
                           ---------    ------      ------       ------      ------      -------      -------      -------
Net realized and
 unrealized gain (loss)
 on investments on
 investments.............    163,599    27,284      75,281       13,690      11,404       73,770      226,804      467,611
                           ---------    ------      ------       ------      ------      -------      -------      -------
Increase (decrease) in
 net assets from
 operations..............  $ 150,770    24,993      72,125       12,862      76,638       58,498      192,230      453,390
                           =========    ======      ======       ======      ======      =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                             Oppenheimer Variable Account Funds (continued) PBHG Insurance Series Fund, Inc.
                             ---------------------------------------------  ------------------------------
                                                           Oppenheimer Main
                             Oppenheimer Oppenheimer Main  Street Small Cap
                             High Income Street Fund/VA --    Fund/VA --    PBHG Growth II   PBHG Large Cap
                               Fund/VA    Service Shares    Service Shares    Portfolio     Growth Portfolio
                             ----------- ----------------- ---------------- --------------  ----------------
                                      Year ended December 31, 2004           Year ended December 31, 2004
                             ---------------------------------------------  ------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends..............   $41,494         43,982               --               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)..............     8,805             --               --            4,171           9,753
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)..............        --         27,333            8,955               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)..............        --          4,166            1,031               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)..............        --         47,430           18,016               --              --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)..............        --         27,745            3,024               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)..............        --          1,717              857               --              --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)..............        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net investment income
  (expense).................    32,689        (64,409)         (31,883)          (4,171)         (9,753)
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain (loss).    (3,291)       142,048           31,810         (103,440)        (49,295)
   Change in unrealized
     appreciation
     (depreciation).........    12,826        420,295          402,160          123,521         107,379
   Capital gain
     distribution...........        --             --               --               --              --
                               -------        -------          -------         --------         -------
Net realized and
  unrealized gain (loss)
  on investments on
  investments...............     9,535        562,343          433,970           20,081          58,084
                               -------        -------          -------         --------         -------
Increase (decrease) in net
  assets from operations....   $42,224        497,934          402,087           15,910          48,331
                               =======        =======          =======         ========         =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II



                                             PIMCO Variable Insurance Trust                The Prudential Series Fund, Inc.
                              ------------------------------------------------------------ -------------------------------
                               Foreign Bond
                                Portfolio                      Long-Term
                               (U.S. Dollar    High Yield   U.S. Government  Total Return  Jennison 20/20
                                Hedged) --    Portfolio --   Portfolio --    Portfolio --      Focus          Jennison
                              Administrative Administrative Administrative  Administrative  Portfolio --    Portfolio --
                               Class Shares   Class Shares   Class Shares    Class Shares     Class II     Class II Shares
                              -------------- -------------- --------------- -------------- --------------  ---------------


                                              Year ended December 31, 2004                  Year ended December 31, 2004
                              ------------------------------------------------------------ -------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............     $4,740        222,895         263,714        385,387            --               32
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............         --             --              --          2,075            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............        346         17,333          39,833         99,506            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............        297          4,470           4,476         15,029            --               --
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............        854         24,406          31,736         82,850           159            1,042
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............      1,194          5,599          19,105         27,179            --              142
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         --          1,688           1,797          4,436            --               --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............         --             --              --             --            --               --
                                  ------        -------         -------        -------         -----           ------
Net investment income
  (expense)..................      2,049        169,399         166,767        154,312          (159)          (1,152)
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..        505         20,047         (11,812)        60,109            26              155
   Change in unrealized
     appreciation
     (depreciation)..........        259         69,771          69,067         96,205         1,448            6,334
   Capital gain distribution.      1,325             --         104,451        155,084            --               --
                                  ------        -------         -------        -------         -----           ------
Net realized and unrealized
  gain (loss) on
  investments on investments.      2,089         89,818         161,706        311,398         1,474            6,489
                                  ------        -------         -------        -------         -----           ------
Increase (decrease) in net
  assets from operations.....     $4,138        259,217         328,473        465,710         1,315            5,337
                                  ======        =======         =======        =======         =====           ======

                                 Rydex
                                Variable
                                 Trust
                              ------------





                                OTC Fund
                              ------------
                               Year ended
                              December 31,
                                  2004
                              ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type I
     (note 4a)...............        --
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type II
     (note 4a)...............     2,310
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type III
     (note 4a)...............       459
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type IV
     (note 4a)...............     4,331
   Expenses -- Mortality
     and expense risk,
     administrative and
     enhanced rider
     expenses -- Type V
     (note 4a)...............       828
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VI
     (note 4a)...............         7
   Expenses -- Mortality
     and expense risk and
     administrative
     expenses -- Type VII
     (note 4a)...............        --
                                 ------
Net investment income
  (expense)..................    (7,935)
                                 ------
Net realized and unrealized
  gain (loss) on
  investments:
   Net realized gain (loss)..    38,663
   Change in unrealized
     appreciation
     (depreciation)..........    39,939
   Capital gain distribution.        --
                                 ------
Net realized and unrealized
  gain (loss) on
  investments on investments.    78,602
                                 ------
Increase (decrease) in net
  assets from operations.....    70,667
                                 ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                              Salomon Brothers Variable Series Funds Inc           Scudder Variable Series II
                             -------------------------------------------- --------------------------------------------
                             Salomon   Salomon    Salomon      Salomon
                             Brothers Brothers    Brothers     Brothers      Scudder       SVS Dreman
                             Variable Variable    Variable     Variable     Technology    High Return     SVS Dreman
                             All Cap  Investors  Strategic   Total Return     Growth         Equity     Small Cap Value
                             Fund --   Fund --  Bond Fund --   Fund --     Portfolio --   Portfolio --   Portfolio --
                             Class II  Class I    Class I      Class I    Class B Shares Class B Shares Class B Shares
                             -------- --------- ------------ ------------ -------------- -------------- ---------------
                                     Year ended December 31, 2004                 Year ended December 31, 2004
                             -------------------------------------------- --------------------------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................ $   543    3,029      13,866       2,740             --          3,773            489
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......      --    2,986       4,157       1,770             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     732       --          --          --             86            784            111
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....      --       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....   1,483       --          --          --          1,038          4,767          2,788
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......      --       --          --          --            150             --             67
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....     769       --          --          --             --             --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....      --       --          --          --             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net investment income
 (expense)..................  (2,441)      43       9,709         970         (1,274)        (1,778)        (2,477)
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   2,514      619         751         197          1,323         12,725          4,686
 Change in unrealized
   appreciation
   (depreciation)...........  14,875   17,270        (238)      5,723          5,782         35,042         47,530
 Capital gain distribution..      --       --       5,050       2,214             --             --             --
                             -------   ------      ------       -----         ------         ------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............  17,389   17,889       5,563       8,134          7,105         47,767         52,216
                             -------   ------      ------       -----         ------         ------         ------
Increase (decrease) in net
 assets from operations..... $14,948   17,932      15,272       9,104          5,831         45,989         49,739
                             =======   ======      ======       =====         ======         ======         ======

                                  Van Kampen Life
                                 Investment Trust
                             ---------------------------

                                              Emerging
                               Comstock        Growth
                             Portfolio --   Portfolio --
                               Class II       Class II
                                Shares         Shares
                             ------------   ------------
                             Year ended December 31, 2004
                             ---------------------------
Investment income and
 expense:
 Income -- Ordinary
   dividends................     4,913             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type I (note 4a)......        --             --
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type II (note 4a).....     4,559            386
 Expenses - Mortality and
   expense risk and
   administrative expenses
   -- Type III (note 4a)....       233              3
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type IV (note 4a).....     7,927          1,145
 Expenses -- Mortality and
   expense risk,
   administrative and
   enhanced rider expenses
   -- Type V (note 4a)......     2,073            240
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VI (note 4a).....       852            137
 Expenses -- Mortality and
   expense risk and
   administrative expenses
   -- Type VII (note 4a)....        --             --
                               -------         ------
Net investment income
 (expense)..................   (10,731)        (1,911)
                               -------         ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    14,473          1,260
 Change in unrealized
   appreciation
   (depreciation)...........   170,073          7,091
 Capital gain distribution..        --             --
                               -------         ------
Net realized and unrealized
 gain (loss) on investments
 on investments.............   184,546          8,351
                               -------         ------
Increase (decrease) in net
 assets from operations.....   173,815          6,440
                               =======         ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                               AIM Variable Insurance Funds
                             -----------------------------------------------------------------------------------------------
                                 AIM V.I.                                                AIM V.I. Capital
                                Aggressive      AIM V.I. Basic Value     AIM V.I. Blue     Appreciation     AIM V.I. Growth
                              Growth Fund --      Fund -- Series II       Chip Fund --   Fund -- Series I   Fund -- Series I
                             Series I Shares           Shares           Series I Shares       Shares             Shares
                             ---------------  ------------------------  ---------------  ----------------  -----------------
                                                           Period from
                                                              May 1,
                                Year ended     Year ended    2003 to       Year ended       Year ended         Year ended
                               December 31,   December 31, December 31,   December 31,     December 31,       December 31,
                             ---------------  ------------ ------------ ---------------  ----------------  -----------------
                               2004    2003       2004         2003       2004    2003     2004     2003     2004     2003
                             -------  ------  ------------ ------------ -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $(1,075)   (222)    (18,634)     (1,704)    (1,717)   (220)  (5,222)  (2,434)  (5,752)   (6,736)
 Net realized gain
   (loss) on investments....     513     909       6,332        (378)       986      11    1,430    2,353   21,116    32,887
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   8,644   3,831     135,580      35,247      8,808   3,956   24,091   40,731   11,485   102,764
 Capital gain
   distribution.............      --      --          --          --         --      --       --       --       --        --
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     operations.............   8,082   4,518     123,278      33,165      8,077   3,747   20,299   40,650   26,849   128,915
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
From capital
 transactions:
 Net premiums...............  21,379  42,675   1,081,061     307,796    122,744  45,023   70,526   91,457    2,867   387,258
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --      --          --          --         --      --   (2,541)      --  (16,419)       --
   Surrenders...............  (4,867)    (41)    (30,181)     (1,172)    (7,571)     --  (22,779)  (4,411) (14,377)   (6,053)
   Administrative
    expenses (note 4a)......     (11)     --        (177)        (10)       (15)     --     (110)     (51)    (129)     (108)
   Transfers (to) from
    the Guarantee Account...  14,315    (303)    228,696      25,471     12,785   8,546   13,408   57,881    1,852     7,455
   Transfers (to) from
    other subaccounts.......   1,845      --      27,695          37      3,387     303   56,891  (14,817) (61,277) (227,316)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  32,661  42,331   1,307,094     332,122    131,330  53,872  115,395  130,059  (87,483)  161,236
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Increase (decrease) in
 net assets.................  40,743  46,849   1,430,372     365,287    139,407  57,619  135,694  170,709  (60,634)  290,151
Net assets at beginning
 of year....................  46,849      --     365,287          --     59,088   1,469  287,594  116,885  441,661   151,510
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
Net assets at end of year... $87,592  46,849   1,795,659     365,287    198,495  59,088  423,288  287,594  381,027   441,661
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========
Change in units (note 5):
 Units purchased............   3,459   3,767     114,576      28,441     13,664   4,792   16,376   17,478    1,178    75,152
 Units redeemed.............    (831)     (4)    (13,678)       (101)    (2,485)     --   (3,194)  (2,256) (11,921)  (44,935)
                             -------  ------   ---------     -------    -------  ------  -------  -------  -------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   2,628   3,763     100,898      28,340     11,179   4,792   13,182   15,222  (10,743)   30,217
                             =======  ======   =========     =======    =======  ======  =======  =======  =======  ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              AIM Variable Insurance Funds (continued)        The Alger American Fund
                              -------------------------------------    --------------------------------------
                                  AIM V.I.                                                   Alger American
                               International       AIM V.I. Premier      Alger American    Small Capitalization
                               Growth Fund --       Equity Fund --     Growth Portfolio --    Portfolio --
                              Series II Shares      Series I Shares      Class O Shares      Class O Shares
                              ----------------   --------------------  -----------------   -------------------
                                Period from
                                November 15,
                                  2004 to             Year ended           Year ended          Year ended
                                December 31,         December 31,         December 31,        December 31,
                              ----------------   --------------------  -----------------   -------------------
                                    2004            2004       2003      2004       2003     2004      2003
                              ----------------   ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............     $    (61)        (11,350)   (11,194)  (11,177)  (10,429) (10,779)    (9,111)
   Net realized gain
     (loss) on
     investments.............            1            (939)   (16,440)  (83,039)  (69,061) (38,584)  (154,811)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        3,524          51,141    232,102   124,151   295,112  156,584    385,397
   Capital gain
     distribution............           --              --         --        --        --       --         --
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         operations..........        3,464          38,852    204,468    29,935   215,622  107,221    221,475
                                  --------       ---------  ---------  --------   -------  -------   --------
From capital
  transactions:
   Net premiums..............       99,900          26,683    165,371        --    53,444    6,345      3,278
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........           --          (3,010)   (20,529)  (55,950)  (21,189)  (5,839)        --
     Surrenders..............           --         (76,569)  (103,133) (114,113)  (27,247) (37,878)   (73,201)
     Administrative
       expenses (note 4a)....           --            (210)      (233)     (562)     (836)    (664)      (708)
     Transfers (to) from
       the Guarantee
       Account...............           (8)          4,035     78,177    (7,130)  (22,225) (50,206)    (4,957)
     Transfers (to) from
       other subaccounts.....           --         (45,598)   (69,052)   (2,342)   (1,281)  17,230     24,073
                                  --------       ---------  ---------  --------   -------  -------   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........       99,892         (94,669)    50,601  (180,097)  (19,334) (71,012)   (51,515)
                                  --------       ---------  ---------  --------   -------  -------   --------
Increase (decrease) in
  net assets.................      103,356         (55,817)   255,069  (150,162)  196,288   36,209    169,960
Net assets at beginning
  of year....................           --       1,092,994    837,925   863,097   666,809  766,424    596,464
                                  --------       ---------  ---------  --------   -------  -------   --------
Net assets at end of year....     $103,356       1,037,177  1,092,994   712,935   863,097  802,633    766,424
                                  ========       =========  =========  ========   =======  =======   ========
Change in units (note 5):
   Units purchased...........        9,724          11,142     37,488       116    13,300    8,899      5,184
   Units redeemed............           --         (23,924)   (29,782)  (19,066)  (15,966) (17,983)   (14,848)
                                  --------       ---------  ---------  --------   -------  -------   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........        9,724         (12,782)     7,706   (18,950)   (2,666)  (9,084)    (9,664)
                                  ========       =========  =========  ========   =======  =======   ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                             -----------------------------------------------------------------------------------
                                                    AllianceBernstein
                                                      International                         AllianceBernstein
                               AllianceBernstein          Value         AllianceBernstein       Small Cap
                               Growth and Income      Portfolio --       Premier Growth          Growth
                              Portfolio -- Class B       Class B      Portfolio -- Class B  Portfolio -- Class B
                             ---------------------  ----------------- --------------------  -------------------
                                                       Period from
                                                      November 15,
                                   Year ended            2004 to           Year ended          Year ended
                                  December 31,        December 31,        December 31,        December 31,
                             ---------------------  ----------------- --------------------  -------------------
                                2004        2003          2004           2004       2003      2004       2003
                             ----------  ---------  ----------------- ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (49,497)   (23,561)         (53)        (22,589)   (10,797)  (1,745)    (1,569)
 Net realized gain
   (loss) on investments....     90,831    (24,962)           4           9,587      9,507    3,025     (1,196)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    523,582    857,088        1,944         114,996    163,462   11,120     41,933
 Capital gain
   distribution.............         --         --           --              --         --       --         --
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    564,916    808,565        1,895         101,994    162,172   12,400     39,168
                             ----------  ---------       ------       ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............  1,482,822  1,222,199           --         276,056    662,559       --        290
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (67,657)  (157,095)          --          (4,733)  (268,517)      --         --
   Surrenders...............   (356,901)  (165,310)         (74)        (33,597)   (27,125) (18,836)        --
   Administrative
    expenses (note 4a)......     (1,416)      (853)          --            (425)      (206)     (27)       (22)
   Transfers (to) from
    the Guarantee Account...    527,334    542,998        3,374         105,155    216,261    1,547      3,367
   Transfers (to) from
    other subaccounts.......    217,972    286,576       28,764          10,455     28,397   (9,838)     7,794
                             ----------  ---------       ------       ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,802,154  1,728,515       32,064         352,911    611,369  (27,154)    11,429
                             ----------  ---------       ------       ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................  2,367,070  2,537,080       33,959         454,905    773,541  (14,754)    50,597
Net assets at beginning
 of year....................  4,563,057  2,025,977           --       1,169,233    395,692  128,210     77,613
                             ----------  ---------       ------       ---------  ---------   -------   -------
Net assets at end of year... $6,930,127  4,563,057       33,959       1,624,138  1,169,233  113,456    128,210
                             ==========  =========       ======       =========  =========   =======   =======
Change in units (note 5):
 Units purchased............    265,824    234,168        3,229          67,003    121,006      169      1,460
 Units redeemed.............    (84,859)   (36,964)          (7)        (23,491)   (39,512)  (2,933)        (3)
                             ----------  ---------       ------       ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    180,965    197,204        3,222          43,512     81,494   (2,764)     1,457
                             ==========  =========       ======       =========  =========   =======   =======

                             ----------------------------



                             AllianceBernstein Technology
                               Portfolio -- Class B
                             ---------------------------
                                            Period from
                                               May 1,
                              Year ended      2003 to
                             December 31,   December 31,
                             ------------   ------------
                                 2004           2003
                             ------------   ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (3,691)          (758)
 Net realized gain
   (loss) on investments....     2,208          2,121
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    22,109          6,187
 Capital gain
   distribution.............        --             --
                               -------        -------
    Increase (decrease)
     in net assets from
     operations.............    20,626          7,550
                               -------        -------
From capital
 transactions:
 Net premiums...............   115,749        118,358
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............    (3,865)        (1,860)
   Administrative
    expenses (note 4a)......      (106)            --
   Transfers (to) from
    the Guarantee Account...    26,747         27,320
   Transfers (to) from
    other subaccounts.......   (29,022)        39,498
                               -------        -------
    Increase (decrease)
     in net assets from
     capital transactions...   109,503        183,316
                               -------        -------
Increase (decrease) in
 net assets.................   130,129        190,866
Net assets at beginning
 of year....................   190,866             --
                               -------        -------
Net assets at end of year...   320,995        190,866
                               =======        =======
Change in units (note 5):
 Units purchased............    14,505         14,643
 Units redeemed.............    (5,335)          (148)
                               -------        -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     9,170         14,495
                               =======        =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           American Century Variable Portfolios, Inc.
                             -----------------------------------------------------------------------------
                                VP Income & Growth         VP International              VP Ultra
                                  Fund -- Class I           Fund -- Class I           Fund -- Class I
                             ------------------------  ------------------------  ------------------------
                                          Period from               Period from               Period from
                                             May 1,                    May 1,                    May 1,
                              Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                             December 31, December 31, December 31, December 31, December 31, December 31,
                             ------------ ------------ ------------ ------------ ------------ ------------
                                 2004         2003         2004         2003         2004         2003
                             ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $   (364)       (517)        (821)        (116)      (2,650)         (68)
 Net realized gain
   (loss) on investments....      3,088         566          693           23          403            4
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     13,010      11,897       12,628        2,944       27,416        1,027
 Capital gain
   distribution.............         --          --           --           --           --           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     operations.............     15,734      11,946       12,500        2,851       25,169          963
                               --------     -------      -------       ------      -------       ------
From capital
 transactions:
 Net premiums...............     40,070      93,562       74,191       21,798      334,881       12,480
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --           --           --           --           --
   Surrenders...............     (1,272)         --       (6,037)          --       (1,610)          --
   Administrative
    expenses (note 4a)......        (54)         --           --           --          (26)          --
   Transfers (to) from
    the Guarantee Account...      4,017       1,211       14,942           --       22,093        5,034
   Transfers (to) from
    other subaccounts.......       (268)         (6)       2,405         (253)       3,486           --
                               --------     -------      -------       ------      -------       ------
    Increase (decrease)
     in net assets from
     capital transactions...     42,493      94,767       85,501       21,545      358,824       17,514
                               --------     -------      -------       ------      -------       ------
Increase (decrease) in
 net assets.................     58,227     106,713       98,001       24,396      383,993       18,477
Net assets at beginning
 of year....................    106,713          --       24,396           --       18,477           --
                               --------     -------      -------       ------      -------       ------
Net assets at end of year...   $164,940     106,713      122,397       24,396      402,470       18,477
                               ========     =======      =======       ======      =======       ======
Change in units (note 5):
 Units purchased............      5,782       8,524        7,617        2,071       31,903        1,564
 Units redeemed.............     (2,458)         (1)        (584)         (24)      (2,238)          --
                               --------     -------      -------       ------      -------       ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      3,324       8,523        7,033        2,047       29,665        1,564
                               ========     =======      =======       ======      =======       ======

                             -------------------------
                                     VP Value
                                  Fund -- Class I
                             ------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     (6,655)     (1,882)
 Net realized gain
   (loss) on investments....      7,371       4,983
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    117,741     115,799
 Capital gain
   distribution.............      6,660          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     operations.............    125,117     118,900
                              ---------     -------
From capital
 transactions:
 Net premiums...............    168,502     667,056
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --
   Surrenders...............     (4,670)        (53)
   Administrative
    expenses (note 4a)......        (26)         --
   Transfers (to) from
    the Guarantee Account...    177,348      22,225
   Transfers (to) from
    other subaccounts.......      1,637          --
                              ---------     -------
    Increase (decrease)
     in net assets from
     capital transactions...    342,791     689,228
                              ---------     -------
Increase (decrease) in
 net assets.................    467,908     808,128
Net assets at beginning
 of year....................    808,128          --
                              ---------     -------
Net assets at end of year...  1,276,036     808,128
                              =========     =======
Change in units (note 5):
 Units purchased............     28,898      64,091
 Units redeemed.............     (3,033)         (5)
                              ---------     -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     25,865      64,086
                              =========     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Dreyfus
                             --------------------------------------------------------------------------------------------------
                                                                                      The Dreyfus
                                                                                       Socially
                                Dreyfus Investment                                    Responsible
                              Portfolios -- Emerging      Dreyfus Investment         Growth Fund,    Dreyfus Variable Investment
                               Markets Portfolio --    Portfolios -- MidCap Stock   Inc. -- Initial    Fund -- Money Market
                                  Initial Shares       Portfolio -- Initial Shares      Shares               Portfolio
                             ------------------------  --------------------------  ----------------  --------------------------
                                          Period from                Period from                                   Period from
                                             May 1,                     May 1,                                        May 1,
                              Year ended    2003 to     Year ended     2003 to        Year ended      Year ended     2003 to
                             December 31, November 14, December 31,  December 31,    December 31,    December 31,  December 31,
                             ------------ ------------ ------------  ------------  ----------------  ------------  ------------
                                 2004         2003         2004          2003        2004     2003       2004          2003
                             ------------ ------------ ------------  ------------  -------  -------  ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     $--          (1,943)       (529)         (109)     (1,652)  (1,086)    (1,606)          (38)
 Net realized gain
   (loss) on investments....      --          14,823       1,094            25       1,612     (424)        --            --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      --           7,989       5,518         4,152      15,069   20,752         --            --
 Capital gain
   distribution.............      --              --       1,665            --          --       --         --            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     operations.............      --          20,869       7,748         4,068      15,029   19,242     (1,606)          (38)
                                 ---        --------      ------        ------     -------  -------    -------        ------
From capital
 transactions:
 Net premiums...............      --          36,433      35,055        19,124      46,399   21,641    491,729         9,435
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         (42,584)         --            --          --       --         --            --
   Surrenders...............      --         (11,363)     (6,808)          (27)     (3,846)  (3,659)    (5,593)           --
   Administrative
    expenses (note 4a)......      --            (111)        (19)           --        (211)    (168)        (8)           --
   Transfers (to) from
    the Guarantee Account...      --          55,461       5,886         7,956     115,355   28,746     16,394            (1)
   Transfers (to) from
    other subaccounts.......      --        (197,116)     (1,040)           --     (20,808)   2,886    248,401           722
                                 ---        --------      ------        ------     -------  -------    -------        ------
    Increase (decrease)
     in net assets from
     capital transactions...      --        (159,280)     33,074        27,053     136,889   49,446    750,923        10,156
                                 ---        --------      ------        ------     -------  -------    -------        ------
Increase (decrease) in
 net assets.................      --        (138,411)     40,822        31,121     151,918   68,688    749,317        10,118
Net assets at beginning
 of year....................      --         138,411      31,121            --     116,092   47,404     10,118            --
                                 ---        --------      ------        ------     -------  -------    -------        ------
Net assets at end of year...     $--              --      71,943        31,121     268,010  116,092    759,435        10,118
                                 ===        ========      ======        ======     =======  =======    =======        ======
Change in units (note 5):
 Units purchased............      --           3,747       3,578         2,463      24,875    7,787    120,463         1,024
 Units redeemed.............      --         (18,626)       (988)           (3)     (8,890)    (561)   (43,847)           --
                                 ---        --------      ------        ------     -------  -------    -------        ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      --         (14,879)      2,590         2,461      15,985    7,226     76,616         1,024
                                 ===        ========      ======        ======     =======  =======    =======        ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Eaton Vance Variable Trust
                              ----------------------------------------------------------------------------
                                  VT Floating-Rate              VT Income            VT Worldwide Health
                                     Income Fund             Fund of Boston             Sciences Fund
                              ------------------------  ------------------------  ------------------------
                                              Period    Period from  Period from               Period from
                                              May 1,     January 1,     May 1,                    May 1,
                               Year ended    2003 to      2004 to      2003 to     Year ended    2003 to
                              December 31, December 31, December 15, December 31, December 31, December 31,
                              ------------ ------------ ------------ ------------ ------------ ------------
                                  2004         2003         2004         2003         2004         2003
                              ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $   37,681       1,214         (875)       (769)      (9,338)      (1,370)
   Net realized gain
     (loss) on
     investments.............       2,360       1,900        4,625       4,415        5,045           41
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       1,851          86       (6,599)      6,599       33,904       10,821
   Capital gain
     distribution............          --          --           --          --           --           --
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         operations..........      41,892       3,200       (2,849)     10,245       29,611        9,492
                               ----------   ---------     --------     -------      -------      -------
From capital
  transactions:
   Net premiums..............   2,977,601     971,081      286,913     124,899      443,952      228,877
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........     (12,412)         --           --          --      (48,956)          --
     Surrenders..............     (87,800)    (11,019)      (9,192)         --      (34,305)          (2)
     Administrative
       expenses (note 4a)....        (395)         --          (20)         --         (147)          --
     Transfers (to) from
       the Guarantee
       Account...............     775,865      43,004      156,036      18,297      118,690       37,373
     Transfers (to) from
       other subaccounts.....     727,561     171,125     (584,916)        587       18,971           16
                               ----------   ---------     --------     -------      -------      -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........   4,380,420   1,174,191     (151,179)    143,783      498,205      266,264
                               ----------   ---------     --------     -------      -------      -------
Increase (decrease) in
  net assets.................   4,422,312   1,177,391     (154,028)    154,028      527,816      275,756
Net assets at beginning
  of year....................   1,177,391          --      154,028          --      275,756           --
                               ----------   ---------     --------     -------      -------      -------
Net assets at end of year....  $5,599,703   1,177,391           --     154,028      803,572      275,756
                               ==========   =========     ========     =======      =======      =======
Change in units (note 5):
   Units purchased...........     735,962     117,614       60,226      13,856       60,023       20,729
   Units redeemed............    (304,444)     (1,093)     (74,082)         --      (22,015)          --
                               ----------   ---------     --------     -------      -------      -------
   Net increase
     (decrease) in units
     from capital
     transactions
     with contract owners....     431,518     116,521      (13,856)     13,856       38,008       20,729
                               ==========   =========     ========     =======      =======      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II


                             ------------------------------------------------------
                                 Federated                         Federated High
                              American Leaders      Federated        Income Bond
                                 Fund II --      Capital Income      Fund II --
                               Primary Shares        Fund II       Primary Shares
                             -----------------  ----------------  ----------------

                                 Year ended        Year ended        Year ended
                                December 31,      December 31,      December 31,
                             -----------------  ----------------  ----------------
                               2004      2003     2004     2003     2004     2003
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $    (51)     957   13,387   19,797   24,850   26,403
 Net realized gain
  (loss) on investments.....     (284) (22,853) (17,353) (11,364)    (279) (10,795)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   54,992  157,361   40,774   62,493   11,043   65,371
 Capital gain
  distribution..............       --       --       --       --       --       --
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............   54,657  135,465   36,808   70,926   35,614   80,979
                             --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...............      280      503    2,532      300      600      600
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............       --   (7,152)      --       --       --       --
  Surrenders................  (11,913) (45,611)  (9,877)  (1,602) (73,879) (26,942)
  Administrative
    expenses (note 4a)......     (590)    (544)    (351)    (391)    (192)    (219)
  Transfers (to) from
    the Guarantee Account...       22  (12,659)      (6)     106    5,288    2,432
  Transfers (to) from
    other subaccounts.......    8,807    7,287   (2,484)   1,216  (20,020)  50,546
                             --------  -------  -------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (3,394) (58,176) (10,186)    (371) (88,203)  26,417
                             --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.................   51,263   77,289   26,622   70,556  (52,589) 107,397
Net assets at beginning
 of year....................  668,138  590,849  444,808  374,252  453,130  345,733
                             --------  -------  -------  -------  -------  -------
Net assets at end of year... $719,401  668,138  471,430  444,808  400,541  453,130
                             ========  =======  =======  =======  =======  =======
Change in units (note 5):
 Units purchased............    1,156      981    3,467      227    1,382    7,054
 Units redeemed.............   (1,497)  (8,293)  (4,756)    (275)  (9,489)  (3,574)
                             --------  -------  -------  -------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........     (341)  (7,312)  (1,289)     (48)  (8,107)   3,480
                             ========  =======  =======  =======  =======  =======

                             Federated Insurance Series
                             -------------------------------------------------------------------------------
                                Federated High              Federated                    Federated
                                  Income Bond             International                   Kaufmann
                                  Fund II --              Small Company                  Fund II --
                                Service Shares               Fund II                   Service Shares
                             --------------------  ---------------------------  ---------------------------
                                                                  Period from                  Period from
                                  Year ended        Year ended  January 1, 2003  Year ended    May 1, 2003
                                 December 31,      December 31, to November 14, December 31, to December 31,
                             --------------------  ------------ --------------- ------------ ---------------
                                2004       2003        2004          2003           2004          2003
                             ---------  ---------  ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................    73,375     40,719       --           (1,258)       (15,892)       (1,915)
 Net realized gain
  (loss) on investments.....    16,394      5,412       --           30,073         13,402         3,567
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    53,178    104,652       --            2,729        164,594        22,114
 Capital gain
  distribution..............        --         --       --               --             --            --
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     operations.............   142,947    150,783       --           31,544        162,104        23,766
                             ---------  ---------       --         --------      ---------       -------
From capital
 transactions:
 Net premiums...............   630,578    614,799       --          124,995        786,940       269,522
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............    (9,142)        --       --               --             --            --
  Surrenders................  (106,049)   (27,307)      --             (850)       (46,069)      (63,768)
  Administrative
    expenses (note 4a)......      (424)      (185)      --              (16)          (320)          (15)
  Transfers (to) from
    the Guarantee Account...   174,759    105,174       --            5,055        209,886        36,571
  Transfers (to) from
    other subaccounts.......    65,310    (99,590)      --         (199,370)       197,088       138,178
                             ---------  ---------       --         --------      ---------       -------
    Increase (decrease)
     in net assets from
     capital transactions...   755,032    592,891       --          (70,186)     1,147,525       380,488
                             ---------  ---------       --         --------      ---------       -------
Increase (decrease) in
 net assets.................   897,979    743,674       --          (38,642)     1,309,629       404,254
Net assets at beginning
 of year.................... 1,344,707    601,033       --           38,642        404,254            --
                             ---------  ---------       --         --------      ---------       -------
Net assets at end of year... 2,242,686  1,344,707       --               --      1,713,883       404,254
                             =========  =========       ==         ========      =========       =======
Change in units (note 5):
 Units purchased............    98,632     65,032       --            9,166        108,501        35,502
 Units redeemed.............   (35,730)   (11,488)      --          (14,456)       (21,887)       (5,107)
                             ---------  ---------       --         --------      ---------       -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    62,902     53,544       --           (5,290)        86,614        30,395
                             =========  =========       ==         ========      =========       =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                           Fidelity Variable Insurance Products Fund
                             ---------------------------------------------------------------------------
                                                 VIP Asset
                                 VIP Asset      Manager/SM/
                                Manager/SM/     Portfolio --   VIP Contrafund(R)     VIP Contrafund(R)
                                Portfolio --      Service        Portfolio --          Portfolio --
                               Initial Class      Class 2        Initial Class        Service Class 2
                             -----------------  ------------ --------------------  --------------------
                                                Period from
                                                 April 30,
                                 Year ended       2004 to         Year ended            Year ended
                                December 31,    December, 31     December 31,          December 31,
                             -----------------  ------------ --------------------  --------------------
                               2004      2003       2004        2004       2003       2004       2003
                             --------  -------  ------------ ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,851    7,951        (20)     (29,909)   (23,099)   (63,159)   (18,743)
 Net realized gain
   (loss) on investments....   (1,342)  (9,959)        --       11,508   (137,023)   109,053     23,055
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    9,631   52,209        294      381,909    768,928    616,316    356,544
 Capital gain
   distribution.............       --       --         --           --         --         --         --
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   12,140   50,201        274      363,508    608,806    662,210    360,856
                             --------  -------     ------    ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --       --     11,489        3,669      8,360  1,969,848  1,074,047
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (31,399)        --       (7,318)   (64,245)   (72,077)   (13,108)
   Surrenders...............  (33,340)  (5,920)        --     (338,970)  (260,500)  (248,085)   (79,797)
   Administrative
    expenses (note 4a)......     (259)    (280)        --       (2,184)    (2,428)    (1,162)      (263)
   Transfers (to) from
    the Guarantee Account...       32  (32,630)         1        7,158    (48,806) 1,194,891    300,467
   Transfers (to) from
    other subaccounts.......   26,512    1,449      5,313       94,015        (90)   378,157     41,649
                             --------  -------     ------    ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,055) (68,780)    16,803     (243,630)  (367,709) 3,221,572  1,322,995
                             --------  -------     ------    ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................    5,085  (18,579)    17,077      119,878    241,097  3,883,782  1,683,851
Net assets at beginning
 of year....................  316,118  334,697         --    2,755,904  2,514,807  2,509,918    826,067
                             --------  -------     ------    ---------  ---------  ---------  ---------
Net assets at end of year... $321,203  316,118     17,077    2,875,782  2,755,904  6,393,700  2,509,918
                             ========  =======     ======    =========  =========  =========  =========
Change in units (note 5):
 Units purchased............    2,499      145      1,649       24,571        811    383,443    143,990
 Units redeemed.............   (3,180)  (7,005)        --      (43,876)   (36,680)   (95,010)    (9,493)
                             --------  -------     ------    ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (681)  (6,860)     1,649      (19,305)   (35,869)   288,433    134,497
                             ========  =======     ======    =========  =========  =========  =========

                             --------------------------


                                VIP Dynamic Capital
                             Appreciation Portfolio --
                                  Service Class 2
                             -------------------------
                                          Period from
                                             May 1,
                              Year ended    2003 to
                             December 31, December 31,
                             ------------ ------------
                                 2004         2003
                             ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................      (45)         --
 Net realized gain
   (loss) on investments....       43          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      593          --
 Capital gain
   distribution.............       --          --
                                -----          --
    Increase (decrease)
     in net assets from
     operations.............      591          --
                                -----          --
From capital
 transactions:
 Net premiums...............    4,507          --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --          --
   Surrenders...............       --          --
   Administrative
    expenses (note 4a)......       --          --
   Transfers (to) from
    the Guarantee Account...    1,927          --
   Transfers (to) from
    other subaccounts.......      190          --
                                -----          --
    Increase (decrease)
     in net assets from
     capital transactions...    6,624          --
                                -----          --
Increase (decrease) in
 net assets.................    7,215          --
Net assets at beginning
 of year....................       --          --
                                -----          --
Net assets at end of year...    7,215          --
                                =====          ==
Change in units (note 5):
 Units purchased............      965          --
 Units redeemed.............     (341)         --
                                -----          --
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      624          --
                                =====          ==

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                        Fidelity Variable Insurance Products Fund (continued)
                             ----------------------------------------------------------------------------------------

                               VIP Equity-Income      VIP Equity-Income       VIP Growth &          VIP Growth &
                                  Portfolio --          Portfolio --       Income Portfolio --   Income Portfolio --
                                  Initial Class        Service Class 2        Initial Class        Service Class 2
                             ---------------------  --------------------  --------------------  --------------------
                                   Year ended            Year ended            Year ended            Year ended
                                  December 31,          December 31,          December 31,          December 31,
                             ---------------------  --------------------  --------------------  --------------------
                                2004        2003       2004       2003       2004       2003       2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    3,145      7,653    (20,552)   (12,614)    (5,684)    (2,426)   (18,986)    (5,106)
 Net realized gain
   (loss) on investments....     15,233    (87,749)    91,063     52,973     (4,128)   (17,251)    18,285        (96)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    184,310    564,793    405,252    571,529     56,247    227,799    109,843    139,749
 Capital gain
   distribution.............      8,286         --     13,292         --         --         --         --         --
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    210,974    484,697    489,055    611,888     46,435    208,122    109,142    134,547
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...............     35,863     66,680  1,687,748  1,949,030     12,737      1,889    379,263    490,767
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (2,483)   (63,432)   (18,070)   (25,760)   (20,779)   (20,380)   (23,162)    (8,399)
   Surrenders...............   (126,956)  (116,970)  (175,099)  (116,149)   (45,277)   (30,129)   (52,769)   (23,358)
   Administrative
    expenses (note 4a)......     (1,222)    (1,241)    (1,099)      (367)    (1,140)    (1,288)      (430)      (220)
   Transfers (to) from
    the Guarantee Account...    (21,793)   (18,881)   598,411    112,403    (20,449)   (16,058)   977,611     92,428
   Transfers (to) from
    other subaccounts.......     (3,693)    72,644    254,098   (261,379)    (3,500)    54,831      1,968     60,191
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (120,284)   (61,200) 2,345,989  1,657,778    (78,408)   (11,135) 1,282,481    611,409
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.................     90,690    423,497  2,835,044  2,269,666    (31,973)   196,987  1,391,623    745,956
Net assets at beginning
 of year....................  2,210,372  1,786,875  3,328,511  1,058,845  1,169,615    972,628  1,223,635    477,679
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net assets at end of year... $2,301,062  2,210,372  6,163,555  3,328,511  1,137,642  1,169,615  2,615,258  1,223,635
                             ==========  =========  =========  =========  =========  =========  =========  =========
Change in units (note 5):
 Units purchased............     13,717     17,799    312,035    249,839      3,117      9,464    163,910     70,795
 Units redeemed.............    (24,217)   (25,538)   (80,721)   (49,531)   (10,965)   (11,293)   (30,961)    (3,523)
                             ----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    (10,500)    (7,739)   231,314    200,308     (7,848)    (1,829)   132,949     67,272
                             ==========  =========  =========  =========  =========  =========  =========  =========

                             ------------------
                                 VIP Growth
                               Opportunities
                                Portfolio --
                                Initial Class
                             -----------------
                                 Year ended
                                December 31,
                             -----------------
                               2004      2003
                             --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (5,594)  (3,859)
 Net realized gain
   (loss) on investments....  (48,344) (32,533)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   83,935  190,796
 Capital gain
   distribution.............       --       --
                             --------  -------
    Increase (decrease)
     in net assets from
     operations.............   29,997  154,404
                             --------  -------
From capital
 transactions:
 Net premiums...............    4,157    9,489
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --  (20,185)
   Surrenders............... (115,052) (15,714)
   Administrative
    expenses (note 4a)......     (608)    (644)
   Transfers (to) from
    the Guarantee Account...  (31,257) (12,897)
   Transfers (to) from
    other subaccounts.......  (28,452)  22,816
                             --------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (171,212) (17,135)
                             --------  -------
Increase (decrease) in
 net assets................. (141,215) 137,269
Net assets at beginning
 of year....................  705,484  568,215
                             --------  -------
Net assets at end of year...  564,269  705,484
                             ========  =======
Change in units (note 5):
 Units purchased............    5,668    5,630
 Units redeemed.............  (27,977)  (8,631)
                             --------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....  (22,309)  (3,001)
                             ========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                       Fidelity Variable Insurance Products Fund (continued)
                             ------------------------------------------------------------------------------------
                                   VIP Growth            VIP Growth            VIP Mid Cap        VIP Overseas
                              Portfolio -- Initial  Portfolio -- Service  Portfolio -- Service    Portfolio --
                                     Class                 Class 2               Class 2          Initial Class
                             ---------------------  --------------------  --------------------  ----------------


                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  ----------------
                                2004        2003       2004       2003       2004       2003      2004     2003
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   17,225)   (16,299)   (20,523)    (9,906)   (66,410)   (24,347)  (1,633)  (3,359)
 Net realized gain
   (loss) on investments....    (91,201)  (180,547)    15,931     (3,396)   218,854     28,974   (6,521) (55,395)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    134,815    588,011     40,529    201,755    827,371    600,148   91,567  270,688
 Capital gain
   distribution.............         --         --         --         --         --         --       --       --
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............     26,389    391,165     35,937    188,453    979,815    604,775   83,413  211,934
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
From capital
 transactions:
 Net premiums...............      8,980     19,394    514,052    352,821  1,591,662    779,733    6,165    8,859
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (75,465)   (12,629)   (19,528)    (4,458)    (3,105)   (17,777) (22,434)      --
   Surrenders...............   (106,308)   (79,235)   (46,737)   (20,018)  (213,710)  (136,026) (71,522) (28,836)
   Administrative
    expenses (note 4a)......     (1,387)    (1,894)      (554)      (208)      (794)      (260)    (383)    (384)
   Transfers (to) from
    the Guarantee Account...    (15,698)   (65,072)   230,468    191,090    526,952    210,191  (21,097)  (7,915)
   Transfers (to) from
    other subaccounts.......     23,027     13,080     67,533      4,106    (51,492)   158,232   49,890   40,137
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (166,851)  (126,356)   745,234    523,333  1,849,513    994,093  (59,381)  11,861
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Increase (decrease) in
 net assets.................   (140,462)   264,809    781,171    711,786  2,829,328  1,598,868   24,032  223,795
Net assets at beginning
 of year....................  1,632,580  1,367,771  1,133,153    421,367  2,944,969  1,346,101  743,904  520,109
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
Net assets at end of year... $1,492,118  1,632,580  1,914,324  1,133,153  5,774,297  2,944,969  767,936  743,904
                             ==========  =========  =========  =========  =========  =========  =======  =======
Change in units (note 5):
 Units purchased............      7,075      4,197    111,512     71,388    258,723    106,053    9,393    3,885
 Units redeemed.............    (24,429)   (20,497)   (22,729)    (3,213)  (112,695)   (14,263) (15,748)  (2,956)
                             ----------  ---------  ---------  ---------  ---------  ---------  -------  -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....    (17,354)   (16,300)    88,783     68,175    146,028     91,790   (6,355)     929
                             ==========  =========  =========  =========  =========  =========  =======  =======

                             --------------------
                             VIP Value Strategies
                             Portfolio -- Service
                                   Class 2
                             --------------------
                                 Period from
                                  April 30,
                                   2004 to
                                 December 31,
                             --------------------
                                     2004
                             --------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................          (341)
 Net realized gain
   (loss) on investments....            32
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............        13,366
 Capital gain
   distribution.............            --
                                   -------
    Increase (decrease)
     in net assets from
     operations.............        13,057
                                   -------
From capital
 transactions:
 Net premiums...............        65,721
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........            --
   Surrenders...............          (135)
   Administrative
    expenses (note 4a)......            --
   Transfers (to) from
    the Guarantee Account...         9,406
   Transfers (to) from
    other subaccounts.......        43,241
                                   -------
    Increase (decrease)
     in net assets from
     capital transactions...       118,233
                                   -------
Increase (decrease) in
 net assets.................       131,290
Net assets at beginning
 of year....................            --
                                   -------
Net assets at end of year...       131,290
                                   =======
Change in units (note 5):
 Units purchased............        11,659
 Units redeemed.............           (12)
                                   -------
 Net increase (decrease)
   in units from
   capital transactions
   with contract owners.....        11,647
                                   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Franklin Templeton Variable Insurance Products Trust
                          -------------------------------------------------------------------------------------------------------

                          Franklin Large Cap Growth       Mutual Shares           Templeton Foreign         Templeton Global
                             Securities Fund --        Securities Fund --        Securities Fund --     Asset Allocation Fund --
                               Class 2 Shares            Class 2 Shares            Class 2 Shares             Class 2 Shares
                          ------------------------  ------------------------  ------------------------  ------------------------
                                       Period from               Period from               Period from               Period from
                                          May 1,                    May 1,                    May 1,                    May 1,
                           Year ended    2003 to     Year ended    2003 to     Year ended    2003 to     Year ended    2003 to
                          December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
                              2004         2003         2004         2003         2004         2003         2004         2003
                          ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............   $ (1,824)       (269)      (1,880)        (344)       (4,437)     (1,149)         824          (37)
 Net realized gain
   (loss) on
   investments...........        206         101          813           35        10,706      (1,182)       1,150           37
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........     14,821       6,831       31,987       10,218       141,009      44,373       13,241       (5,284)
 Capital gain
   distribution..........         --          --           --           --            --          --           --           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     operations..........     13,203       6,663       30,920        9,909       147,278      42,042       15,215       (5,284)
                            --------      ------      -------      -------     ---------     -------      -------       ------
From capital
 transactions:
 Net premiums............    136,690      43,528      123,625      102,061       306,494     500,883       69,012       25,383
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........         --          --           --           --            --          --           --           --
   Surrenders............     (1,269)         --       (2,793)          --        (8,530)       (933)      (1,383)          --
   Administrative
    expenses (note 4a)...        (22)         --           (3)          --            (3)         --          (22)          --
   Transfers (to) from
    the Guarantee
    Account..............     20,376      37,493       74,738       28,150       123,124      11,465       11,711       11,198
   Transfers (to) from
    other subaccounts....     (1,074)       (208)       4,783           --        25,074        (206)        (225)        (242)
                            --------      ------      -------      -------     ---------     -------      -------       ------
    Increase
     (decrease) in net
     assets from
     capital
     transactions........    154,701      80,813      200,350      130,211       446,159     511,209       79,093       36,339
                            --------      ------      -------      -------     ---------     -------      -------       ------
Increase (decrease) in
 net assets..............    167,904      87,476      231,270      140,120       593,437     553,251       94,308       31,055
Net assets at
 beginning of year.......     87,476          --      140,120           --       553,251          --       31,055           --
                            --------      ------      -------      -------     ---------     -------      -------       ------
Net assets at end of
 year....................   $255,380      87,476      371,390      140,120     1,146,688     553,251      125,363       31,055
                            ========      ======      =======      =======     =========     =======      =======       ======
Change in units (note
 5):
 Units purchased.........     12,695       7,128       16,775       11,623        43,881      44,536       12,098        2,392
 Units redeemed..........       (259)        (18)        (604)          --        (9,327)        (99)      (6,066)         (22)
                            --------      ------      -------      -------     ---------     -------      -------       ------
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......     12,436       7,110       16,171       11,623        34,554      44,437        6,032        2,370
                            ========      ======      =======      =======     =========     =======      =======       ======

                          ------------------
                          Templeton Global
                          Income Securities
                           Fund -- Class I
                               Shares
                          -----------------
                             Period from
                            December 15,
                               2004 to
                            December 31,
                          -----------------
                                2004
                          -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense).............          --
 Net realized gain
   (loss) on
   investments...........          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments...........           3
 Capital gain
   distribution..........          --
                                -----
    Increase
     (decrease) in net
     assets from
     operations..........           3
                                -----
From capital
 transactions:
 Net premiums............          --
 Transfers (to) from
   the general account
   of GE Capital Life
   Assurance Company
   of New York
   Death benefits........          --
   Surrenders............          --
   Administrative
    expenses (note 4a)...          --
   Transfers (to) from
    the Guarantee
    Account..............       3,801
   Transfers (to) from
    other subaccounts....         199
                                -----
    Increase
     (decrease) in net
     assets from
     capital
     transactions........       4,000
                                -----
Increase (decrease) in
 net assets..............       4,003
Net assets at
 beginning of year.......          --
                                -----
Net assets at end of
 year....................       4,003
                                =====
Change in units (note
 5):
 Units purchased.........         395
 Units redeemed..........          --
                                -----
 Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.......         395
                                =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                    GE Investments Funds, Inc.
                             ---------------------------------------------------------------------------------
                                Global Income                            International          Mid-Cap
                                    Fund              Income Fund         Equity Fund         Equity Fund
                             ------------------  --------------------  ----------------  --------------------
                                 Year ended           Year ended          Year ended          Year ended
                                December 31,         December 31,        December 31,        December 31,
                             ------------------  --------------------  ----------------  --------------------
                               2004      2003       2004       2003      2004     2003      2004       2003
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  8,014     2,550    153,684    107,225     (803)  (1,180)   (17,347)     1,629
 Net realized gain
   (loss) on investments....    2,300    32,047     (2,945)    26,583   13,949    6,584    122,805    (20,454)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    5,350    (8,457)  (121,782)  (114,273)  14,924   62,650     70,711    838,544
 Capital gain
   distribution.............       --        --     41,240     18,890       --       --    424,600         --
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   15,664    26,140     70,197     38,425   28,070   68,054    600,769    819,719
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............       --        --    663,858    791,080      270      500    614,320    832,300
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (1,554)       --     (6,093)        --       --       --    (85,227)  (129,281)
   Surrenders...............  (10,777)   (1,456)  (144,880)  (145,195)  (9,749) (46,698)  (234,221)  (107,363)
   Administrative
    expenses (note 4a)......     (121)     (165)    (1,068)    (1,100)    (178)    (176)    (1,649)    (1,563)
   Transfers (to) from
    the Guarantee Account...       14     3,430    911,630    225,284      (22)   1,719    202,305    130,142
   Transfers (to) from
    other subaccounts.......     (802) (104,856)   (33,744)   (28,098) (28,879)  (4,854)  (104,098)    71,398
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (13,240) (103,047) 1,389,703    841,971  (38,558) (49,509)   391,430    795,633
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    2,424   (76,908) 1,459,900    880,396  (10,488)  18,545    992,199  1,615,352
Net assets at beginning
 of year....................  212,161   289,069  2,691,215  1,810,819  225,045  206,500  3,932,073  2,316,721
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
Net assets at end of year... $214,585   212,161  4,151,115  2,691,215  214,557  225,045  4,924,272  3,932,073
                             ========  ========  =========  =========  =======  =======  =========  =========
Change in units (note 5):
 Units purchased............      211       300    176,139    103,226    2,577      362    121,885    106,352
 Units redeemed.............   (1,331)   (9,281)   (45,035)   (17,711)  (7,021)  (7,030)   (83,317)   (24,424)
                             --------  --------  ---------  ---------  -------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (1,120)   (8,981)   131,104     85,515   (4,444)  (6,668)    38,568     81,928
                             ========  ========  =========  =========  =======  =======  =========  =========

                             -----------------------
                                  Money Market
                                      Fund
                             ----------------------
                                   Year ended
                                  December 31,
                             ----------------------
                                2004        2003
                             ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (31,939)    (37,622)
 Net realized gain
   (loss) on investments....         --          --
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............         --          --
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    (31,939)    (37,622)
                             ----------  ----------
From capital
 transactions:
 Net premiums...............  5,691,600   2,885,114
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........     (4,297)   (289,930)
   Surrenders...............   (354,188)   (454,527)
   Administrative
    expenses (note 4a)......     (1,894)     (2,756)
   Transfers (to) from
    the Guarantee Account...    128,416  (1,861,654)
   Transfers (to) from
    other subaccounts....... (3,692,296) (2,308,292)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  1,767,341  (2,032,045)
                             ----------  ----------
Increase (decrease) in
 net assets.................  1,735,402  (2,069,667)
Net assets at beginning
 of year....................  4,517,999   6,587,666
                             ----------  ----------
Net assets at end of year...  6,253,401   4,517,999
                             ==========  ==========
Change in units (note 5):
 Units purchased............  8,071,207     442,915
 Units redeemed............. (6,415,758)   (744,412)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  1,655,449    (301,497)
                             ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                  GE Investments Funds, Inc. (continued)
                             ------------------------------------------------------------------------------------------
                                 Premier Growth          Real Estate                                 Small-Cap Value
                                  Equity Fund          Securities Fund     S&P 500(R) Index Fund       Equity Fund
                             ---------------------  --------------------  ----------------------  --------------------
                                   Year ended            Year ended             Year ended             Year ended
                                  December 31,          December 31,           December 31,           December 31,
                             ---------------------  --------------------  ----------------------  --------------------
                                2004        2003       2004       2003       2004        2003        2004       2003
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (22,741)   (26,648)    89,034     23,208     120,758      15,410    181,569    (37,474)
 Net realized gain
   (loss) on investments....      2,017    (67,950)    30,849       (329)    222,854    (331,757)   125,059    (13,400)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    169,853    612,558    222,431     87,572   2,049,803   3,760,847    143,964    683,924
 Capital gain
   distribution.............         --         --    173,818     45,303          --          --     90,975         --
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    149,129    517,960    516,132    155,754   2,393,415   3,444,500    541,567    633,050
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...............    273,409    338,427    701,556    324,567   6,692,581   3,966,922    663,971  1,119,841
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,811)   (32,311)   (23,793)        --     (81,925)    (78,957)   (70,707)   (88,425)
   Surrenders...............   (124,159)  (133,336)   (65,190)   (20,410) (1,244,178)   (773,100)  (275,460)  (103,524)
   Administrative
    expenses (note 4a)......     (1,960)    (2,100)      (456)      (292)    (10,469)     (8,064)      (628)      (297)
   Transfers (to) from
    the Guarantee Account...     81,503     52,132    195,617     56,226   3,640,494     959,994    225,121    181,231
   Transfers (to) from
    other subaccounts.......    (83,933)   (18,987)    24,072    299,643     736,893      65,643   (228,222)    90,499
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    109,049    203,825    831,806    659,734   9,733,396   4,132,438    314,075  1,199,325
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    258,178    721,785  1,347,938    815,488  12,126,811   7,576,937    855,642  1,832,375
Net assets at beginning
 of year....................  2,661,865  1,940,080  1,082,186    266,698  18,997,918  11,420,981  3,855,644  2,023,269
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
Net assets at end of year... $2,920,043  2,661,865  2,430,124  1,082,186  31,124,729  18,997,918  4,711,286  3,855,644
                             ==========  =========  =========  =========  ==========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     54,653     34,938     86,726     54,911   1,551,175     591,659    107,131    144,899
 Units redeemed.............    (45,154)   (16,763)   (23,796)    (1,671)   (491,525)   (100,473)   (78,796)   (20,057)
                             ----------  ---------  ---------  ---------  ----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      9,499     18,175     62,930     53,240   1,059,650     491,186     28,335    124,842
                             ==========  =========  =========  =========  ==========  ==========  =========  =========

                             ---------------------

                               Total Return Fund
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    37,901      2,823
 Net realized gain
   (loss) on investments....    19,756    (22,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   392,262    195,043
 Capital gain
   distribution.............    84,994         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   534,913    175,042
                             ---------  ---------
From capital
 transactions:
 Net premiums............... 5,008,497    477,852
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --    (39,613)
   Surrenders...............  (152,672)  (133,898)
   Administrative
    expenses (note 4a)......    (1,329)      (939)
   Transfers (to) from
    the Guarantee Account... 1,240,359     94,962
   Transfers (to) from
    other subaccounts.......   733,461    166,428
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 6,828,316    564,792
                             ---------  ---------
Increase (decrease) in
 net assets................. 7,363,229    739,834
Net assets at beginning
 of year.................... 1,538,326    798,492
                             ---------  ---------
Net assets at end of year... 8,901,555  1,538,326
                             =========  =========
Change in units (note 5):
 Units purchased............   671,447     68,508
 Units redeemed.............   (73,530)   (16,185)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   597,917     52,323
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                                       Goldman Sachs
                                GE Investments Funds, Inc. (continued)            Variable Insurance Trust
                             -------------------------------------------  ---------------------------------------
                                                                            Goldman Sachs        Goldman Sachs
                                                                              Growth and         Mid Cap Value
                                U.S. Equity Fund      Value Equity Fund      Income Fund             Fund
                             ---------------------  --------------------  -----------------  --------------------

                                   Year ended            Year ended           Year ended          Year ended
                                  December 31,          December 31,         December 31,        December 31,
                             ---------------------  --------------------  -----------------  --------------------
                                2004        2003       2004       2003      2004      2003      2004       2003
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (3,551)   (15,719)    (4,552)     1,817       706      158     51,585     (7,219)
 Net realized gain
   (loss) on investments....     (4,508)  (105,143)    22,876     (9,155)   11,686   (4,536)    92,977     25,156
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    232,188    739,458    100,707    191,033    59,906   87,655    141,283    320,219
 Capital gain
   distribution.............         --         --         --         --        --       --     97,118     17,491
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............    224,129    618,596    119,031    183,695    72,298   83,277    382,963    355,647
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
From capital
 transactions:
 Net premiums...............    124,787    195,002    231,928    303,507        --       --      3,120      6,977
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (35,487)   (25,432)   (24,735)        --        --       --     (8,440)    (8,858)
   Surrenders...............   (208,684)  (188,918)   (81,135)   (22,378) (121,758) (10,486)  (164,795)   (72,088)
   Administrative
    expenses (note 4a)......     (2,817)    (3,209)      (406)      (169)     (220)    (238)      (700)      (732)
   Transfers (to) from
    the Guarantee Account...     71,518     17,644    125,814    122,233     1,336    6,017     (6,521)   (74,968)
   Transfers (to) from
    other subaccounts.......    (37,091)   (52,581)    12,549     65,029    94,475   58,418    (12,074)    90,893
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...    (87,774)   (57,494)   264,015    468,222   (26,167)  53,711   (189,410)   (58,776)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Increase (decrease) in
 net assets.................    136,355    561,102    383,046    651,916    46,131  136,988    193,553    296,871
Net assets at beginning
 of year....................  3,555,264  2,994,162  1,274,706    622,790   453,053  316,065  1,704,541  1,407,670
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
Net assets at end of year... $3,691,619  3,555,264  1,657,752  1,274,706   499,184  453,053  1,898,094  1,704,541
                             ==========  =========  =========  =========  ========  =======  =========  =========
Change in units (note 5):
 Units purchased............     51,088     21,497     49,616     56,456    10,676    8,781      8,844      8,072
 Units redeemed.............    (58,020)   (27,247)   (22,176)    (2,597)  (13,682)  (1,462)   (19,844)   (12,902)
                             ----------  ---------  ---------  ---------  --------  -------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (6,932)    (5,750)    27,440     53,859    (3,006)   7,319    (11,000)    (4,830)
                             ==========  =========  =========  =========  ========  =======  =========  =========

                             Greenwich Street Series Fund
                             --------------------------
                              Salomon Brothers Variable
                              Aggressive Growth Fund --
                                      Class II
                             --------------------------
                                            Period from
                              Year ended   May 1, 2003 to
                             December 31,   December 31,
                             ------------  --------------
                                 2004           2003
                             ------------  --------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (1,799)           (56)
 Net realized gain
   (loss) on investments....     2,977            388
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    11,212          1,526
 Capital gain
   distribution.............        --             --
                               -------         ------
    Increase (decrease)
     in net assets from
     operations.............    12,390          1,858
                               -------         ------
From capital
 transactions:
 Net premiums...............   129,895             --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        --             --
   Surrenders...............   (16,305)        (2,202)
   Administrative
    expenses (note 4a)......       (45)            --
   Transfers (to) from
    the Guarantee Account...    30,758          4,648
   Transfers (to) from
    other subaccounts.......    13,732         27,453
                               -------         ------
    Increase (decrease)
     in net assets from
     capital transactions...   158,035         29,899
                               -------         ------
Increase (decrease) in
 net assets.................   170,425         31,757
Net assets at beginning
 of year....................    31,757             --
                               -------         ------
Net assets at end of year...   202,182         31,757
                               =======         ======
Change in units (note 5):
 Units purchased............    16,883          2,716
 Units redeemed.............    (4,236)          (187)
                               -------         ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    12,647          2,529
                               =======         ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                       Janus Aspen Series
                             ---------------------------------------------------------------------------------------
                                                                          Capital Appreciation  Capital Appreciation
                             Balanced Portfolio --  Balanced Portfolio --     Portfolio --        Portfolio --
                              Institutional Shares     Service Shares     Institutional Shares   Service Shares
                             ---------------------  --------------------  --------------------  -------------------
                                   Year ended            Year ended            Year ended          Year ended
                                  December 31,          December 31,          December 31,        December 31,
                             ---------------------  --------------------  --------------------  -------------------
                                2004        2003       2004       2003       2004       2003      2004       2003
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   39,497     39,659     36,172     12,598    (41,060)   (30,258)  (5,790)    (2,662)
 Net realized gain
   (loss) on investments....    (46,329)  (132,519)    49,182      7,431   (108,183)  (277,228)   3,625      4,195
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    337,477    681,555    251,307    448,895    705,506    873,675   66,135     36,677
 Capital gain
   distribution.............         --         --         --         --         --         --       --         --
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     operations.............    330,645    588,695    336,661    468,924    556,263    566,189   63,970     38,210
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
From capital
 transactions:
 Net premiums...............     24,936     58,655    631,628    772,330     16,028      4,604  122,325     40,172
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (22,557)   (45,777)   (60,941)  (136,913)   (19,104)   (24,603)      --    (11,209)
   Surrenders...............   (480,159)  (256,257)  (323,535)  (160,897)  (170,225)  (157,888)  (8,863)   (10,353)
   Administrative
    expenses (note 4a)......     (3,194)    (3,547)    (1,865)    (1,159)    (2,592)    (3,010)     (99)       (47)
   Transfers (to) from
    the Guarantee Account...      2,793   (136,107)   304,620    368,732        300    (21,566)  59,130     14,794
   Transfers (to) from
    other subaccounts.......    (74,130)  (166,647)    12,255    375,703    (16,907)   (87,145)  31,783     (3,516)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (552,311)  (549,680)   562,162  1,217,796   (192,500)  (289,608) 204,276     29,841
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Increase (decrease) in
 net assets.................   (221,666)    39,015    898,823  1,686,720    363,763    276,581  268,246     68,051
Net assets at beginning
 of year....................  5,137,294  5,098,279  4,768,522  3,081,802  3,472,563  3,195,982  235,398    167,347
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
Net assets at end of year... $4,915,628  5,137,294  5,667,345  4,768,522  3,836,326  3,472,563  503,644    235,398
                             ==========  =========  =========  =========  =========  =========   =======   =======
Change in units (note 5):
 Units purchased............     18,735      4,820    129,102    162,323     12,042        449   27,918      7,410
 Units redeemed.............    (60,136)   (49,977)   (75,022)   (32,029)   (27,592)   (28,650)  (4,532)    (3,404)
                             ----------  ---------  ---------  ---------  ---------  ---------   -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (41,401)   (45,157)    54,080    130,294    (15,550)   (28,201)  23,386      4,006
                             ==========  =========  =========  =========  =========  =========   =======   =======

                             --------------------
                              Flexible Income
                               Portfolio --
                             Institutional Shares
                             -------------------
                                Year ended
                               December 31,
                             -------------------
                               2004       2003
                              -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  17,370     13,535
 Net realized gain
   (loss) on investments....   1,503      4,254
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. (12,121)       660
 Capital gain
   distribution.............   3,161         --
                              -------   -------
    Increase (decrease)
     in net assets from
     operations.............   9,913     18,449
                              -------   -------
From capital
 transactions:
 Net premiums...............      --         --
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........      --         --
   Surrenders............... (25,980)   (90,597)
   Administrative
    expenses (note 4a)......    (173)      (198)
   Transfers (to) from
    the Guarantee Account... (13,949)    (2,156)
   Transfers (to) from
    other subaccounts.......   1,055     68,839
                              -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (39,047)   (24,112)
                              -------   -------
Increase (decrease) in
 net assets................. (29,134)    (5,663)
Net assets at beginning
 of year.................... 420,629    426,292
                              -------   -------
Net assets at end of year... 391,495    420,629
                              =======   =======
Change in units (note 5):
 Units purchased............     509      5,853
 Units redeemed.............  (3,491)    (7,894)
                              -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (2,982)    (2,041)
                              =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Janus Aspen Series (continued)
                             --------------------------------------------------------------------------------
                             Global Life Sciences Global Technology
                                Portfolio --        Portfolio --     Growth Portfolio --  Growth Portfolio --
                               Service Shares      Service Shares   Institutional Shares   Service Shares
                             -------------------  ---------------   --------------------  ------------------
                                 Year ended          Year ended          Year ended          Year ended
                                December 31,        December 31,        December 31,        December 31,
                             -------------------  ---------------   --------------------  ------------------
                               2004       2003     2004      2003      2004       2003      2004      2003
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (2,627)   (2,179)  (1,278)   (1,273)   (27,444)   (26,699)  (5,463)   (4,444)
 Net realized gain
   (loss) on investments....    4,916    (2,774)      93    12,956   (152,759)  (341,311)   3,008      (425)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   17,338    35,299      487    20,265    236,516    903,809   11,115    84,446
 Capital gain
   distribution.............       --        --       --        --         --         --       --        --
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............   19,627    30,346     (698)   31,948     56,313    535,799    8,660    79,577
                             --------   -------   ------   -------  ---------  ---------  -------   -------
From capital
 transactions:
 Net premiums...............      521    24,394      390     5,608      3,222      9,465      130    51,243
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........       --    (4,834)      --   (38,434)   (12,050)      (443)      --    (4,520)
   Surrenders...............   (9,457)   (8,381)  (7,939)   (2,703)  (133,381)  (202,100) (17,651)   (4,073)
   Administrative
    expenses (note 4a)......      (31)      (32)     (31)      (25)    (1,511)    (1,704)     (80)      (53)
   Transfers (to) from
    the Guarantee Account...      133    20,988   10,667     3,708    (14,604)   (27,553)  (1,558)   24,543
   Transfers (to) from
    other subaccounts.......  (24,661)   13,168    2,341     2,097     (6,583)     1,848    2,056    22,443
                             --------   -------   ------   -------  ---------  ---------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (33,495)   45,303    5,428   (29,749)  (164,907)  (220,487) (17,103)   89,583
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Increase (decrease) in
 net assets.................  (13,868)   75,649    4,730     2,199   (108,594)   315,312   (8,443)  169,160
Net assets at beginning
 of year....................  171,592    95,943   78,585    76,386  2,233,124  1,917,812  369,586   200,426
                             --------   -------   ------   -------  ---------  ---------  -------   -------
Net assets at end of year... $157,724   171,592   83,315    78,585  2,124,530  2,233,124  361,143   369,586
                             ========   =======   ======   =======  =========  =========  =======   =======
Change in units (note 5):
 Units purchased............      315     7,611    1,960     1,559     13,469      1,419      622    14,717
 Units redeemed.............   (3,875)   (1,723)  (1,611)   (5,444)   (31,758)   (29,175)  (2,651)   (1,293)
                             --------   -------   ------   -------  ---------  ---------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (3,560)    5,888      349    (3,885)   (18,289)   (27,756)  (2,029)   13,424
                             ========   =======   ======   =======  =========  =========  =======   =======

                             --------------------
                             International Growth
                                 Portfolio --
                             Institutional Shares
                             --------------------
                                  Year ended
                                 December 31,
                             --------------------
                                2004       2003
                             ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (6,811)    (1,956)
 Net realized gain
   (loss) on investments....   (54,196)  (123,815)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   280,240    463,949
 Capital gain
   distribution.............        --         --
                             ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   219,233    338,178
                             ---------  ---------
From capital
 transactions:
 Net premiums...............     2,525      2,740
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........    (5,931)   (18,418)
   Surrenders...............   (51,541)   (43,849)
   Administrative
    expenses (note 4a)......    (1,184)    (1,195)
   Transfers (to) from
    the Guarantee Account...    (6,589)     8,417
   Transfers (to) from
    other subaccounts.......    (7,044)    (8,380)
                             ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (69,764)   (60,685)
                             ---------  ---------
Increase (decrease) in
 net assets.................   149,469    277,493
Net assets at beginning
 of year.................... 1,339,700  1,062,207
                             ---------  ---------
Net assets at end of year... 1,489,169  1,339,700
                             =========  =========
Change in units (note 5):
 Units purchased............     4,543      1,192
 Units redeemed.............   (11,439)    (8,362)
                             ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (6,896)    (7,170)
                             =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                               Janus Aspen Series (continued)
                             -----------------------------------------------------------------------------------
                                International           Mid Cap             Mid Cap              Worldwide
                             Growth Portfolio --  Growth Portfolio --  Growth Portfolio --  Growth Portfolio --
                                Service Shares    Institutional Shares   Service Shares     Institutional Shares
                             ------------------  --------------------  ------------------  --------------------
                                 Year ended           Year ended          Year ended            Year ended
                                December 31,         December 31,        December 31,          December 31,
                             ------------------  --------------------  ------------------  --------------------
                               2004      2003       2004       2003      2004      2003       2004       2003
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (4,550)   (1,587)   (43,103)   (36,643)  (4,874)   (3,340)     (7,859)    (5,767)
 Net realized gain
   (loss) on investments....   56,172    12,464   (386,179)  (585,168)   9,809       488    (110,002)  (387,089)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   69,828    89,259    974,657  1,377,342   51,206    66,525     182,203    765,761
 Capital gain
   distribution.............       --        --         --         --       --        --          --         --
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............  121,450   100,136    545,375    755,531   56,141    63,673      64,342    372,905
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
From capital
 transactions:
 Net premiums...............  201,788   347,304     10,030     37,016    6,850    47,365      12,351     28,138
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........   (8,115) (114,675)   (53,752)   (17,839)  (1,862)       --      (7,535)       537
   Surrenders...............  (31,291)   (3,720)  (209,662)   (75,011)  (4,222)   (8,489)    (82,294)  (119,719)
   Administrative
    expenses (note 4a)......     (140)      (39)    (2,706)    (3,119)     (45)      (63)     (1,496)    (1,732)
   Transfers (to) from
    the Guarantee Account...   71,943    92,741       (573)     8,510   11,635    22,457         940    (49,296)
   Transfers (to) from
    other subaccounts.......  (70,708)    3,933    (45,592)   (20,613)  60,683   (29,256)    (16,507)  (112,676)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  163,477   325,544   (302,255)   (71,056)  73,039    32,014     (94,541)  (254,748)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Increase (decrease) in
 net assets.................  284,927   425,680    243,120    684,475  129,180    95,687     (30,199)   118,157
Net assets at beginning
 of year....................  540,879   115,199  3,041,133  2,356,658  266,005   170,318   2,060,500  1,942,343
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
Net assets at end of year... $825,806   540,879  3,284,253  3,041,133  395,185   266,005   2,030,301  2,060,500
                             ========  ========  =========  =========  =======   =======   =========  =========
Change in units (note 5):
 Units purchased............   75,801    57,042      6,299      7,809   40,619    11,408       8,728      3,998
 Units redeemed.............  (56,539)  (15,237)   (35,339)   (17,966) (31,961)   (6,178)    (19,155)   (38,177)
                             --------  --------  ---------  ---------  -------   -------   ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   19,262    41,805    (29,040)   (10,157)   8,658     5,230     (10,427)   (34,179)
                             ========  ========  =========  =========  =======   =======   =========  =========

                             -------------------
                                 Worldwide
                             Growth Portfolio --
                               Service Shares
                             ------------------
                                Year ended
                               December 31,
                             ------------------
                               2004      2003
                             -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (4,742)   (4,210)
 Net realized gain
   (loss) on investments....   9,112    (3,321)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,362   144,258
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............  16,732   136,727
                             -------   -------
From capital
 transactions:
 Net premiums...............   1,557    84,445
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York.................
   Death benefits...........      --        --
   Surrenders............... (68,795)  (17,746)
   Administrative
    expenses (note 4a)......    (105)     (113)
   Transfers (to) from
    the Guarantee Account...   6,085    40,058
   Transfers (to) from
    other subaccounts....... (21,521)    5,172
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (82,779)  111,816
                             -------   -------
Increase (decrease) in
 net assets................. (66,047)  248,543
Net assets at beginning
 of year.................... 740,978   492,435
                             -------   -------
Net assets at end of year... 674,931   740,978
                             =======   =======
Change in units (note 5):
 Units purchased............   4,811    19,725
 Units redeemed............. (14,835)   (2,716)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners.......... (10,024)   17,009
                             =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                             J.P. Morgan Series Trust II
                             ------------------------------------------------------------------------------------------
                                                                                                         U.S. Large Cap
                                                   International         Mid Cap        Small Company     Core Equity
                                Bond Portfolio    Equity Portfolio   Value Portfolio      Portfolio        Portfolio
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                  Year ended         Year ended        Year ended         Year ended       Year ended
                                 December 31,       December 31,      December 31,       December 31,     December 31,
                             -------------------  ---------------  ------------------  ---------------  ---------------
                                2004       2003     2004    2003      2004      2003     2004    2003     2004    2003
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   12,617     (949)    (477)   (136)   (14,555)  (5,346)  (3,243)   (518)    (996)   (117)
 Net realized gain
   (loss) on investments....     (1,133)    (282)     104     386     34,219   11,541    4,170     200      238      95
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     10,985    4,527    8,512   3,304    256,713  122,907   57,645  11,953   10,747   2,773
 Capital gain
   distribution.............      4,917      244       --      --      1,416       --       --      --       --      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............     27,386    3,540    8,139   3,554    277,793  129,102   58,572  11,635    9,989   2,751
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
From capital
 transactions:
 Net premiums...............    562,586  281,228   47,235  21,457    805,200  630,155  147,582  56,143   83,574  52,395
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --       --       --      --         --       --       --      --       --      --
   Surrenders...............    (27,557)  (2,614)     (56)     --    (25,333)  (1,913)  (7,331)     --   (2,974)   (917)
   Administrative
    expenses (note 4a)......       (127)      --       (5)     --       (182)      --      (46)     --      (34)     --
   Transfers (to) from
    the Guarantee Account...    375,836   48,084   24,476     (29)   224,098   83,729   60,665  29,533   23,541     (65)
   Transfers (to) from
    other subaccounts.......      1,577      832   (1,688)   (279)    68,207     (905)   1,061    (925)   1,165      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...    912,315  327,530   69,962  21,149  1,071,990  711,066  201,931  84,751  105,272  51,413
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Increase (decrease) in
 net assets.................    939,701  331,070   78,101  24,703  1,349,783  840,168  260,503  96,386  115,261  54,164
Net assets at beginning
 of year....................    331,070       --   24,703      --    841,712    1,544   96,386      --   54,164      --
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
Net assets at end of year... $1,270,771  331,070  102,804  24,703  2,191,495  841,712  356,889  96,386  169,425  54,164
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======
Change in units (note 5):
 Units purchased............    101,224   32,075    4,971   1,948     93,178   65,041   17,397   7,577   15,092   4,452
 Units redeemed.............    (13,952)    (254)     (21)    (25)   (16,166)    (257)  (2,708)    (82)  (6,749)    (78)
                             ----------  -------  -------  ------  ---------  -------  -------  ------  -------  ------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....     87,272   31,821    4,950   1,923     77,012   64,784   14,689   7,495    8,343   4,374
                             ==========  =======  =======  ======  =========  =======  =======  ======  =======  ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                Merrill Lynch Variable Series Fund, Inc.
                             ---------------------------------------------
                                Merrill    Merrill Lynch   Merrill Lynch
                              Lynch Basic    Large Cap         Value
                              Value V.I.    Growth V.I.  Opportunities V.I.
                             Fund -- Class Fund -- Class   Fund -- Class
                              III Shares    III Shares       III Shares
                             ------------- ------------- ------------------

                               Period from April 30, 2004 to December 31,
                             ---------------------------------------------
                                 2004          2004             2004
                             ------------- ------------- ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $   528          (83)           5,184
 Net realized gain
   (loss) on investments....       (225)           7              586
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      5,216        2,856          (16,022)
 Capital gain
   distribution.............        130           --           14,329
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     operations.............      5,649        2,780            4,077
                                -------       ------          -------
From capital
 transactions:
 Net premiums...............     79,992        8,886           69,924
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --           --               --
   Surrenders...............         --           --               --
   Administrative
    expenses (note 4a)......         --           --               --
   Transfers (to) from
    the Guarantee Account...        570       17,872              507
   Transfers (to) from
    other subaccounts.......        103          942             (497)
                                -------       ------          -------
    Increase (decrease)
     in net assets from
     capital transactions...     80,665       27,700           69,934
                                -------       ------          -------
Increase (decrease) in
 net assets.................     86,314       30,480           74,011
Net assets at beginning
 of year....................         --           --               --
                                -------       ------          -------
Net assets at end of year...    $86,314       30,480           74,011
                                =======       ======          =======
Change in units (note 5):
 Units purchased............     10,412        2,808            7,518
 Units redeemed.............     (2,472)          --             (918)
                                -------       ------          -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....      7,940        2,808            6,600
                                =======       ======          =======

                                             MFS(R) Variable Insurance Trust
                             --------------------------------------------------------------

                               MFS(R) Investors      MFS(R) Investors        MFS(R) New
                                 Growth Stock         Trust Series --    Discovery Series --
                               Series -- Service          Service              Service
                                 Class Shares          Class Shares         Class Shares
                             --------------------  --------------------  ------------------
                                  Year ended            Year ended           Year ended
                                 December 31,          December 31,         December 31,
                             --------------------  --------------------  ------------------
                                2004       2003       2004       2003       2004      2003
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (26,207)   (15,661)   (22,068)    (8,648)   (13,348)  (6,036)
 Net realized gain
   (loss) on investments....    28,143      2,245     21,920      3,785      9,668   23,605
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   139,073    199,243    216,248    175,993     46,706  103,370
 Capital gain
   distribution.............        --         --         --         --         --       --
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............   141,009    185,827    216,100    171,130     43,026  120,939
                             ---------  ---------  ---------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...............   403,542    326,005    457,569    443,487    238,143  374,058
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........   (33,873)   (98,222)   (21,659)  (231,735)        --  (85,751)
   Surrenders...............   (44,760)   (26,815)   (92,410)   (22,821)   (74,823)  (5,386)
   Administrative
    expenses (note 4a)......      (293)      (121)      (531)      (172)      (268)     (53)
   Transfers (to) from
    the Guarantee Account...   155,494    196,297    714,075    313,251     98,880  132,490
   Transfers (to) from
    other subaccounts.......    86,682     44,842    182,140     65,960    (23,840)  51,329
                             ---------  ---------  ---------  ---------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   566,792    441,986  1,239,184    567,970    238,092  466,687
                             ---------  ---------  ---------  ---------  ---------  -------
Increase (decrease) in
 net assets.................   707,801    627,813  1,455,284    739,100    281,118  587,626
Net assets at beginning
 of year.................... 1,368,985    741,172  1,224,910    485,810    718,884  131,258
                             ---------  ---------  ---------  ---------  ---------  -------
Net assets at end of year... 2,076,786  1,368,985  2,680,194  1,224,910  1,000,002  718,884
                             =========  =========  =========  =========  =========  =======
Change in units (note 5):
 Units purchased............   118,344     74,130    176,562    102,632     48,918   70,960
 Units redeemed.............   (49,367)   (16,411)   (39,969)   (31,836)   (20,618) (11,616)
                             ---------  ---------  ---------  ---------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions
   with contract owners.....    68,977     57,719    136,593     70,796     28,300   59,344
                             =========  =========  =========  =========  =========  =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                       MFS(R) Variable Insurance Trust (continued)
                             -------------------------------------------------------------------
                                                              MFS(R) Total
                                                            Return Series --   MFS(R) Utilities
                              MFS(R) Strategic Income         Service Class    Series -- Service
                             Series -- Service Class Shares      Shares          Class Shares
                             -----------------------------  ----------------  ------------------
                                             Period from
                                                May 1,
                              Year ended       2003 to         Year ended         Year ended
                             December 31,    December 31,     December 31,       December 31,
                             ------------    ------------   ----------------  ------------------
                                 2004            2003         2004     2003      2004      2003
                             ------------    ------------   -------  -------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $  3,815           (194)      (2,401)    (667)    (3,740)   2,449
 Net realized gain
   (loss) on investments....       (670)            89        3,038      324     39,633    2,080
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      8,475          1,831       49,460   12,569    214,126  133,387
 Capital gain
   distribution.............         --             --           --       --         --       --
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     operations.............     11,620          1,726       50,097   12,226    250,019  137,916
                               --------         ------      -------  -------  ---------  -------
From capital
 transactions:
 Net premiums...............     73,521         54,776      337,580  181,671    278,583  115,472
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --             --           --       --     (6,584)     415
   Surrenders...............     (1,728)           (39)      (7,867)  (1,782)   (31,584) (22,653)
   Administrative
    expenses (note 4a)......        (31)            --          (21)      --       (266)    (119)
   Transfers (to) from
    the Guarantee Account...     58,890         33,496       90,354    9,408     55,113   28,010
   Transfers (to) from
    other subaccounts.......      3,559              9       (6,424)   1,347    106,116    3,957
                               --------         ------      -------  -------  ---------  -------
    Increase (decrease)
     in net assets from
     capital transactions...    134,211         88,242      413,622  190,644    401,378  125,082
                               --------         ------      -------  -------  ---------  -------
Increase (decrease) in
 net assets.................    145,831         89,968      463,719  202,870    651,397  262,998
Net assets at beginning
 of year....................     89,968             --      204,392    1,522    602,615  339,617
                               --------         ------      -------  -------  ---------  -------
Net assets at end of year...   $235,799         89,968      668,111  204,392  1,254,012  602,615
                               ========         ======      =======  =======  =========  =======
Change in units (note 5):
 Units purchased............     13,738          8,086       43,376   17,859     57,011   19,805
 Units redeemed.............     (1,820)            (4)      (7,815)    (165)   (20,278)  (3,058)
                               --------         ------      -------  -------  ---------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     11,918          8,082       35,561   17,694     36,733   16,747
                               ========         ======      =======  =======  =========  =======

                                       Nations Separate Account Trust
                             ----------------------------------------------------

                                                            Nations Marsico
                              Nations Marsico Growth   International Opportunities
                                     Portfolio                 Portfolio
                             ------------------------  --------------------------
                                          Period from                Period from
                                             May 1,                     May 1,
                              Year ended    2003 to     Year ended     2003 to
                             December 31, December 31, December 31,  December 31,
                             ------------ ------------ ------------  ------------
                                 2004         2003         2004          2003
                             ------------ ------------ ------------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (17,951)     (1,942)      (12,946)      (2,042)
 Net realized gain
   (loss) on investments....      6,038       2,645        17,779        5,999
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    192,671      24,750       223,531       57,799
 Capital gain
   distribution.............         --          --         3,394           --
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     operations.............    180,758      25,453       231,758       61,756
                              ---------     -------     ---------      -------
From capital
 transactions:
 Net premiums...............    757,489     402,548       798,109      417,962
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........         --          --            --           --
   Surrenders...............    (42,605)     (5,081)      (38,731)      (4,378)
   Administrative
    expenses (note 4a)......       (126)         --           (94)          --
   Transfers (to) from
    the Guarantee Account...    144,500      13,929       137,491       10,758
   Transfers (to) from
    other subaccounts.......    177,342     168,208       373,566      241,744
                              ---------     -------     ---------      -------
    Increase (decrease)
     in net assets from
     capital transactions...  1,036,600     579,604     1,270,341      666,086
                              ---------     -------     ---------      -------
Increase (decrease) in
 net assets.................  1,217,358     605,057     1,502,099      727,842
Net assets at beginning
 of year....................    605,057          --       727,842           --
                              ---------     -------     ---------      -------
Net assets at end of year...  1,822,415     605,057     2,229,941      727,842
                              =========     =======     =========      =======
Change in units (note 5):
 Units purchased............     97,518      49,402       112,012       54,731
 Units redeemed.............    (11,349)       (429)      (19,248)        (358)
                              ---------     -------     ---------      -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     86,169      48,973        92,764       54,373
                              =========     =======     =========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                              Oppenheimer Variable Account Funds
                             ---------------------------------------------------------------------------------------------------
                                                                                               Oppenheimer
                                                                                                 Balanced
                                 Oppenheimer       Oppenheimer Aggressive      Oppenheimer      Fund/VA --
                              Aggressive Growth   Growth Fund/VA -- Service      Balanced         Service     Oppenheimer Bond
                                   Fund/VA                 Shares                Fund/VA          Shares           Fund/VA
                             -------------------  ------------------------  -----------------  ------------ --------------------
                                                               Period from                     Period from
                                                                  May 1,                        April 30,
                                  Year ended       Year ended    2003 to        Year ended       2004 to         Year ended
                                 December 31,     December 31, December 31,    December 31,    December 31,     December 31,
                             -------------------  ------------ ------------ -----------------  ------------ --------------------
                                2004      2003        2004         2003       2004     2003        2004        2004       2003
                             ---------  --------  ------------ ------------ -------  --------  ------------ ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ (12,829)  (11,229)    (2,291)        (747)    (3,156)   14,604       (828)      65,234    109,478
 Net realized gain
   (loss) on investments....  (107,777) (138,072)      (676)       9,590      3,185   (27,561)       789        7,564      3,711
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   271,376   318,808     27,960       (7,900)    72,096   191,276     12,901        3,840      7,733
 Capital gain
   distribution.............        --        --         --           --         --        --         --           --         --
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   150,770   169,507     24,993          943     72,125   178,319     12,862       76,638    120,922
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
From capital
 transactions:
 Net premiums...............    25,753    11,242     59,501       72,202        280       504    116,065           --      4,500
 Transfers (to) from the
   general account of GE
   Capital Life
   Assurance Company of
   New York
   Death benefits...........        68        --         --           --        160    (1,135)        --       (1,495)        --
   Surrenders...............   (89,047)  (60,047)    (4,444)     (54,267)   (48,660)  (31,344)        --     (133,400)  (376,392)
   Administrative
    expenses (note 4a)......    (1,001)   (1,119)       (48)          --       (513)     (600)        --       (1,524)    (1,637)
   Transfers (to) from
    the Guarantee Account...   (26,446)    7,580     18,708        3,700      8,009   (41,632)    74,102      (37,317)   (27,096)
   Transfers (to) from
    other subaccounts.......    19,964    39,339      1,905       68,616      7,132  (147,907)    28,759      (52,211)  (185,686)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...   (70,709)   (3,005)    75,622       90,251    (33,592) (222,114)   218,926     (225,947)  (586,311)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Increase (decrease) in
 net assets.................    80,061   166,502    100,615       91,194     38,533   (43,795)   231,788     (149,309)  (465,389)
Net assets at beginning
 of year....................   886,728   720,226     91,194           --    864,426   908,221         --    2,071,944  2,537,333
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
Net assets at end of year... $ 966,789   886,728    191,809       91,194    902,959   864,426    231,788    1,922,635  2,071,944
                             =========  ========    =======      =======    =======  ========    =======    =========  =========
Change in units (note 5):
 Units purchased............     5,800     9,843      7,447       12,222      2,868        46     23,505        8,958        369
 Units redeemed.............   (13,152)  (10,348)    (1,200)      (4,618)    (5,447)  (20,275)    (2,323)     (26,825)   (48,517)
                             ---------  --------    -------      -------    -------  --------    -------    ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (7,352)     (505)     6,247        7,604     (2,579)  (20,229)    21,182      (17,867)   (48,148)
                             =========  ========    =======      =======    =======  ========    =======    =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                                         Oppenheimer Variable Account Funds (continued)
                             ------------------------------------------------------------------------------------------
                                                                               Oppenheimer Global
                                                       Oppenheimer Capital         Securities
                              Oppenheimer Capital    Appreciation Fund/VA --   Fund/VA -- Service    Oppenheimer High
                              Appreciation Fund/VA        Service Shares             Shares           Income Fund/VA
                             ---------------------  ------------------------  --------------------  ------------------
                                                                 Period from
                                                                    May 1,
                                   Year ended        Year ended    2003 to         Year ended           Year ended
                                  December 31,      December 31, December 31,     December 31,         December 31,
                             ---------------------  ------------ ------------ --------------------  ------------------
                                2004        2003        2004         2003        2004       2003      2004      2003
                             ----------  ---------  ------------ ------------ ---------  ---------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $   15,272)   (12,208)    (34,574)     (3,009)     (14,221)   (12,518)   32,689    42,770
 Net realized gain
  (loss) on investments.....    (78,149)   (98,380)     13,950       2,652       68,088     10,303    (3,291)  (33,140)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    151,919    417,773     212,854      73,778      399,523    441,998    12,826   130,048
 Capital gain
  distribution..............         --         --          --          --           --         --        --        --
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............     58,498    307,185     192,230      73,421      453,390    439,783    42,224   139,678
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
From capital
 transactions:
 Net premiums...............        334     29,515   1,182,087     780,020      662,749    609,930     1,305     8,453
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............     (7,056)   (47,169)    (10,445)         --       (6,174)   (15,567)   (3,424)       --
  Surrenders................   (355,215)   (78,198)    (88,109)     (1,221)     (83,267)   (33,858)  (39,101)  (35,887)
  Administrative
    expenses (note 4a)......     (1,351)    (1,436)       (386)        (10)        (732)      (282)     (403)     (474)
  Transfers (to) from
    the Guarantee Account...     80,484     78,800   1,309,411     119,769      378,277    143,488   (35,603)   (3,813)
  Transfers (to) from
    other subaccounts.......     23,977    124,523     334,935         (63)      54,414     89,204   (28,225) (171,015)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...   (258,827)   106,035   2,727,493     898,495    1,005,267    792,915  (105,451) (202,736)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Increase (decrease) in
 net assets.................   (200,329)   413,220   2,919,723     971,916    1,458,657  1,232,698   (63,227)  (63,058)
Net assets at beginning
 of year....................  1,454,197  1,040,977     971,916          --    1,914,556    681,858   668,528   731,586
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
Net assets at end of year... $1,253,868  1,454,197   3,891,639     971,916    3,373,213  1,914,556   605,301   668,528
                             ==========  =========   =========     =======    =========  =========  ========  ========
Change in units (note 5):
 Units purchased............     25,424     21,021     239,236      76,380      129,747     97,905     3,068       864
 Units redeemed.............    (48,425)   (11,447)    (21,697)       (110)     (35,554)    (5,787)  (12,723)  (21,583)
                             ----------  ---------   ---------     -------    ---------  ---------  --------  --------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (23,001)     9,574     217,539      76,270       94,193     92,118    (9,655)  (20,719)
                             ==========  =========   =========     =======    =========  =========  ========  ========

                             -------------------------------------------
                                                     Oppenheimer Main
                               Oppenheimer Main      Street Small Cap
                               Street Fund/VA --    Fund/VA -- Service
                                 Service Shares           Shares
                             --------------------  --------------------


                                  Year ended            Year ended
                                 December 31,          December 31,
                             --------------------  --------------------
                                2004       2003       2004       2003
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (64,409)   (36,665)   (31,883)    (6,610)
 Net realized gain
  (loss) on investments.....   142,048     (2,505)    31,810     15,211
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   420,295  1,064,914    402,160    164,450
 Capital gain
  distribution..............        --         --         --         --
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............   497,934  1,025,744    402,087    173,051
                             ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums............... 1,494,748  1,549,153    934,220    796,161
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (97,100)   (48,040)        --         --
  Surrenders................  (397,189)  (185,322)   (44,665)    (4,228)
  Administrative
    expenses (note 4a)......    (1,778)      (784)      (301)        --
  Transfers (to) from
    the Guarantee Account...   517,229    467,657    352,229    170,413
  Transfers (to) from
    other subaccounts.......  (204,107)  (163,510)    79,932     98,076
                             ---------  ---------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions... 1,311,803  1,619,154  1,321,415  1,060,422
                             ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets................. 1,809,737  2,644,898  1,723,502  1,233,473
Net assets at beginning
 of year.................... 5,836,914  3,192,016  1,234,981      1,508
                             ---------  ---------  ---------  ---------
Net assets at end of year... 7,646,651  5,836,914  2,958,483  1,234,981
                             =========  =========  =========  =========
Change in units (note 5):
 Units purchased............   282,297    242,329    113,799     92,498
 Units redeemed.............  (148,962)   (47,667)   (15,867)      (368)
                             ---------  ---------  ---------  ---------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   133,335    194,662     97,932     92,130
                             =========  =========  =========  =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                PBHG Insurance Series Fund, Inc.
                             --------------------------------------  -----------------
                                                                       Foreign Bond
                                                                         Portfolio
                                                                       (U.S. Dollar
                                                                        Hedged) --
                                PBHG Growth II      PBHG Large Cap    Administrative
                                  Portfolio        Growth Portfolio    Class Shares
                             -------------------  -----------------  ----------------
                                  Year ended          Year ended        Year ended
                                 December 31,        December 31,      December 31,
                             -------------------  -----------------  ----------------
                                2004      2003      2004     2003      2004     2003
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)................. $  (4,171)   (4,665)  (9,753)   (8,911)   2,049    1,610
 Net realized gain
  (loss) on investments.....  (103,440) (165,631) (49,295) (107,897)     505      414
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   123,521   240,780  107,379   278,180      259   (1,537)
 Capital gain
  distribution..............        --        --       --        --    1,325       --
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     operations.............    15,910    70,484   48,331   161,372    4,138      487
                             ---------  --------  -------  --------  -------  -------
From capital
 transactions:
 Net premiums...............        25       562       38        --    9,275      570
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (45,354)       --       --        --       --       --
  Surrenders................   (19,958)  (45,958) (34,488)  (27,350)  (7,759)  (3,880)
  Administrative
    expenses (note 4a)......      (433)     (727)    (580)     (614)     (29)     (28)
  Transfers (to) from
    the Guarantee Account...     1,635   (14,423)  (4,243)   (1,422)  24,457    4,997
  Transfers (to) from
    other subaccounts.......     2,895   (13,715) (19,485)  (31,958) (70,060)   4,966
                             ---------  --------  -------  --------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions...   (61,190)  (74,261) (58,758)  (61,344) (44,116)   6,625
                             ---------  --------  -------  --------  -------  -------
Increase (decrease) in
 net assets.................   (45,280)   (3,777) (10,427)  100,028  (39,978)   7,112
Net assets at beginning
 of year....................   338,618   342,395  713,507   613,479  177,609  170,497
                             ---------  --------  -------  --------  -------  -------
Net assets at end of year... $ 293,338   338,618  703,080   713,507  137,631  177,609
                             =========  ========  =======  ========  =======  =======
Change in units (note 5):
 Units purchased............     2,420        79    2,980        --    5,777      957
 Units redeemed.............    (9,745)  (10,567)  (8,460)   (7,478)  (9,990)    (369)
                             ---------  --------  -------  --------  -------  -------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    (7,325)  (10,488)  (5,480)   (7,478)  (4,213)     588
                             =========  ========  =======  ========  =======  =======

                                       PIMCO Variable Insurance Trust
                             ---------------------------------------------------------------------

                                                           Long-Term
                                                        U.S. Government         Total Return
                             High Yield Portfolio --     Portfolio --           Portfolio --
                                Administrative          Administrative         Administrative
                                 Class Shares            Class Shares           Class Shares
                             ----------------------  --------------------  ----------------------
                                  Year ended              Year ended             Year ended
                                 December 31,            December 31,           December 31,
                             ----------------------  --------------------  ----------------------
                                2004        2003        2004       2003       2004        2003
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   169,399      79,654     166,767    120,034     154,312     158,382
 Net realized gain
  (loss) on investments.....    20,047      22,361     (11,812)   (11,831)     60,109      42,139
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............    69,771     147,059      69,067    (43,310)     96,205      34,463
 Capital gain
  distribution..............        --          --     104,451     31,860     155,084      47,001
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   259,217     249,074     328,473     96,753     465,710     281,985
                             ---------   ---------   ---------  ---------  ----------  ----------
From capital
 transactions:
 Net premiums............... 1,363,673     986,786   1,559,217    838,141   5,801,664   2,756,062
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (35,554)    (74,240)    (23,903)  (189,250)   (144,078)   (129,468)
  Surrenders................  (166,174)    (49,373)   (436,242)  (252,576) (1,092,073)   (517,838)
  Administrative
    expenses (note 4a)......      (934)       (228)     (1,227)      (826)     (2,375)     (1,291)
  Transfers (to) from
    the Guarantee Account...   416,144     269,625     801,546    269,546   1,452,714     813,684
  Transfers (to) from
    other subaccounts.......  (288,866)     47,172    (539,476)    40,436     114,033     780,606
                             ---------   ---------   ---------  ---------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... 1,288,289   1,179,742   1,359,915    705,471   6,129,885   3,701,755
                             ---------   ---------   ---------  ---------  ----------  ----------
Increase (decrease) in
 net assets................. 1,547,506   1,428,816   1,688,388    802,224   6,595,595   3,983,740
Net assets at beginning
 of year.................... 2,327,539     898,723   5,270,900  4,468,676  11,611,917   7,628,177
                             ---------   ---------   ---------  ---------  ----------  ----------
Net assets at end of year... 3,875,045   2,327,539   6,959,288  5,270,900  18,207,512  11,611,917
                             =========   =========   =========  =========  ==========  ==========
Change in units (note 5):
 Units purchased............   190,463     116,427     236,411     94,939     775,184     387,579
 Units redeemed.............   (81,039)    (11,115)   (129,335)   (37,038)   (251,281)    (57,572)
                             ---------   ---------   ---------  ---------  ----------  ----------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........   109,424     105,312     107,076     57,901     523,903     330,007
                             =========   =========   =========  =========  ==========  ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 The Prudential Series Fund, Inc.      Rydex Variable Trust
                              --------------------------------------   -------------------
                              Jennison 20/20
                                  Focus
                              Portfolio --     Jennison Portfolio --
                                Class II          Class II Shares          OTC Fund
                              -------------  ------------------------  -------------------
                                                          Period from
                                                             May 1,
                               Year ended     Year ended    2003 to       Year ended
                              December 31,   December 31, December 31,   December 31,
                              -------------  ------------ ------------ -------------------
                                2004    2003     2004         2003       2004       2003
                              -------   ---- ------------ ------------  -------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (159)   --     (1,152)        (373)    (7,935)    (4,677)
   Net realized gain
     (loss) on
     investments.............      26    --        155          193     38,663      3,332
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,448    --      6,334        5,733     39,939    107,560
   Capital gain
     distribution............      --    --         --           --         --         --
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         operations..........   1,315    --      5,337        5,553     70,667    106,215
                              -------    --     ------       ------     -------   -------
From capital
  transactions:
   Net premiums..............  14,501    --     10,209       58,662     24,719     75,789
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........      --    --         --           --         --         --
     Surrenders..............      --    --         --         (195)   (51,585)   (21,659)
     Administrative
       expenses (note 4a)....      --    --         --           --        (94)       (67)
     Transfers (to) from
       the Guarantee
       Account...............     359    --       (211)          78     65,080     29,291
     Transfers (to) from
       other subaccounts.....    (545)   --         78           --    426,311     26,743
                              -------    --     ------       ------     -------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........  14,315    --     10,076       58,545    464,431    110,097
                              -------    --     ------       ------     -------   -------
Increase (decrease) in
  net assets.................  15,630    --     15,413       64,098    535,098    216,312
Net assets at beginning
  of year....................      --    --     64,098           --    422,479    206,167
                              -------    --     ------       ------     -------   -------
Net assets at end of year.... $15,630    --     79,511       64,098    957,577    422,479
                              =======    ==     ======       ======     =======   =======
Change in units (note 5):
   Units purchased...........   1,179    --        872        5,308    150,974     17,719
   Units redeemed............     (42)   --        (53)         (18)   (96,575)    (2,927)
                              -------    --     ------       ------     -------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........   1,137    --        819        5,290     54,399     14,792
                              =======    ==     ======       ======     =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                 Salomon Brothers Variable Series Funds Inc
                              ----------------------------------------------------------------------------------------
                                   Salomon Brothers       Salomon Brothers   Salomon Brothers     Salomon Brothers
                                   Variable All Cap       Variable Investors Variable Strategic    Variable Total
                                   Fund -- Class II        Fund -- Class I   Bond Fund -- Class I Return Fund -- Class I
                              --------------------------  ----------------   -------------------  ---------------------
                                            Period from
                               Year ended  May 1, 2003 to    Year ended         Year ended           Year ended
                              December 31,  December 31,    December 31,       December 31,         December 31,
                              ------------ -------------- ----------------   -------------------  ---------------------
                                  2004          2003        2004      2003     2004       2003      2004        2003
                              ------------ -------------- -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (2,441)         (89)         43       116    9,709     14,606       970         173
   Net realized gain
     (loss) on
     investments.............      2,514           14         619    (9,821)     751     17,870       197      (1,838)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     14,875        2,210      17,270    59,067     (238)    (4,148)    5,723      15,893
   Capital gain
     distribution............         --           --          --        --    5,050      7,992     2,214       1,404
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     14,948        2,135      17,932    49,362   15,272     36,320     9,104      15,632
                                --------       ------     -------   -------   -------   -------    -------     -------
From capital
  transactions:
   Net premiums..............    137,955       19,338          --        --       --         --     9,000          --
   Transfers (to) from
     the general account
     of GE Capital Life
     Assurance Company
     of New York
     Death benefits..........         --           --          --        --       --         --        --          --
     Surrenders..............    (20,581)          --     (11,661)  (20,517) (13,129)   (95,439)   (1,573)    (12,337)
     Administrative
       expenses (note 4a)....        (40)          --        (139)     (164)    (134)      (280)      (50)       (104)
     Transfers (to) from
       the Guarantee
       Account...............     64,233       16,875      (1,377)  (19,578) (11,768)    29,876       (16)    (30,282)
     Transfers (to) from
       other subaccounts.....     64,025           --       5,829    12,083  (53,953)   123,906     1,000       8,688
                                --------       ------     -------   -------   -------   -------    -------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions........    245,592       36,213      (7,348)  (28,176) (78,984)    58,063     8,361     (34,035)
                                --------       ------     -------   -------   -------   -------    -------     -------
Increase (decrease) in
  net assets.................    260,540       38,348      10,584    21,186  (63,712)    94,383    17,465     (18,403)
Net assets at beginning
  of year....................     38,348           --     204,612   183,426  363,968    269,585   121,309     139,712
                                --------       ------     -------   -------   -------   -------    -------     -------
Net assets at end of year....   $298,888       38,348     215,196   204,612  300,256    363,968   138,774     121,309
                                ========       ======     =======   =======   =======   =======    =======     =======
Change in units (note 5):
   Units purchased...........     23,588        2,967         893     1,322    1,016     12,478       878         880
   Units redeemed............     (3,690)          --      (1,518)   (4,426)  (6,888)    (7,757)     (145)     (4,325)
                                --------       ------     -------   -------   -------   -------    -------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners.........     19,898        2,967        (625)   (3,104)  (5,872)     4,721       733      (3,445)
                                ========       ======     =======   =======   =======   =======    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                                            Scudder Variable Series II
                             ----------------------------------------------------------------------------------------

                                Scudder Technology             SVS Dreman High                SVS Dreman Small
                                Growth Portfolio --      Return Equity Portfolio --        Cap Value Portfolio --
                                  Class B Shares               Class B Shares                  Class B Shares
                             ------------------------  ------------------------------  ------------------------------
                                          Period from
                                             May 1,                 Period from May 1,              Period from May 1,
                              Year ended    2003 to     Year ended       2003 to        Year ended       2003 to
                             December 31, December 31, December 31,    December 31,    December 31,    December 31,
                             ------------ ------------ ------------ ------------------ ------------ ------------------
                                 2004         2003         2004            2003            2004            2003
                             ------------ ------------ ------------ ------------------ ------------ ------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   $ (1,274)       (314)      (1,778)            (29)         (2,477)           (230)
 Net realized gain
  (loss) on investments.....      1,323       5,699       12,725           4,111           4,686            (213)
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............      5,782       2,697       35,042          43,522          47,530           7,012
 Capital gain
  distribution..............         --          --           --              --              --              --
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     operations.............      5,831       8,082       45,989          47,604          49,739           6,569
                               --------      ------      -------         -------         -------          ------
From capital
 transactions:
 Net premiums...............     13,853      42,155      114,966         208,109         154,669          43,392
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............         --          --           --              --              --              --
  Surrenders................     (5,762)         --       (7,345)           (926)         (2,867)             --
  Administrative
    expenses (note 4a)......         (6)         --          (28)             --             (45)             --
  Transfers (to) from
    the Guarantee Account...      4,140       6,046       32,214          21,741          67,482           1,427
  Transfers (to) from
    other subaccounts.......     38,967      (1,074)       3,792            (219)         26,490            (218)
                               --------      ------      -------         -------         -------          ------
    Increase (decrease)
     in net assets from
     capital transactions...     51,192      47,127      143,599         228,705         245,729          44,601
                               --------      ------      -------         -------         -------          ------
Increase (decrease) in
 net assets.................     57,023      55,209      189,588         276,309         295,468          51,170
Net assets at beginning
 of year....................     55,209          --      276,309              --          51,170              --
                               --------      ------      -------         -------         -------          ------
Net assets at end of year...   $112,232      55,209      465,897         276,309         346,638          51,170
                               ========      ======      =======         =======         =======          ======
Change in units (note 5):
 Units purchased............      5,168       3,776       20,936          22,316          19,272           3,836
 Units redeemed.............     (1,345)        (85)      (9,647)           (112)         (2,145)            (19)
                               --------      ------      -------         -------         -------          ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........      3,823       3,691       11,289          22,204          17,127           3,817
                               ========      ======      =======         =======         =======          ======

                               Van Kampen Life Investment Trust
                             -----------------------------------
                                                     Emerging
                                  Comstock            Growth
                                Portfolio --       Portfolio --
                               Class II Shares   Class II Shares
                             ------------------  ---------------


                                 Year ended         Year ended
                                December 31,       December 31,
                             ------------------  ---------------
                                2004      2003     2004    2003
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).................   (10,731)  (2,418)  (1,911)   (500)
 Net realized gain
  (loss) on investments.....    14,473    6,161    1,260   1,392
 Change in unrealized
  appreciation
  (depreciation) on
  investments...............   170,073   53,297    7,091   5,922
 Capital gain
  distribution..............        --       --       --      --
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     operations.............   173,815   57,040    6,440   6,814
                             ---------  -------  -------  ------
From capital
 transactions:
 Net premiums...............   675,033  376,479   39,945  38,784
 Transfers (to) from the
  general account of GE
  Capital Life Assurance
  Company of New York
  Death benefits............   (23,848) (21,105)      --      --
  Surrenders................   (40,300)  (2,006)  (2,115)   (401)
  Administrative
    expenses (note 4a)......      (296)      (4)     (52)     --
  Transfers (to) from
    the Guarantee Account...   266,029   41,868   29,264  27,414
  Transfers (to) from
    other subaccounts.......    84,585   24,900    1,475   9,830
                             ---------  -------  -------  ------
    Increase (decrease)
     in net assets from
     capital transactions...   961,203  420,132   68,517  75,627
                             ---------  -------  -------  ------
Increase (decrease) in
 net assets................. 1,135,018  477,172   74,957  82,441
Net assets at beginning
 of year....................   497,563   20,391   82,441      --
                             ---------  -------  -------  ------
Net assets at end of year... 1,632,581  497,563  157,398  82,441
                             =========  =======  =======  ======
Change in units (note 5):
 Units purchased............    99,979   48,043   10,546   9,702
 Units redeemed.............   (11,999)  (2,510)  (2,950)    (51)
                             ---------  -------  -------  ------
 Net increase (decrease)
  in units from capital
  transactions with
  contract owners...........    87,980   45,533    7,596   9,651
                             =========  =======  =======  ======

                See accompanying notes to financial statements

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Capital Life Separate Account II (the Account) is a separate investment account established on April 1, 1996 by GE Capital Life Assurance Company of New York (GE Capital Life) pursuant to the laws of the State of New York. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Capital Life uses the Account to support flexible premium variable deferred annuity contracts issued by GE Capital Life, as well as for other purposes permitted by law.

   Currently, there are multiple subaccounts of the Account available under the contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of a Fund.

   The assets of the Account belong to GE Capital Life. However, GE Capital Life may not charge the assets in the Account attributable to the policies with liabilities arising out of any other business, which GE Capital Life may conduct. The assets of the Account will, however, be available to cover the liabilities for GE Capital Life General Account to the extent that the asset of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business conducted.

   GE Capital Life registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following Portfolios were added to the Account:

Evergreen Variable Annuity Trust:                            Merrill Lynch Variable Series Fund, Inc.:
  Evergreen VA Omega Fund -- Class 2                           Merrill Lynch Basic Value V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund:                     Merrill Lynch Large Cap Growth V.I. Fund -- Class III
  VIP Asset Manager/SM/ Portfolio -- Service Class 2            Shares
  VIP Value Strategies Portfolio -- Service Class 2            Merrill Lynch Value Opportunities V.I. Fund -- Class III
                                                                Shares
                                                             Oppenheimer Variable Account Funds:
                                                               Oppenheimer Balanced Fund/VA -- Service Shares

   All designated portfolios described above are series type mutual funds.

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting new purchase payments from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II Shares and the AllianceBernstein Variable Products Series Fund Inc. -- AllianceBernstein International Value Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, the Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   During 2004, the following names were changed:

                     Formerly Known As                                           Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.:       AllianceBernstein Small Cap Growth Portfolio --  Class B
  Quasar Portfolio -- Class B
Fidelity Variable Insurance Products Fund:
  VIP II Asset Manager/SM/ Portfolio -- Initial Class        VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class            VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2          VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio --          VIP Dynamic Capital Appreciation Portfolio -- Service Class
    Service Class 2                                            2
  VIP III Growth & Income Portfolio -- Initial Class         VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2       VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class    VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2               VIP Mid Cap Portfolio -- Service Class 2
GE Investments Funds, Inc.:
  Mid-Cap Value Equity Fund                                  Mid-Cap Equity Fund
Greenwich Street Series Fund:
  Salomon Brothers Variable Emerging Growth Fund --  Class   Salomon Brothers Variable Aggressive Growth Fund --  Class
   II                                                          II
J.P. Morgan Series Trust II:
  International Opportunities Portfolio                      International Equity Portfolio
Oppenheimer Variable Account Funds:
  Oppenheimer Multiple Strategies Fund/VA                    Oppenheimer Balanced Fund/VA
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio -- Administrative Class Shares      Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                Administrative Class Shares

   As of December 31, 2004, the Evergreen Variable Annuity Trust-Evergreen VA Omega Fund - Class 2 and the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares portfolio funds were available, but not shown on the statement due to not having any activity.

   Effective November 14, 2003, Dreyfus -- Dreyfus Investment
Portfolios-Emerging Markets Portfolio -- Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated pursuant to a decision made by each respective portfolio's Board of Trustees.

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio
 -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA
 -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Funds Inc changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund -- Class I.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (b) Unit Class

   There are seven unit classes included in the Account. Type I units are sold under contract Form NY1066. Type II and Type III units are sold under contract form NY1155. Type IV and Type V units are also sold under contract form NY1155 and include an Enhanced Payment Rider contract form NY5136. Type VI units are sold under contract form number NY1157. Type VII units are sold under contract form number NY1162. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Capital Life. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Capital Life is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                  Cost of    Proceeds
                                                                   Shares      from
Fund/Portfolio                                                    Acquired  Shares Sold
--------------                                                   ---------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares............. $   42,824  $ 11,274
 AIM V.I. Basic Value Fund -- Series II shares..................  1,483,133   196,321
 AIM V.I. Blue Chip Fund -- Series I shares.....................    160,934    31,833
 AIM V.I. Capital Appreciation Fund -- Series I shares..........    143,236    33,109
 AIM V.I. Growth Fund -- Series I shares........................      9,876   102,739
 AIM V.I. International Growth Fund -- Series II shares.........     99,892        57
 AIM V.I. Premier Equity Fund -- Series I shares................     94,692   201,071
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares..............      1,012   192,294
 Alger American Small Capitalization Portfolio -- Class O Shares     71,274   152,674
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B.......  2,669,664   933,389
 AllianceBernstein International Value Portfolio -- Class B.....     32,139       126
 AllianceBernstein Premier Growth Portfolio -- Class B..........    539,709   209,532
 AllianceBernstein Small Cap Growth Portfolio -- Class B........      1,654    30,613
 AllianceBernstein Technology Portfolio -- Class B..............    179,877    74,057
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.............................     75,721    33,735
 VP International Fund -- Class I...............................     92,637     7,999
 VP Ultra Fund -- Class I.......................................    385,948    29,775
 VP Value Fund -- Class I.......................................    397,089    54,324

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares $    48,052 $   13,903
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     212,531     77,393
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............   1,181,656    432,767
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund.............................................   7,561,822  3,158,672
 VT Income Fund of Boston.................................................     674,456    826,512
 VT Worldwide Health Sciences Fund........................................     794,670    308,348
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.....................      26,744     25,090
 Federated Capital Income Fund II.........................................      45,602     42,404
 Federated High Income Bond Fund II -- Primary Shares.....................      45,708    109,066
 Federated High Income Bond Fund II -- Service Shares.....................   1,284,730    456,473
 Federated Kaufmann Fund II -- Service Shares.............................   1,442,482    311,685
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.........................      35,647     38,851
 VIP Asset Manager/SM/ Portfolio -- Service Class 2.......................      16,802         18
 VIP Contrafund(R) Portfolio -- Initial Class.............................     315,080    587,715
 VIP Contrafund(R) Portfolio -- Service Class 2...........................   4,328,216  1,168,724
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2............      10,324      3,742
 VIP Equity-Income Portfolio -- Initial Class.............................     205,868    309,833
 VIP Equity-Income Portfolio -- Service Class 2...........................   3,227,518    893,487
 VIP Growth & Income Portfolio -- Initial Class...........................      42,118    125,302
 VIP Growth & Income Portfolio -- Service Class 2.........................   1,589,401    327,311
 VIP Growth Opportunities Portfolio -- Initial Class......................      47,449    224,257
 VIP Growth Portfolio -- Initial Class....................................      72,891    256,987
 VIP Growth Portfolio -- Service Class 2..................................     947,260    216,414
 VIP Mid Cap Portfolio -- Service Class 2.................................   3,246,721  1,481,242
 VIP Overseas Portfolio -- Initial Class..................................     103,054    163,060
 VIP Value Strategies Portfolio--Service Class 2..........................     118,369        470
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..............     158,360      5,605
 Mutual Shares Securities Fund -- Class 2 Shares..........................     209,486     11,007
 Templeton Foreign Securities Fund -- Class 2 Shares......................     573,549    132,219
 Templeton Global Asset Allocation Fund -- Class 2 Shares.................     160,182     80,414
 Templeton Global Income Securities Fund -- Class I Shares................       4,000         --
GE Investments Funds, Inc.:
 Global Income Fund.......................................................      14,381     19,425
 Income Fund..............................................................   2,197,926    614,888
 International Equity Fund................................................      24,572     63,934
 Mid-Cap Equity Fund......................................................   1,801,046  1,002,652
 Money Market Fund........................................................   9,971,386  8,246,586
 Premier Growth Equity Fund...............................................     531,928    446,552
 Real Estate Securities Fund..............................................   1,468,585    374,971
 S&P 500(R) Index Fund....................................................  14,778,815  5,012,646
 Small-Cap Value Equity Fund..............................................   1,541,705    957,612
 Total Return Fund........................................................   7,826,433    916,286
 U.S. Equity Fund.........................................................     518,710    612,880
 Value Equity Fund........................................................     493,245    234,381

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Cost of    Proceeds
                                                                 Shares      from
Fund/Portfolio                                                  Acquired  Shares Sold
--------------                                                 ---------- -----------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund......................... $  110,224  $135,686
 Goldman Sachs Mid Cap Value Fund.............................    327,580   368,235
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    213,125    56,880
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares...................    363,695   871,186
 Balanced Portfolio -- Service Shares.........................  1,441,266   841,051
 Capital Appreciation Portfolio -- Institutional Shares.......    151,372   384,927
 Capital Appreciation Portfolio -- Service Shares.............    245,298    47,294
 Flexible Income Portfolio -- Institutional Shares............     32,922    51,439
 Global Life Sciences Portfolio -- Service Shares.............      2,937    39,060
 Global Technology Portfolio -- Service Shares................     16,037    11,921
 Growth Portfolio -- Institutional Shares.....................    129,129   321,707
 Growth Portfolio -- Service Shares...........................      4,768    27,217
 International Growth Portfolio -- Institutional Shares.......     60,702   137,267
 International Growth Portfolio -- Service Shares.............    737,773   578,053
 Mid Cap Growth Portfolio -- Institutional Shares.............     65,149   410,495
 Mid Cap Growth Portfolio -- Service Shares...................    325,251   256,969
 Worldwide Growth Portfolio -- Institutional Shares...........     99,371   201,783
 Worldwide Growth Portfolio -- Service Shares.................     45,777   133,325
J.P. Morgan Series Trust II:
 Bond Portfolio...............................................  1,087,022   158,363
 International Equity Portfolio...............................     70,431       943
 Mid Cap Value Portfolio......................................  1,305,457   249,356
 Small Company Portfolio......................................    239,120    40,495
 U.S. Large Cap Core Equity Portfolio.........................    189,761    85,568
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund--Class III Shares........    106,477    25,148
 Merrill Lynch Large Cap Growth V.I. Fund--Class III Shares...     27,736       118
 Merrill Lynch Value Opportunities V.I. Fund--Class III Shares     99,786    10,334
MFS(R) Variable Insurance Trust:                                                 --
 MFS(R) Investors Growth Stock Series -- Service Class Shares.    977,546   437,493
 MFS(R) Investors Trust Series -- Service Class Shares........  1,619,509   393,218
 MFS(R) New Discovery Series -- Service Class Shares..........    430,104   206,342
 MFS(R) Strategic Income Series -- Service Class Shares.......    160,505    22,530
 MFS(R) Total Return Series -- Service Class Shares...........    507,984    96,796
 MFS(R) Utilities Series -- Service Class Shares..............    611,873   214,918
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio.............................  1,180,264   161,788
 Nations Marsico International Opportunities Portfolio........  1,552,822   290,906
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA........................     56,308   139,841
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares......     90,379    16,794
 Oppenheimer Balanced Fund/VA.................................     44,623    81,366
 Oppenheimer Balanced Fund/VA -- Service Shares...............    243,835    25,726
 Oppenheimer Bond Fund/VA.....................................    206,097   366,822
 Oppenheimer Capital Appreciation Fund/VA.....................    297,053   570,261
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares...  3,006,389   316,426

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                             Cost of    Proceeds
                                                                              Shares      from
Fund/Portfolio                                                               Acquired  Shares Sold
--------------                                                              ---------- -----------
 Oppenheimer Global Securities Fund/VA -- Service Shares................... $1,393,637 $  417,508
 Oppenheimer High Income Fund/VA...........................................     76,652    149,403
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  2,763,900  1,517,407
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  1,542,600    254,340
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio..................................................     20,093     85,454
 PBHG Large Cap Growth Portfolio...........................................     32,808    101,322
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares     68,907    109,950
 High Yield Portfolio -- Administrative Class Shares.......................  2,459,238    990,679
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........  3,315,168  1,702,413
 Total Return Portfolio -- Administrative Class Shares.....................  9,466,463  3,110,850
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II................................     14,861        703
 Jennison Portfolio -- Class II Shares.....................................     10,755      1,830
Rydex Variable Trust:
 OTC Fund..................................................................  1,292,001    835,582
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    295,521     52,788
 Salomon Brothers Variable Investors Fund -- Class I.......................     13,150     36,665
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................     32,756     96,985
 Salomon Brothers Variable Total Return Fund -- Class I....................     14,937      3,392
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................     70,682     20,766
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................    265,898    124,956
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................    279,562     36,311
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................  1,098,479    146,702
 Emerging Growth Portfolio -- Class II Shares..............................     93,572     26,974

(4)Related Party Transactions

  (a) GE Capital Life

   The purchase payments transferred from GE Capital Life to the Account represent purchase payments recorded by GE Capital Life on its flexible variable deferred annuity contracts less deductions for any applicable premium taxes.

   Contract owners (if permitted under the terms of their contract) may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Capital Life. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risk that GE Capital Life assumes. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Similarly the fees charged for the Enhanced Payment Benefit Option are assessed through the daily unit value calculation. The Optional Death Benefit and the Annual Step-Up Death Benefit Rider

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

Options are a percentage charge of the contract value and is taken in arrears on each contract anniversary and at the time the contract is surrendered. The stated dollar fees assessed to cover certain other administrative expenses are assessed by surrendering units. These fees are denoted below by unit type.


                                                                            Mortality                    Enhanced
                                                           Administrative  and Expense                   Payment
                                                              Expense     Risk Charges                  Rider As a
                                                            Charges as a      as a                      percentage
                                                           percentage of  percentage of                of the daily
     Contract                                              the daily net  the daily net                 net assets
Unit   Form                            Annual Contract     assets of the  assets of the Optional Death    of the
Type  Number    Surrender Charges     Maintenance Charge      Account        Account    Benefit Rider    Account
---- -------- ---------------------- --------------------- -------------- ------------- -------------- ------------
I     NY1066  6% or less within      $25 if contract value      0.15%         1.25%          0.25%          N/A
              seven years of any     is $75,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
II    NY1155  6% or less within      $30 if contract value      0.15%         1.30%          0.20%          N/A
              seven years of any     is $40,000 or less
              purchase payment
III   NY1155  6% or less within      $30 if contract value      0.15%         1.50%           N/A           N/A
              seven years of any     is $40,000 or less
              purchase payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%           N/A          0.15%
              years of any purchase  is $40,000 or less
              payment
IV    NY1155  8% or less within nine $30 if contract value      0.15%         1.30%          0.20%         0.15%
              years of any purchase  is $40,000 or less
              payment
V     NY1155  8% or less within nine $30 if contract value      0.15%         1.50%           N/A          0.15%
              years of any purchase  $40,000 or less
              payment
VI    NY1157  6% or less within four None                       0.15%         1.55%          0.20%          N/A
              years of any purchase
VII   NY1162  9% or less within      None                       0.15%         1.35%           N/A           N/A
              eight years of any
              purchase payment,
              declining to 1% in
              ninth year and after

   N/A - not applicable

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Capital Life attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Capital Life.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Capital Life, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Capital Life. GE Capital Life pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Capital Life are also officers and directors of CBC.

  (e) GE Investments Funds, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of the General Electric Company currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, 1.00% maximum for the International Equity Fund, 0.65% Mid-Cap Equity Fund, 0.50% maximum for the Money Market Fund, 0.65% Premier Growth Equity Fund, 0.85% maximum for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, 0.50% maximum for the Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: the International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

  (f) Bonus Credit

   For Type IV and V unit contracts, transfers from the general account include approximately $1.8 million of payments by GE Capital Life in the form of bonus credits for the period ended December 31, 2004.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. Portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by the subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002 and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Account, consisting of mortality and expense risk charges and administrative expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004


   The total return below represents the annual total return for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004...............................................  72,967   $ 9.77   $  713     1.40%       0.00%     4.02%
   2003...............................................  91,917     9.39      863     1.40%       0.00%    33.27%
   2002...............................................  94,583     7.05      667     1.40%       0.04%   (33.93)%
   2001............................................... 116,401    10.67    1,242     1.40%       0.24%   (13.06)%
 Alger American Small Capitalization
   Portfolio -- Class O Shares
   2004...............................................  93,792     8.56      803     1.40%       0.00%    14.94%
   2003............................................... 102,876     7.45      766     1.40%       0.00%    40.36%
   2002............................................... 112,540     5.30      596     1.40%       0.00%   (27.26)%
   2001............................................... 120,238     7.29      877     1.40%       0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2004...............................................   6,489    13.49       88     1.40%       0.74%     9.66%
   2003...............................................   6,469    12.30       80     1.40%       0.66%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004...............................................  63,965    11.25      719     1.40%       1.41%     8.24%
   2003...............................................  64,306    10.39      668     1.40%       1.56%    25.91%
   2002...............................................  71,618     8.25      591     1.40%       1.22%   (21.33)%
   2001...............................................  86,104    10.49      903     1.40%       1.31%    (4.06)%
 Federated Capital Income Fund II
   2004...............................................  58,257     8.09      471     1.40%       4.40%     8.38%
   2003...............................................  59,546     7.47      445     1.40%       6.45%    18.99%
   2002...............................................  59,594     6.28      374     1.40%       5.49%   (25.01)%
   2001...............................................  66,291     8.37      555     1.40%       3.19%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004...............................................  34,885    11.48      401     1.40%       7.21%     8.91%
   2003...............................................  42,992    10.54      453     1.40%       7.69%    20.51%
   2002...............................................  39,512     8.75      346     1.40%       9.72%    (0.03)%
   2001...............................................  35,628     8.75      312     1.40%       9.99%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004...............................................  28,918    11.11      321     1.40%       2.59%     3.99%
   2003...............................................  29,599    10.68      316     1.40%       3.81%    16.33%
   2002...............................................  36,459     9.18      335     1.40%       3.89%   (10.00)%
   2001...............................................  38,600    10.20      394     1.40%       3.28%    (5.44)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type I:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                               ------- ---------- ------ ------------ ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................. 211,508   $13.60   $2,876     1.40%       0.34%    13.86%
   2003.............................................. 230,813    11.94    2,756     1.40%       0.49%    26.67%
   2002.............................................. 266,682     9.43    2,515     1.40%       0.86%   (10.62)%
   2001.............................................. 292,608    10.55    3,087     1.40%       0.77%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................. 187,385    12.28    2,301     1.40%       1.56%     9.97%
   2003.............................................. 197,885    11.17    2,210     1.40%       1.82%    28.51%
   2002.............................................. 205,624     8.69    1,787     1.40%       1.72%   (18.11)%
   2001.............................................. 205,859    10.61    2,184     1.40%       1.20%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................. 108,648    10.47    1,138     1.40%       0.90%     4.31%
   2003.............................................. 116,496    10.04    1,169     1.40%       1.18%    22.05%
   2002.............................................. 118,325     8.22      973     1.40%       1.42%   (17.78)%
   2001.............................................. 129,686    10.00    1,297     1.40%       1.06%   (10.03)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004..............................................  69,551     8.11      564     1.40%       0.56%     5.69%
   2003..............................................  91,860     7.68      705     1.40%       0.78%    28.06%
   2002..............................................  94,861     5.99      568     1.40%       1.07%   (22.94)%
   2001.............................................. 107,227     7.78      834     1.40%       0.34%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................. 150,434     9.92    1,492     1.40%       0.27%     1.93%
   2003.............................................. 167,788     9.73    1,633     1.40%       0.28%    30.99%
   2002.............................................. 184,088     7.43    1,368     1.40%       0.26%   (31.08)%
   2001.............................................. 220,112    10.78    2,373     1.40%       0.07%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   3,384    17.13       58     1.40%       0.00%    22.91%
   2003..............................................   1,256    13.94       18     1.40%       0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004..............................................  73,980    10.38      768     1.40%       1.20%    12.04%
   2003..............................................  80,335     9.26      744     1.40%       0.82%    41.37%
   2002..............................................  79,406     6.55      520     1.40%       0.78%   (21.40)%
   2001..............................................  76,209     8.34      636     1.40%       4.17%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Global Income Securities Fund -- Class I
   Shares
   2004..............................................     395    10.13        4     1.40%       0.00%     1.28%
GE Investments Funds, Inc.:
 Global Income Fund
   2004..............................................  16,814    12.76      215     1.40%       5.31%     7.92%
   2003..............................................  17,934    11.83      212     1.40%       2.17%    10.13%
   2002..............................................  26,915    10.74      289     1.40%       0.72%    15.00%
   2001..............................................  18,108     9.34      169     1.40%       0.00%    (3.06)%
 Income Fund
   2004..............................................  81,506    13.07    1,066     1.40%       5.88%     1.97%
   2003..............................................  96,450    12.82    1,237     1.40%       6.61%     2.15%
   2002.............................................. 139,847    12.55    1,755     1.40%       3.28%     8.35%
   2001.............................................. 107,991    11.58    1,251     1.40%       7.77%     5.92%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                   Net Assets     Expenses as  Investment
                                                ----------------- % of Average   Income    Total
Type I:                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                 ------- ---------- ------ ------------ ---------- ------
 International Equity Fund
   2004................................  22,411   $ 9.57   $  215     1.40%       1.06%    14.23%
   2003................................  26,855     8.38      225     1.40%       0.86%    35.98%
   2002................................  33,523     6.16      207     1.40%       1.00%   (24.90)%
   2001................................  32,993     8.21      271     1.40%       1.08%   (21.97)%
 Mid-Cap Equity Fund
   2004................................  84,088    15.11    1,270     1.40%       1.12%    14.40%
   2003................................  95,662    13.21    1,263     1.40%       1.57%    31.08%
   2002................................  82,630    10.07      832     1.40%       1.07%   (14.97)%
   2001................................  72,587    11.85      860     1.40%       1.14%    (1.09)%
 Money Market Fund
   2004................................ 180,625    11.18    2,019     1.40%       1.00%    (0.46)%
   2003................................ 214,660    11.23    2,410     1.40%       0.79%    (0.63)%
   2002................................ 441,788    11.30    4,992     1.40%       1.43%     0.06%
   2001................................ 551,692    11.29    6,229     1.40%       3.91%     2.51%
 Premier Growth Equity Fund
   2004................................ 181,618     9.15    1,662     1.40%       0.65%     5.53%
   2003................................ 201,303     8.67    1,745     1.40%       0.19%    27.11%
   2002................................ 228,482     6.82    1,558     1.40%       0.05%   (22.12)%
   2001................................ 217,761     8.76    1,908     1.40%       0.14%   (10.42)%
 Real Estate Securities Fund
   2004................................  35,727    21.92      783     1.40%       6.94%    30.51%
   2003................................  34,654    16.79      582     1.40%       9.97%    35.46%
   2002................................  21,508    12.40      267     1.40%       3.47%    (2.73)%
   2001................................  18,334    12.74      234     1.40%       5.14%    10.27%
 S&P 500(R) Index Fund
   2004................................ 704,031    10.37    7,304     1.40%       2.03%     8.91%
   2003................................ 753,975     9.53    7,182     1.40%       1.60%    26.48%
   2002................................ 793,100     7.53    5,972     1.40%       1.64%   (23.45)%
   2001................................ 867,363     9.84    8,535     1.40%       1.33%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................  14,965    14.57      218     1.40%       5.83%    13.53%
   2003................................  18,848    12.83      242     1.40%       0.08%    28.33%
 Total Return Fund
   2004................................  72,701    12.99      944     1.40%       2.48%     6.67%
   2003................................  68,314    12.18      832     1.40%       1.76%    18.63%
   2002................................  77,826    10.26      798     1.40%       2.10%   (10.58)%
   2001................................  86,294    11.48      991     1.40%       4.13%    (4.26)%
 U.S. Equity Fund
   2004................................ 219,158    11.45    2,509     1.40%       1.35%     6.65%
   2003................................ 239,781    10.74    2,574     1.40%       0.93%    21.55%
   2002................................ 262,389     8.83    2,317     1.40%       0.88%   (20.39)%
   2001................................ 290,715    11.09    3,224     1.40%       1.09%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  47,728    10.46      499     1.40%       1.57%    17.13%
   2003................................  50,734     8.93      453     1.40%       1.45%    22.62%
   2002................................  43,415     7.28      316     1.40%       1.41%   (12.58)%
   2001................................  49,039     8.33      408     1.40%       0.53%   (10.61)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type I:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 Goldman Sachs Mid Cap Value Fund
   2004................................................  95,801   $19.81   $1,898     1.40%       4.39%    24.12%
   2003................................................ 106,801    15.96    1,705     1.40%       0.91%    26.60%
   2002................................................ 111,631    12.61    1,408     1.40%       0.94%    (6.03)%
   2001................................................ 110,847    13.42    1,488     1.40%       1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004................................................ 349,565    14.06    4,916     1.40%       2.20%     7.01%
   2003................................................ 390,966    13.14    5,138     1.40%       2.19%    12.46%
   2002................................................ 436,123    11.69    5,098     1.40%       2.41%    (7.75)%
   2001................................................ 463,443    12.67    5,872     1.40%       1.39%    (6.01)%
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................ 283,037    13.55    3,836     1.40%       0.25%    16.57%
   2003................................................ 298,587    11.63    3,472     1.40%       0.48%    18.85%
   2002................................................ 326,788     9.78    3,196     1.40%       0.56%   (16.85)%
   2001................................................ 395,372    11.77    4,654     1.40%       0.43%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004................................................  29,300    13.36      391     1.40%       5.70%     2.51%
   2003................................................  32,282    13.03      421     1.40%       4.80%     4.91%
   2002................................................  34,323    12.42      426     1.40%       5.07%     8.93%
   2001................................................  19,390    11.41      221     1.40%       3.55%     6.22%
 Growth Portfolio -- Institutional Shares
   2004................................................ 221,060     9.61    2,125     1.40%       0.14%     3.05%
   2003................................................ 239,349     9.33    2,232     1.40%       0.09%    29.89%
   2002................................................ 267,105     7.18    1,918     1.40%       0.00%   (27.54)%
   2001................................................ 320,393     9.91    3,175     1.40%       0.02%   (25.79)%
 International Growth Portfolio -- Institutional Shares
   2004................................................ 124,062    12.00    1,489     1.40%       0.91%    17.28%
   2003................................................ 130,958    10.23    1,340     1.40%       1.23%    33.03%
   2002................................................ 138,128     7.69    1,062     1.40%       0.85%   (26.63)%
   2001................................................ 157,443    10.49    1,652     1.40%       0.32%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004................................................ 283,191    11.60    3,284     1.40%       0.00%    19.06%
   2003................................................ 312,231     9.74    3,041     1.40%       0.00%    33.22%
   2002................................................ 322,388     7.31    2,357     1.40%       0.00%   (28.94)%
   2001................................................ 362,970    10.29    3,735     1.40%       0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004................................................ 214,028     9.49    2,030     1.40%       1.02%     3.31%
   2003................................................ 224,455     9.18    2,061     1.40%       1.09%    22.26%
   2002................................................ 258,634     7.51    1,942     1.40%       0.86%   (26.54)%
   2001................................................ 307,051    10.22    3,138     1.40%       0.25%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   2,756    13.34       37     1.40%       0.00%     4.72%
   2003................................................   5,168    12.74       66     1.40%       0.00%    27.40%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004...............................................  87,791   $11.01   $  967     1.40%       0.00%    18.10%
   2003...............................................  95,143     9.32      887     1.40%       0.00%    23.84%
   2002...............................................  95,648     7.53      720     1.40%       0.70%   (28.80)%
   2001............................................... 105,970    10.58    1,121     1.40%       0.97%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004...............................................  65,972    13.69      903     1.40%       1.04%     8.56%
   2003...............................................  68,551    12.61      864     1.40%       3.08%    23.21%
   2002...............................................  88,780    10.23      908     1.40%       3.37%   (11.65)%
   2001...............................................  79,586    11.58      922     1.40%       2.60%     0.78%
 Oppenheimer Bond Fund/VA
   2004............................................... 148,287    12.97    1,923     1.40%       4.71%     4.01%
   2003............................................... 166,154    12.47    2,071     1.40%       6.06%     5.29%
   2002............................................... 214,302    11.84    2,537     1.40%       6.86%     7.55%
   2001............................................... 174,178    11.01    1,918     1.40%       6.41%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................... 103,013    12.17    1,254     1.40%       0.34%     5.44%
   2003............................................... 126,014    11.54    1,455     1.40%       0.36%    29.11%
   2002............................................... 116,440     8.94    1,041     1.40%       0.65%   (27.88)%
   2001............................................... 144,983    12.40    1,798     1.40%       0.56%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004...............................................  51,734    11.70      605     1.40%       6.62%     7.44%
   2003...............................................  61,389    10.89      669     1.40%       7.32%    22.23%
   2002...............................................  82,108     8.91      732     1.40%      10.40%    (3.76)%
   2001...............................................  95,224     9.26      882     1.40%       7.67%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004...............................................  34,223     8.57      293     1.40%       0.00%     5.12%
   2003...............................................  41,548     8.15      339     1.40%       0.00%    23.95%
   2002...............................................  52,036     6.58      342     1.40%       0.00%   (31.40)%
   2001...............................................  62,951     9.59      604     1.40%       0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004...............................................  60,955    11.53      703     1.40%       0.00%     7.42%
   2003...............................................  66,435    10.74      713     1.40%       0.00%    29.36%
   2002...............................................  73,913     8.30      613     1.40%       0.00%   (30.31)%
   2001...............................................  81,850    11.91      975     1.40%       0.00%   (29.29)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................   9,582    10.45      100     1.40%       2.65%     3.42%
   2003...............................................  15,255    10.10      154     1.40%       3.31%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund -- Class I
   2004...............................................  17,775    12.11      215     1.40%       1.43%     8.83%
   2003...............................................  18,400    11.12      205     1.40%       1.45%    30.48%
   2002...............................................  21,504     8.53      183     1.40%       1.06%   (24.13)%
   2001...............................................  22,165    11.24      249     1.40%       0.89%    (5.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type I:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004...............................................  21,371   $14.05   $  300     1.40%       4.63%     5.15%
   2003...............................................  27,243    13.36      364     1.40%       7.70%    11.65%
   2002...............................................  22,522    11.97      270     1.40%       5.70%     7.32%
   2001...............................................  14,114    11.15      157     1.40%       9.10%     5.41%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  11,632    11.93      139     1.40%       2.20%     7.21%
   2003...............................................  10,899    11.13      121     1.40%       1.64%    14.30%
   2002...............................................  14,344     9.74      140     1.40%       1.93%    (8.17)%
   2001...............................................   9,589    10.60      102     1.40%       2.66%    (2.19)%

Type II:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I Shares
   2004...............................................   1,214    13.74       17     1.45%       0.00%    10.18%
   2003...............................................     271    12.47        3     1.45%       0.00%    24.84%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004...............................................  47,248    14.10      666     1.45%       0.00%     9.23%
   2003...............................................   2,061    12.91       27     1.45%       0.00%    29.08%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................   6,423    12.34       79     1.45%       0.17%     3.16%
   2003...............................................   3,783    11.96       45     1.45%       0.00%    23.33%
   2002...............................................     151     9.70        1     1.45%       0.00%    (3.02)%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004...............................................  25,078     8.92      224     1.45%       0.00%     5.08%
   2003...............................................  15,406     8.49      131     1.45%       0.00%    27.64%
   2002...............................................  10,256     6.65       68     1.45%       0.00%   (25.45)%
   2001...............................................   4,333     8.92       39     1.45%       0.00%   (10.77)%
 AIM V.I. Growth Fund -- Series I Shares
   2004...............................................  22,713     8.21      187     1.45%       0.00%     6.66%
   2003...............................................  32,316     7.70      249     1.45%       0.00%    29.34%
   2002...............................................  13,055     5.95       78     1.45%       0.00%   (31.97)%
   2001...............................................   4,761     8.75       42     1.45%       0.47%   (12.48)%
 AIM V.I. International Growth Fund -- Series II
   Shares
   2004...............................................   9,724    10.63      103     1.45%       0.00%     6.29%
 AIM V.I. Premier Equity Fund -- Series I Shares
   2004...............................................  74,822     8.00      599     1.45%       0.45%     4.24%
   2003...............................................  76,578     7.68      588     1.45%       0.34%    23.27%
   2002...............................................  75,286     6.23      469     1.45%       0.49%   (31.27)%
   2001...............................................  14,343     9.06      130     1.45%       0.39%    (9.40)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 228,096    10.16    2,318     1.45%       0.74%     9.61%
   2003............................................... 163,858     9.27    1,519     1.45%       0.78%    30.27%
   2002............................................... 113,958     7.12      811     1.45%       0.55%    (7.11)%
   2001...............................................  32,844     9.29      305     1.45%       0.00%    (1.31)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                              Net Assets     Expenses as  Investment
                                                           ----------------- % of Average   Income    Total
Type II:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                           ------- ---------- ------ ------------ ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...........................................  63,772   $ 7.83   $  499     1.45%       0.00%     6.77%
   2003...........................................  43,827     7.33      321     1.45%       0.00%    21.58%
   2002...........................................  42,999     6.03      259     1.45%       0.00%   (31.85)%
   2001...........................................  20,916     8.85      185     1.45%       0.00%   (11.51)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   2,712    10.38       28     1.45%       0.00%    12.73%
   2003...........................................   2,719     9.21       25     1.45%       0.00%    46.52%
   2002...........................................   2,906     6.28       18     1.45%       0.00%   (33.05)%
   2001...........................................     386     9.39        4     1.45%       0.00%    (6.14)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................  10,518    13.65      144     1.45%       0.00%     3.56%
   2003...........................................   3,106    13.18       41     1.45%       0.00%    31.83%
American Century Variable Portfolios, Inc.:
 VP International Fund -- Class I
   2004...........................................     310    13.53        4     1.45%       0.21%     0.00%
 VP Ultra Fund -- Class I
   2004...........................................     989    12.93       13     1.45%       0.00%     0.00%
 VP Value Fund -- Class I
   2004...........................................   2,261    14.23       32     1.45%       0.92%    12.68%
   2003...........................................     275    12.63        3     1.45%       0.84%    27.09%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...........................................   1,138    14.28       16     1.45%       0.53%    12.82%
   2003...........................................   1,108    12.66       14     1.45%       0.43%    29.82%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................  12,167     7.85       96     1.45%       0.60%     4.67%
   2003...........................................  12,095     7.50       91     1.45%       0.15%    24.18%
   2002...........................................   7,848     6.04       47     1.45%       0.45%   (29.98)%
   2001...........................................   1,048     8.63        9     1.45%       0.06%   (13.74)%
 Dreyfus Variable Investment Fund --
   Money Market Portfolio
   2004...........................................  16,920     9.81      166     1.45%       0.63%    (0.90)%
   2003...........................................     474     9.90        5     1.45%       0.35%    (0.93)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004........................................... 167,089    10.25    1,713     1.45%       2.76%     1.34%
   2003...........................................  52,650    10.12      533     1.45%       1.64%     1.47%
 VT Worldwide Health Sciences Fund
   2004...........................................  15,863    13.95      221     1.45%       0.00%     4.70%
   2003...........................................   3,671    13.33       49     1.45%       0.00%    28.09%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                 Net Assets     Expenses as  Investment
                                                              ----------------- % of Average   Income    Total
Type II:                                               Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                              ------- ---------- ------ ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II --
   Service Shares
   2004..............................................  88,146   $12.48   $1,100     1.45%       6.04%     8.56%
   2003..............................................  60,380    11.50      694     1.45%       6.55%    20.03%
   2002..............................................  44,925     9.58      430     1.45%       6.18%    (0.24)%
   2001..............................................   2,238     9.59       21     1.45%       0.00%    (0.10)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  32,321    15.02      485     1.45%       0.00%    12.82%
   2003..............................................   6,995    13.31       93     1.45%       0.00%    33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004..............................................   1,130    10.36       12     1.45%       0.00%     3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 203,828    12.06    2,457     1.45%       0.15%    13.49%
   2003..............................................  72,701    10.62      772     1.45%       0.22%    26.34%
   2002..............................................  29,566     8.41      249     1.45%       0.09%   (10.92)%
   2001..............................................   3,048     9.44       29     1.45%       0.00%    (5.90)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004..............................................     385    11.82        5     1.45%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 254,864    10.60    2,701     1.45%       1.15%     9.62%
   2003.............................................. 157,498     9.67    1,522     1.45%       0.98%    28.14%
   2002..............................................  72,137     7.54      544     1.45%       0.45%   (18.35)%
   2001..............................................  16,406     9.24      152     1.45%       0.00%    (7.61)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 119,324     9.83    1,174     1.45%       0.56%     3.99%
   2003..............................................  64,991     9.46      615     1.45%       0.85%    21.66%
   2002..............................................  19,892     7.77      155     1.45%       0.29%   (18.05)%
   2001..............................................   4,205     9.49       40     1.45%       0.00%    (5.14)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  99,376     8.10      805     1.45%       0.11%     1.63%
   2003..............................................  55,200     7.97      440     1.45%       0.09%    30.62%
   2002..............................................  31,710     6.11      194     1.45%       0.04%   (31.31)%
   2001..............................................   6,389     8.89       57     1.45%       0.00%   (11.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 170,648    15.15    2,585     1.45%       0.00%    22.85%
   2003..............................................  74,762    12.33      922     1.45%       0.21%    36.25%
   2002..............................................  46,954     9.05      425     1.45%       0.12%   (11.33)%
   2001..............................................   9,631    10.21       98     1.45%       0.00%    (4.92)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................  10,444    11.27      118     1.45%       0.00%    12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................   2,087    13.11       27     1.45%       0.43%     6.37%
   2003..............................................     971    12.32       12     1.45%       0.30%    25.11%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                           ------------------ % of Average   Income    Total
Type II:                                           Units   Unit Value  000s    Net Assets    Ratio     Return
--------                                         --------- ---------- ------- ------------ ---------- ------
 Mutual Shares Securities Fund -- Class 2 Shares
   2004.........................................     2,931   $13.41   $    39     1.45%       0.78%    11.00%
   2003.........................................     2,707    12.08        33     1.45%       0.50%    23.33%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.........................................     4,809    14.57        70     1.45%       1.06%    16.81%
   2003.........................................       921    12.47        11     1.45%       0.05%    30.30%
 Templeton Global Asset Allocation
   Fund -- Class 2 Shares
   2004.........................................     1,003    14.97        15     1.45%       2.89%    14.04%
   2003.........................................       740    13.13        10     1.45%       1.27%    30.04%
GE Investments Funds, Inc.:
 Income Fund
   2004.........................................    94,779    11.08     1,050     1.45%       5.88%     1.92%
   2003.........................................    33,377    10.87       363     1.45%       6.61%     2.10%
   2002.........................................     3,625    10.65        39     1.45%       3.28%    (6.47)%
 Mid-Cap Equity Fund
   2004.........................................   169,993    12.15     2,065     1.45%       1.12%    14.34%
   2003.........................................   147,857    10.62     1,571     1.45%       1.57%    31.01%
   2002.........................................   118,661     8.11       962     1.45%       1.07%   (15.02)%
   2001.........................................     9,068     9.54        87     1.45%       1.14%    (1.14)%
 Money Market Fund
   2004......................................... 2,102,116     1.00     2,097     1.45%       1.00%    (0.51)%
   2003.........................................   779,343     1.00       781     1.45%       0.79%    (0.68)%
   2002.........................................   275,280     1.01       278     1.45%       1.43%     0.00%
   2001.........................................   108,666     1.01       110     1.45%       3.91%     2.46%
 Premier Growth Equity Fund
   2004.........................................    63,264     9.72       615     1.45%       0.65%     5.48%
   2003.........................................    48,329     9.21       445     1.45%       0.19%    27.05%
   2002.........................................    37,355     7.25       271     1.45%       0.05%   (22.16)%
   2001.........................................     2,290     9.31        21     1.45%       0.14%   (10.47)%
 Real Estate Securities Fund
   2004.........................................    37,444    16.30       610     1.45%       6.94%    30.45%
   2003.........................................    15,802    12.49       197     1.45%       9.97%    24.92%
 S&P 500(R) Index Fund
   2004......................................... 1,547,487     9.65    14,939     1.45%       2.03%     8.86%
   2003.........................................   786,490     8.87     6,975     1.45%       1.60%    26.42%
   2002.........................................   627,019     7.02     4,402     1.45%       1.64%   (23.49)%
   2001.........................................    24,366     9.17       223     1.45%       1.33%   (13.55)%
 Small-Cap Value Equity Fund
   2004.........................................   224,023    12.66     2,835     1.45%       5.83%    13.48%
   2003.........................................   208,180    11.15     2,322     1.45%       0.08%    22.32%
   2002.........................................   153,331     9.12     1,398     1.45%       0.45%   (15.11)%
   2001.........................................     9,466    10.74       102     1.45%       0.91%     8.37%
 Total Return Fund
   2004.........................................   390,819    12.19     4,766     1.45%       2.48%     6.62%
   2003.........................................    11,203    11.44       128     1.45%       1.76%    14.37%

                     .GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type II:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 U.S. Equity Fund
   2004..........................................  82,155   $ 9.52   $  782     1.45%       1.35%     6.60%
   2003..........................................  75,469     8.93      674     1.45%       0.93%    21.49%
   2002..........................................  71,518     7.35      526     1.45%       0.88%   (20.44)%
   2001..........................................   2,014     9.24       19     1.45%       1.09%    (9.81)%
 Value Equity Fund
   2004..........................................  54,719     9.83      538     1.45%       1.31%     7.98%
   2003..........................................  44,515     9.10      405     1.45%       1.85%    22.26%
   2002..........................................  37,464     7.45      279     1.45%       1.41%   (18.76)%
   2001..........................................   2,533     9.17       23     1.45%       1.37%    (8.34)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive
   Growth Fund -- Class II
   2004..........................................   7,997    13.48      108     1.45%       0.00%     7.21%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 168,581    10.69    1,802     1.45%       2.34%     6.72%
   2003.......................................... 140,349    10.02    1,406     1.45%       1.98%    12.07%
   2002.......................................... 110,810     8.94      991     1.45%       2.58%    (8.03)%
   2001..........................................  33,503     9.72      326     1.45%       2.04%    (2.84)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................  42,595     9.79      417     1.45%       0.03%    16.26%
   2003..........................................  19,713     8.42      166     1.45%       0.28%    18.49%
   2002..........................................  18,054     7.11      128     1.45%       0.35%   (17.15)%
   2001..........................................   3,985     8.58       34     1.45%       0.37%   (14.23)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   3,576     9.90       35     1.45%       0.00%    12.57%
   2003..........................................   6,531     8.80       57     1.45%       0.00%    24.36%
   2002..........................................   4,698     7.07       33     1.45%       0.00%   (30.57)%
   2001..........................................   1,137    10.19       12     1.45%       0.00%     1.90%
 Global Technology Portfolio -- Service Shares
   2004..........................................   3,044     6.61       20     1.45%       0.00%    (0.89)%
   2003..........................................   4,098     6.67       27     1.45%       0.00%    44.35%
   2002..........................................   5,022     4.62       23     1.45%       0.00%   (41.79)%
   2001..........................................   2,389     7.93       19     1.45%       0.00%   (20.65)%
 Growth Portfolio -- Service Shares
   2004..........................................  26,211     7.80      204     1.45%       0.00%     2.69%
   2003..........................................  26,467     7.59      201     1.45%       0.00%    29.59%
   2002..........................................  20,303     5.86      119     1.45%       0.00%   (27.79)%
   2001..........................................   4,940     8.11       40     1.45%       0.00%   (18.86)%
 International Growth Portfolio -- Service Shares
   2004..........................................  34,633     9.71      336     1.45%       0.93%    16.97%
   2003..........................................  19,669     8.30      163     1.45%       1.00%    32.58%
   2002..........................................   8,952     6.26       56     1.45%       0.64%   (26.84)%
   2001..........................................   1,742     8.55       15     1.45%       0.23%   (14.45)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets    Expenses as  Investment
                                                                 --------------- % of Average   Income    Total
Type II:                                                  Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------- ---------- ---- ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004.................................................  21,754   $ 8.79   $191     1.45%       0.00%    18.73%
   2003.................................................  23,130     7.41    171     1.45%       0.00%    32.81%
   2002.................................................  19,456     5.58    109     1.45%       0.00%   (29.16)%
   2001.................................................   4,528     7.87     36     1.45%       0.00%   (21.29)%
 Worldwide Growth Portfolio -- Service Shares
   2004.................................................  30,227     7.85    237     1.45%       0.89%     3.01%
   2003.................................................  32,786     7.62    250     1.45%       0.91%    21.89%
   2002.................................................  23,802     6.25    149     1.45%       0.76%   (26.79)%
   2001.................................................   2,421     8.54     21     1.45%       0.19%   (14.62)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004.................................................  12,165    10.71    130     1.45%       3.39%     2.78%
   2003.................................................   7,394    10.42     77     1.45%       0.63%     2.21%
 Mid Cap Value Portfolio
   2004.................................................  14,229    15.49    220     1.45%       0.56%    19.30%
   2003.................................................   9,374    12.98    122     1.45%       0.31%    27.75%
   2002.................................................     152    10.16      2     1.45%       0.00%    (1.63)%
 Small Company Portfolio
   2004.................................................   2,862    16.14     46     1.45%       0.00%    25.33%
   2003.................................................   1,125    12.88     14     1.45%       0.00%    34.01%
 U.S. Large Cap Core Equity Portfolio
   2004.................................................   1,739    13.38     23     1.45%       0.83%     7.90%
   2003.................................................   1,637    12.40     20     1.45%       0.00%    26.28%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   3,477    10.88     38     1.45%       1.91%     8.78%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   5,137    11.22     58     1.45%      18.24%    12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series --
   Service Class Shares
   2004................................................. 108,120     8.03    868     1.45%       0.00%     7.40%
   2003.................................................  72,388     7.47    541     1.45%       0.00%    20.83%
   2002.................................................  40,187     6.19    249     1.45%       0.00%   (28.77)%
   2001.................................................   2,249     8.68     20     1.45%       0.00%   (13.16)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  74,830     9.19    688     1.45%       0.37%     9.51%
   2003.................................................  29,812     8.39    250     1.45%       0.47%    20.07%
   2002.................................................  16,546     6.99    116     1.45%       0.31%   (22.30)%
   2001.................................................   2,238     9.00     20     1.45%       0.00%   (10.02)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  44,943     8.98    403     1.45%       0.00%     4.67%
   2003.................................................  20,670     8.58    177     1.45%       0.00%    31.50%
   2002.................................................  10,094     6.52     66     1.45%       0.00%   (32.79)%
   2001.................................................     428     9.70      4     1.45%       0.00%    (2.96)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   5,593   $11.82   $   66     1.45%       4.11%     5.98%
   2003................................................   1,406    11.16       16     1.45%       0.00%     8.50%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  13,950    12.54      175     1.45%       0.99%     9.42%
   2003................................................  12,124    11.46      139     1.45%       0.36%    14.32%
   2002................................................     152    10.03        2     1.45%       0.00%    (0.27)%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  57,043    10.27      586     1.45%       1.14%    27.96%
   2003................................................  52,527     8.03      422     1.45%       2.09%    33.61%
   2002................................................  40,100     6.01      241     1.45%       2.08%   (24.02)%
   2001................................................   4,890     7.91       39     1.45%       0.00%   (20.91)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  69,362    13.77      955     1.45%       0.00%    11.40%
   2003................................................  24,394    12.36      302     1.45%       0.00%    23.62%
 Nations Marsico International Opportunities Portfolio
   2004................................................  99,486    15.39    1,531     1.45%       0.52%    14.90%
   2003................................................  39,886    13.39      534     1.45%       0.01%    33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004................................................   3,632    14.13       51     1.45%       0.00%    17.70%
   2003................................................   2,535    12.00       30     1.45%       0.00%    20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................   9,611    10.95      105     1.45%       0.00%     9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................  71,661    13.41      961     1.45%       0.15%     5.07%
   2003................................................   8,853    12.77      113     1.45%       0.03%    28.80%
 Oppenheimer Global Securities Fund/VA --
   Service Shares
   2004................................................ 104,803    11.87    1,244     1.45%       1.04%    17.16%
   2003................................................  48,433    10.13      491     1.45%       0.49%    40.79%
   2002................................................  21,128     7.20      152     1.45%       0.11%   (23.49)%
   2001................................................   3,283     9.41       31     1.45%       0.00%    (5.94)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 231,025     9.85    2,277     1.45%       0.67%     7.56%
   2003................................................ 166,822     9.16    1,528     1.45%       0.79%    24.61%
   2002................................................ 128,125     7.35      942     1.45%       0.21%   (20.21)%
   2001................................................  12,321     9.21      113     1.45%       0.00%   (11.58)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  64,389    15.74    1,014     1.45%       0.00%    17.45%
   2003................................................  26,082    13.40      350     1.45%       0.00%    42.15%
   2002................................................     160     9.43        2     1.45%       0.00%    (5.71)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type II:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,889   $11.57   $   22     1.45%       2.94%     4.03%
   2003...............................................   2,416    11.12       27     1.45%       2.64%     0.78%
   2002...............................................   2,641    11.04       29     1.45%       1.97%     6.62%
   2001...............................................   1,017    10.35       11     1.45%       1.44%     6.02%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 115,339    12.78    1,474     1.45%       6.78%     7.95%
   2003...............................................  72,936    11.84      863     1.45%       7.38%    21.07%
   2002...............................................  26,611     9.78      260     1.45%       7.28%    (2.62)%
   2001...............................................   5,392    10.04       54     1.45%       2.10%     0.80%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 239,725    13.42    3,218     1.45%       4.35%     6.01%
   2003............................................... 170,726    12.66    2,162     1.45%       4.02%     2.39%
   2002............................................... 150,388    12.37    1,860     1.45%       3.35%    15.88%
   2001...............................................  12,309    10.67      131     1.45%       0.94%     4.31%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 790,383    12.15    9,604     1.45%       2.65%     3.37%
   2003............................................... 389,745    11.76    4,581     1.45%       3.31%     3.52%
   2002............................................... 276,091    11.36    3,136     1.45%       3.39%     7.49%
   2001...............................................  13,530    10.56      143     1.45%       1.43%     6.78%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  22,472     7.99      180     1.45%       0.00%     7.76%
   2003...............................................  19,786     7.42      147     1.45%       0.00%    43.31%
   2002...............................................  17,154     5.18       89     1.45%       0.00%   (39.74)%
   2001...............................................     308     8.59        3     1.45%       0.00%   (14.09)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   7,007    13.77       97     1.45%       0.31%     6.51%
   2003...............................................   1,469    12.93       19     1.45%       0.00%    29.33%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     540    14.99        8     1.45%       0.00%     0.01%
   2003...............................................     349    14.99        5     1.45%       0.00%    44.07%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................   4,196    13.95       59     1.45%       1.10%    11.98%
   2003...............................................   4,403    12.46       55     1.45%       1.48%    29.58%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     522    16.61        9     1.45%       0.28%    23.70%
   2003...............................................     522    13.43        7     1.45%       0.00%    39.60%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income    Total
Type II:                                                 Units  Unit Value 000s  Net Assets    Ratio     Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................. 50,022   $12.00   $600     1.45%       0.52%    15.73%
   2003................................................. 15,943    10.37    165     1.45%       0.13%    28.87%
 Emerging Growth Portfolio -- Class II Shares
   2004.................................................  4,758     9.00     43     1.45%       0.00%     5.23%
   2003.................................................  2,320     8.56     20     1.45%       0.00%    19.01%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II Shares
   2004.................................................  1,253    14.05     18     1.65%       0.00%     9.01%
   2003.................................................    466    12.89      6     1.65%       0.00%    28.91%
 AIM V.I. Capital Appreciation Fund -- Series I Shares
   2004.................................................    696     8.86      6     1.65%       0.00%     4.87%
   2003.................................................  1,093     8.45      9     1.65%       0.00%    27.39%
   2002.................................................    988     6.63      7     1.65%       0.00%   (25.61)%
   2001.................................................    302     8.91      3     1.65%       0.00%   (10.88)%
 AIM V.I. Growth Fund -- Series I Shares
   2004.................................................    750     8.15      6     1.65%       0.00%     6.44%
   2003.................................................    751     7.66      6     1.65%       0.00%    29.08%
   2002.................................................    768     5.93      5     1.65%       0.00%   (32.11)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................. 13,257     7.94    105     1.65%       0.45%     4.03%
   2003................................................. 25,335     7.64    193     1.65%       0.34%    23.02%
   2002................................................. 20,837     6.21    129     1.65%       0.49%   (31.41)%
   2001.................................................  4,725     9.05     43     1.65%       0.39%   (14.02)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004................................................. 54,273    10.09    547     1.65%       0.74%     9.39%
   2003................................................. 63,264     9.22    583     1.65%       0.78%    30.01%
   2002................................................. 64,654     7.09    458     1.65%       0.55%   (23.55)%
   2001................................................. 16,785     9.28    156     1.65%       0.00%    (7.22)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004................................................. 17,236     7.77    134     1.65%       0.00%     6.56%
   2003................................................. 18,188     7.29    133     1.65%       0.00%    21.33%
   2002.................................................  6,812     6.01     41     1.65%       0.00%   (31.98)%
   2001.................................................  2,429     8.84     21     1.65%       0.00%   (11.62)%
 AllianceBernstein Small Cap Growth Portfolio -- Class B
   2004.................................................  1,528    10.30     16     1.65%       0.00%    12.50%
   2003.................................................  1,528     9.16     14     1.65%       0.00%    46.22%
   2002.................................................  1,529     6.26     10     1.65%       0.00%   (33.19)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc. --
   Initial Shares
   2004.................................................    539     7.79      4     1.65%       0.60%     4.46%
   2003.................................................    565     7.46      4     1.65%       0.15%    23.93%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type III:                                             Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                             ------ ---------- ---- ------------ ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004.............................................. 36,250   $10.21   $370     1.65%       2.76%     1.14%
   2003.............................................. 26,638    10.09    269     1.65%       1.64%     1.26%
 VT Worldwide Health Sciences Fund
   2004..............................................  2,410    13.89     33     1.65%       0.00%     4.49%
   2003..............................................  2,410    13.29     32     1.65%       0.00%    27.83%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  5,064    12.39     63     1.65%       6.04%     8.34%
   2003..............................................  7,968    11.44     91     1.65%       6.55%    19.78%
   2002..............................................  3,837     9.55     37     1.65%       6.18%    (0.44)%
   2001..............................................     53     9.58      1     1.65%       0.00%    (0.31)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................    903    14.97     14     1.65%       0.00%    12.59%
   2003..............................................  1,979    13.30     26     1.65%       0.00%    32.95%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004..............................................  5,576    11.97     67     1.65%       0.15%    13.26%
   2003..............................................  8,161    10.57     86     1.65%       0.22%    26.08%
   2002..............................................  3,086     8.38     26     1.65%       0.09%   (11.10)%
   2001..............................................    808     9.43      8     1.65%       0.00%   (13.92)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 26,278    10.52    276     1.65%       1.15%     9.40%
   2003.............................................. 26,370     9.62    254     1.65%       0.98%    27.89%
   2002..............................................  9,911     7.52     75     1.65%       0.45%   (18.52)%
   2001..............................................  2,062     9.23     19     1.65%       0.00%    (6.80)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................. 14,660     9.76    143     1.65%       0.56%     3.78%
   2003.............................................. 15,727     9.41    148     1.65%       0.85%    21.41%
   2002.............................................. 10,540     7.75     82     1.65%       0.29%   (18.22)%
   2001..............................................    158     9.47      1     1.65%       0.00%   (10.52)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................. 11,174     8.05     90     1.65%       0.11%     1.42%
   2003.............................................. 12,463     7.93     99     1.65%       0.09%    30.36%
   2002.............................................. 12,319     6.09     75     1.65%       0.04%   (31.45)%
   2001..............................................    468     8.88      4     1.65%       0.00%   (19.23)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 13,468    15.04    203     1.65%       0.00%    22.60%
   2003.............................................. 26,957    12.27    331     1.65%       0.21%    35.97%
   2002.............................................. 13,738     9.02    124     1.65%       0.12%   (11.51)%
   2001..............................................  1,571    10.20     16     1.65%       0.00%    (5.12)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................  1,819    13.34     24     1.65%       0.78%    10.77%
   2003..............................................  1,818    12.05     22     1.65%       0.50%    23.08%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                Net Assets    Expenses as  Investment
                                              --------------- % of Average   Income    Total
Type III:                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                             ------- ---------- ---- ------------ ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004..............................   3,343   $11.02   $ 37     1.65%       5.88%     1.71%
   2003..............................   2,648    10.83     29     1.65%       6.61%     1.89%
 Mid-Cap Equity Fund
   2004..............................  11,511    12.06    139     1.65%       1.12%    14.11%
   2003..............................  11,435    10.57    121     1.65%       1.57%    30.75%
   2002..............................  17,118     8.08    138     1.65%       1.07%   (15.19)%
 Money Market Fund
   2004..............................  49,033     0.99     49     1.65%       1.00%    (0.71)%
   2003.............................. 123,772     1.00    123     1.65%       0.79%    (0.88)%
   2002.............................. 179,540     1.01    181     1.65%       1.43%    (0.20)%
   2001..............................   9,904     1.01     10     1.65%       3.91%     2.25%
 Premier Growth Equity Fund
   2004..............................   2,675     9.65     26     1.65%       0.65%     5.27%
   2003..............................   2,768     9.16     25     1.65%       0.19%    26.79%
   2002..............................   1,795     7.23     13     1.65%       0.05%   (22.32)%
   2001..............................      29     9.30     --     1.65%       0.14%   (10.65)%
 Real Estate Securities Fund
   2004..............................   1,406    16.24     23     1.65%       6.94%    30.19%
   2003..............................   1,901    12.48     24     1.65%       9.97%    24.75%
 S&P 500(R) Index Fund
   2004..............................  42,619     9.58    408     1.65%       2.03%     8.64%
   2003..............................  47,772     8.82    421     1.65%       1.60%    26.16%
   2002..............................  34,661     6.99    242     1.65%       1.64%   (23.65)%
   2001..............................   2,381     9.16     22     1.65%       1.33%   (13.72)%
 Small-Cap Value Equity Fund
   2004..............................  13,726    12.56    172     1.65%       5.83%    13.25%
   2003..............................  14,785    11.09    164     1.65%       0.08%    22.07%
   2002..............................   8,759     9.09     80     1.65%       0.45%   (15.28)%
   2001..............................   1,266    10.73     14     1.65%       0.91%     8.15%
 Total Return Fund
   2004..............................   9,115    12.15    111     1.65%       2.48%     6.40%
   2003..............................   8,700    11.42     99     1.65%       1.76%    14.21%
 U.S. Equity Fund
   2004..............................   4,238     9.46     40     1.65%       1.35%     6.38%
   2003..............................   4,238     8.89     38     1.65%       0.93%    21.24%
   2002..............................   5,075     7.33     37     1.65%       0.88%   (20.60)%
   2001..............................      28     9.23     --     1.65%       1.09%    (9.99)%
 Value Equity Fund
   2004..............................   6,342     9.76     62     1.65%       1.31%     7.76%
   2003..............................   7,469     9.06     68     1.65%       1.85%    22.01%
   2002..............................   8,216     7.42     61     1.65%       1.41%   (18.93)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..............................  26,410    10.61    280     1.65%       2.34%     6.51%
   2003..............................  36,951     9.96    368     1.65%       1.98%    11.85%
   2002..............................  41,381     8.91    369     1.65%       2.58%    (8.21)%
   2001..............................   2,523     9.70     24     1.65%       2.04%    (6.48)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................  1,121   $ 9.72   $ 11     1.65%       0.03%    16.02%
   2003...............................................  1,277     8.38     11     1.65%       0.28%    18.25%
   2002...............................................  1,214     7.08      9     1.65%       0.35%   (17.32)%
   2001...............................................  1,718     8.57     15     1.65%       0.37%   (23.13)%
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  7,784     9.83     77     1.65%       0.00%    12.34%
   2003...............................................  8,446     8.75     74     1.65%       0.00%    24.11%
   2002...............................................  5,576     7.05     39     1.65%       0.00%   (30.71)%
 Global Technology Portfolio -- Service Shares
   2004...............................................     --     6.56     --     1.65%       0.00%    (1.09)%
   2003...............................................    332     6.63      2     1.65%       0.00%    44.06%
   2002...............................................    333     4.60      2     1.65%       0.00%   (41.91)%
   2001...............................................    333     7.93      3     1.65%       0.00%   (38.36)%
 Growth Portfolio -- Service Shares
   2004...............................................  6,555     7.74     51     1.65%       0.00%     2.48%
   2003...............................................  6,859     7.55     52     1.65%       0.00%    29.33%
   2002...............................................  4,967     5.84     29     1.65%       0.00%   (27.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  3,017     9.64     29     1.65%       0.93%    16.73%
   2003...............................................  2,519     8.25     21     1.65%       1.00%    32.32%
   2002...............................................    891     6.24      6     1.65%       0.64%   (26.98)%
   2001...............................................    470     8.54      4     1.65%       0.23%   (24.70)%
 Mid Cap Growth Portfolio -- Service Shares
   2004............................................... 11,725     8.73    102     1.65%       0.00%    18.49%
   2003...............................................  2,927     7.37     22     1.65%       0.00%    32.54%
   2002...............................................  1,801     5.56     10     1.65%       0.00%   (29.31)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  8,454     7.79     66     1.65%       0.89%     2.80%
   2003...............................................  9,263     7.58     70     1.65%       0.91%    21.64%
   2002............................................... 10,366     6.23     65     1.65%       0.76%   (26.94)%
   2001...............................................    440     8.53      4     1.65%       0.19%   (23.90)%
J.P. Morgan Series Trust II:
 Mid Cap Value Portfolio
   2004...............................................  1,695    15.42     26     1.65%       0.56%    19.06%
   2003...............................................  1,695    12.95     22     1.65%       0.31%    27.49%
 Small Company Portfolio
   2004...............................................  1,721    16.07     28     1.65%       0.00%    25.07%
   2003...............................................  1,721    12.85     22     1.65%       0.00%    33.74%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  6,521     7.97     52     1.65%       0.00%     7.19%
   2003...............................................  5,766     7.44     43     1.65%       0.00%    20.58%
   2002............................................... 15,424     6.17     95     1.65%       0.00%   (28.91)%
   2001...............................................    504     8.67      4     1.65%       0.00%   (26.08)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................  5,849   $ 9.13   $ 53     1.65%       0.37%     9.29%
   2003...............................................  5,421     8.35     45     1.65%       0.47%    19.83%
   2002...............................................  5,971     6.97     42     1.65%       0.31%   (22.46)%
   2001...............................................    426     8.99      4     1.65%       0.00%   (17.49)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  4,837     8.91     43     1.65%       0.00%     4.46%
   2003...............................................  4,938     8.53     42     1.65%       0.00%    31.23%
   2002...............................................  2,072     6.50     13     1.65%       0.00%   (32.93)%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  8,475    10.20     86     1.65%       1.14%    27.70%
   2003...............................................  7,726     7.99     62     1.65%       2.09%    33.34%
   2002...............................................  8,996     5.99     54     1.65%       2.08%   (24.17)%
   2001...............................................     62     7.90      1     1.65%       0.00%   (25.70)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  8,786    13.72    121     1.65%       0.00%    11.17%
   2003...............................................  7,561    12.35     93     1.65%       0.00%    23.45%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  5,263    15.33     81     1.65%       0.52%    14.67%
   2003...............................................  5,090    13.37     68     1.65%       0.01%    33.72%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................    126    14.08      2     1.65%       0.00%    17.46%
   2003...............................................    126    11.99      2     1.65%       0.00%    19.86%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................    109    13.35      1     1.65%       0.15%     0.00%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 14,961    11.78    176     1.65%       1.04%    16.92%
   2003...............................................  8,202    10.08     83     1.65%       0.49%    40.51%
   2002...............................................  3,631     7.17     26     1.65%       0.11%   (23.65)%
   2001...............................................    924     9.39      9     1.65%       0.00%   (13.63)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 23,156     9.78    227     1.65%       0.67%     7.34%
   2003............................................... 34,292     9.11    313     1.65%       0.79%    24.35%
   2002............................................... 24,867     7.33    182     1.65%       0.21%   (20.37)%
   2001...............................................  2,197     9.20     20     1.65%       0.00%   (11.76)%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  4,764    15.67     75     1.65%       0.00%    17.21%
   2003...............................................  4,423    13.37     59     1.65%       0.00%    41.87%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type III:                                              Units  Unit Value 000s  Net Assets    Ratio     Return
---------                                              ------ ---------- ---- ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  1,583   $11.49   $ 18     1.65%       2.94%     3.82%
   2003...............................................  1,590    11.06     18     1.65%       2.64%     0.57%
   2002...............................................  1,640    11.00     18     1.65%       1.97%     6.40%
   2001...............................................    797    10.34      8     1.65%       1.44%     5.80%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 19,854    12.68    252     1.65%       6.78%     7.73%
   2003............................................... 26,070    11.77    307     1.65%       7.38%    20.82%
   2002............................................... 13,819     9.74    135     1.65%       7.28%    (2.82)%
   2001...............................................    317    10.03      3     1.65%       2.10%     0.59%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 18,407    13.33    245     1.65%       4.35%     5.79%
   2003............................................... 23,243    12.60    293     1.65%       4.02%     2.18%
   2002............................................... 27,306    12.33    337     1.65%       3.35%    15.64%
   2001............................................... 10,046    10.66    107     1.65%       0.94%     4.09%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 64,580    12.06    779     1.65%       2.65%     3.16%
   2003............................................... 85,023    11.69    994     1.65%       3.31%     3.31%
   2002............................................... 62,340    11.32    706     1.65%       3.39%     7.27%
   2001...............................................  8,306    10.55     88     1.65%       1.43%     6.57%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  8,330     7.94     66     1.65%       0.00%     7.54%
   2003...............................................  4,636     7.38     34     1.65%       0.00%    43.02%
   2002...............................................  5,514     5.16     28     1.65%       0.00%   (39.86)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  1,461    11.94     17     1.65%       0.52%    15.49%
   2003...............................................  1,315    10.34     14     1.65%       0.13%    28.61%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................     41     8.96      1     1.65%       0.00%     5.02%
   2003...............................................     12     8.53      1     1.65%       0.00%    18.77%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................  5,177    13.70     71     1.60%       0.00%    10.01%
   2003...............................................  3,492    12.45     43     1.60%       0.00%    24.65%
 AIM V.I. Basic Value Fund -- Series II Shares
   2004............................................... 62,802    14.06    883     1.60%       0.00%     9.07%
   2003............................................... 19,517    12.89    252     1.60%       0.00%    28.95%
 AIM V.I. Blue Chip Fund -- Series I Shares
   2004...............................................  9,699    12.29    119     1.60%       0.17%     3.00%
   2003...............................................  1,160    11.94     14     1.60%       0.00%    23.14%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  16,724   $ 9.89   $  165     1.60%       0.00%     4.92%
   2003...............................................  12,730     9.43      120     1.60%       0.00%    27.45%
   2002...............................................   5,694     7.40       42     1.60%       0.00%   (26.03)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  16,434     9.48      156     1.60%       0.00%     6.50%
   2003...............................................  17,646     8.90      157     1.60%       0.00%    29.14%
   2002...............................................   8,091     6.89       56     1.60%       0.00%   (31.08)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  29,888     8.98      268     1.60%       0.45%     4.08%
   2003...............................................  29,648     8.63      256     1.60%       0.34%    23.08%
   2002...............................................  18,661     7.01      131     1.60%       0.49%   (29.91)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 261,035    10.76    2,810     1.60%       0.74%     9.44%
   2003............................................... 169,732     9.84    1,669     1.60%       0.78%    30.07%
   2002...............................................  70,629     7.56      534     1.60%       0.55%   (24.38)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................   3,222    10.54       34     1.60%       0.00%     5.38%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  86,258     9.23      796     1.60%       0.00%     6.61%
   2003...............................................  66,220     8.66      573     1.60%       0.00%    21.39%
   2002...............................................  10,095     7.13       72     1.60%       0.00%   (28.70)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   6,232    11.16       70     1.60%       0.00%    12.56%
   2003...............................................   8,989     9.92       89     1.60%       0.00%    46.30%
   2002...............................................   7,344     6.78       50     1.60%       0.00%   (32.21)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   9,531    13.62      130     1.60%       0.00%     3.41%
   2003...............................................   8,384    13.17      110     1.60%       0.00%    31.69%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...............................................  11,847    13.92      165     1.60%       1.37%    11.19%
   2003...............................................   8,523    12.52      107     1.60%       0.00%    27.28%
 VP International Fund -- Class I
   2004...............................................   8,770    13.48      118     1.60%       0.21%    13.09%
   2003...............................................   2,047    11.92       24     1.60%       0.00%    22.52%
 VP Ultra Fund -- Class I
   2004...............................................  29,179    12.89      376     1.60%       0.00%     8.91%
   2003...............................................     662    11.83        8     1.60%       0.00%    22.90%
 VP Value Fund -- Class I
   2004...............................................  87,690    14.18    1,244     1.60%       0.92%    12.50%
   2003...............................................  63,811    12.61      805     1.60%       0.84%    26.90%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets     Expenses as  Investment
                                                            ----------------- % of Average   Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                            ------- ---------- ------ ------------ ---------- ------
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004............................................   3,913   $14.23   $   56     1.60%       0.53%    12.64%
   2003............................................   1,353    12.63       17     1.60%       0.43%    29.62%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004............................................  18,353     9.17      168     1.60%       0.60%     4.51%
   2003............................................   2,414     8.77       21     1.60%       0.15%    23.99%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004............................................  57,513     9.78      562     1.60%       0.63%    (1.05)%
   2003............................................     550     9.88        5     1.60%       0.35%    (1.08)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................ 250,029    10.22    2,555     1.60%       2.76%     1.19%
   2003............................................  28,306    10.10      286     1.60%       1.64%     1.31%
 VT Worldwide Health Sciences Fund
   2004............................................  33,095    13.90      460     1.60%       0.00%     4.54%
   2003............................................  13,554    13.30      180     1.60%       0.00%    27.90%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................  71,122    12.73      906     1.60%       6.04%     8.40%
   2003............................................  37,414    11.75      439     1.60%       6.55%    19.85%
   2002............................................  12,646     9.80      124     1.60%       6.18%    (1.99)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................  65,988    14.98      989     1.60%       0.00%    12.65%
   2003............................................  17,950    13.30      239     1.60%       0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     519    10.35        5     1.60%       0.00%     3.52%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 266,394    12.55    3,344     1.60%       0.15%    13.32%
   2003............................................ 135,316    11.08    1,499     1.60%       0.22%    26.15%
   2002............................................  60,564     8.78      532     1.60%       0.09%   (12.17)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................      97    11.79        1     1.60%       0.00%     0.00%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 213,582    11.00    2,349     1.60%       1.15%     9.45%
   2003............................................ 102,175    10.05    1,027     1.60%       0.98%    27.95%
   2002............................................  33,456     7.85      263     1.60%       0.45%   (21.47)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 120,440    10.27    1,237     1.60%       0.56%     3.84%
   2003............................................  33,551     9.89      332     1.60%       0.85%    21.47%
   2002............................................  19,172     8.15      156     1.60%       0.29%   (18.54)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets    Ratio     Return
--------                                              --------- ---------- ------ ------------ ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004..............................................   103,478   $ 9.01   $  932     1.60%       0.11%     1.47%
   2003..............................................    62,076     8.88      551     1.60%       0.09%    30.42%
   2002..............................................    20,580     6.81      140     1.60%       0.04%   (31.93)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004..............................................   146,394    14.64    2,143     1.60%       0.00%    22.66%
   2003..............................................    95,913    11.94    1,145     1.60%       0.21%    36.04%
   2002..............................................    48,119     8.77      422     1.60%       0.12%   (12.26)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004..............................................     1,000    11.26       11     1.60%       0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004..............................................    17,459    13.06      228     1.60%       0.43%     6.21%
   2003..............................................     6,139    12.30       75     1.60%       0.30%    24.92%
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    22,138    13.36      296     1.60%       0.78%    10.83%
   2003..............................................     6,192    12.05       75     1.60%       0.50%    23.15%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................    71,929    14.52    1,044     1.60%       1.06%    16.63%
   2003..............................................    43,314    12.45      539     1.60%       0.05%    30.10%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................     6,665    14.92       99     1.60%       2.89%    13.87%
   2003..............................................       896    13.10       12     1.60%       1.27%    29.84%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   156,106    11.03    1,723     1.60%       5.88%     1.77%
   2003..............................................    84,484    10.84      916     1.60%       6.61%     1.94%
   2002..............................................     1,450    10.64       15     1.60%       3.28%     6.36%
 Mid-Cap Equity Fund
   2004..............................................    85,624    11.98    1,025     1.60%       1.12%    14.17%
   2003..............................................    60,649    10.49      636     1.60%       1.57%    30.81%
   2002..............................................    28,293     8.02      227     1.60%       1.07%   (19.81)%
 Money Market Fund
   2004.............................................. 1,138,513     0.98    1,120     1.60%       1.00%    (0.66)%
   2003..............................................   689,523     0.99      683     1.60%       0.79%    (0.83)%
   2002..............................................   449,804     1.00      450     1.60%       1.43%    (0.16)%
 Premier Growth Equity Fund
   2004..............................................    51,834    10.15      526     1.60%       0.65%     5.32%
   2003..............................................    36,081     9.64      348     1.60%       0.19%    26.85%
   2002..............................................    11,446     7.60       87     1.60%       0.05%   (24.00)%
 Real Estate Securities Fund
   2004..............................................    46,125    16.25      750     1.60%       6.94%    30.25%
   2003..............................................    13,021    12.48      162     1.60%       9.97%    24.79%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type IV:                                           Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                          ------- ---------- ------ ------------ ---------- ------
 S&P 500(R) Index Fund
   2004.......................................... 695,382   $10.34   $7,191     1.60%       2.03%     8.69%
   2003.......................................... 337,746     9.51    3,213     1.60%       1.60%    26.22%
   2002..........................................  46,625     7.54      352     1.60%       1.64%   (24.63)%
 Small-Cap Value Equity Fund
   2004.......................................... 103,448    11.64    1,204     1.60%       5.83%    13.31%
   2003..........................................  91,102    10.27      936     1.60%       0.08%    22.13%
   2002..........................................  51,245     8.41      431     1.60%       0.45%   (15.89)%
 Total Return Fund
   2004.......................................... 202,048    12.16    2,457     1.60%       2.48%     6.46%
   2003..........................................  31,429    11.42      359     1.60%       1.76%    14.25%
 U.S. Equity Fund
   2004..........................................  23,804    10.05      239     1.60%       1.35%     6.44%
   2003..........................................  20,235     9.45      191     1.60%       0.93%    21.31%
   2002..........................................  12,337     7.79       96     1.60%       0.88%   (22.13)%
 Value Equity Fund
   2004..........................................  74,152    10.37      769     1.60%       1.31%     7.82%
   2003..........................................  57,237     9.62      551     1.60%       1.85%    22.07%
   2002..........................................  26,584     7.88      209     1.60%       1.41%   (21.18)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   4,016    13.45       54     1.60%       0.00%     7.05%
   2003..........................................   2,366    12.56       30     1.60%       0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 190,850    10.84    2,069     1.60%       2.34%     6.56%
   2003.......................................... 167,564    10.17    1,704     1.60%       1.98%    11.90%
   2002..........................................  80,645     9.09      733     1.60%       2.58%    (9.10)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   4,628    11.58       54     1.60%       0.03%    16.08%
   2003..........................................   3,856     9.97       38     1.60%       0.28%    18.31%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   2,737    10.59       29     1.60%       0.00%    12.40%
   2003..........................................   2,674     9.42       25     1.60%       0.00%    24.17%
   2002..........................................     198     7.59        2     1.60%       0.00%   (24.11)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   4,611     8.50       39     1.60%       0.00%    (1.04)%
   2003..........................................   4,316     8.59       37     1.60%       0.00%    44.13%
   2002..........................................   3,896     5.96       23     1.60%       0.00%   (40.39)%
 Growth Portfolio -- Service Shares
   2004..........................................   8,425     9.39       79     1.60%       0.00%     2.53%
   2003..........................................   9,756     9.16       89     1.60%       0.00%    29.39%
   2002..........................................   6,285     7.08       45     1.60%       0.00%   (29.22)%
 International Growth Portfolio -- Service Shares
   2004..........................................  33,797    11.34      383     1.60%       0.93%    16.79%
   2003..........................................  30,783     9.71      299     1.60%       1.00%    32.38%
   2002..........................................   5,962     7.33       44     1.60%       0.64%   (26.67)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................   7,352   $12.17   $   89     1.60%       0.00%    18.55%
   2003...............................................   6,079    10.27       62     1.60%       0.00%    32.61%
   2002...............................................   5,577     7.74       43     1.60%       0.00%   (22.58)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  34,824     9.19      320     1.60%       0.89%     2.86%
   2003...............................................  40,941     8.93      366     1.60%       0.91%    21.70%
   2002...............................................  33,137     7.34      243     1.60%       0.76%   (26.60)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  99,245    10.67    1,059     1.60%       3.39%     2.62%
   2003...............................................  23,893    10.40      248     1.60%       0.63%     2.06%
 International Equity Portfolio
   2004...............................................   4,494    14.98       67     1.60%       0.48%    16.48%
   2003...............................................     950    12.86       12     1.60%       0.00%    30.33%
 Mid Cap Value Portfolio
   2004............................................... 122,140    15.44    1,885     1.60%       0.56%    19.12%
   2003...............................................  52,773    12.96      684     1.60%       0.31%    27.55%
 Small Company Portfolio
   2004...............................................  15,882    16.09      256     1.60%       0.00%    25.14%
   2003...............................................   4,609    12.86       59     1.60%       0.00%    33.80%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................   8,192    13.33      109     1.60%       0.83%     7.74%
   2003...............................................   2,737    12.37       34     1.60%       0.00%    26.09%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................   2,080    10.87       23     1.60%       1.91%     8.67%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................   2,808    10.85       30     1.60%       0.20%     8.53%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................   1,463    11.21       16     1.60%      18.24%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004...............................................  82,552     9.37      773     1.60%       0.00%     7.24%
   2003...............................................  51,479     8.73      450     1.60%       0.00%    20.64%
   2002...............................................  20,603     7.24      149     1.60%       0.00%   (27.61)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 178,250    10.09    1,798     1.60%       0.37%     9.35%
   2003...............................................  86,862     9.23      801     1.60%       0.47%    19.89%
   2002...............................................  35,076     7.70      270     1.60%       0.31%   (23.04)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................  48,727     9.38      457     1.60%       0.00%     4.51%
   2003...............................................  45,717     8.97      410     1.60%       0.00%    31.30%
   2002...............................................   7,509     6.83       51     1.60%       0.00%   (31.66)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type IV:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                                ------- ---------- ------ ------------ ---------- ------
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................  13,199   $11.78   $  156     1.60%       4.11%     5.82%
   2003................................................   5,724    11.13       64     1.60%       0.00%     8.34%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................  38,814    12.50      485     1.60%       0.99%     9.25%
   2003................................................   5,547    11.44       63     1.60%       0.36%    14.15%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................  34,079    13.61      464     1.60%       1.14%    27.77%
   2003................................................   8,480    10.65       90     1.60%       2.09%    33.41%
   2002................................................   4,054     7.99       32     1.60%       2.08%   (20.14)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................  32,534    13.74      447     1.60%       0.00%    11.23%
   2003................................................  17,018    12.35      210     1.60%       0.00%    23.49%
 Nations Marsico International Opportunities Portfolio
   2004................................................  29,327    15.35      450     1.60%       0.52%    14.73%
   2003................................................   8,270    13.38      111     1.60%       0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................   8,229    14.09      116     1.60%       0.00%    17.52%
   2003................................................   4,842    11.99       58     1.60%       0.00%    19.90%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................  10,799    10.94      118     1.60%       0.00%     9.38%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................ 199,631    13.37    2,668     1.60%       0.15%     4.91%
   2003................................................  66,420    12.74      846     1.60%       0.03%    28.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................ 116,739    12.32    1,438     1.60%       1.04%    16.98%
   2003................................................  89,718    10.53      945     1.60%       0.49%    40.58%
   2002................................................  47,524     7.49      356     1.60%       0.11%   (25.09)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 331,477    10.46    3,468     1.60%       0.67%     7.40%
   2003................................................ 242,188     9.74    2,359     1.60%       0.79%    24.42%
   2002................................................ 127,593     7.83      999     1.60%       0.21%   (21.70)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  97,208    15.69    1,525     1.60%       0.00%    17.27%
   2003................................................  53,612    13.38      717     1.60%       0.00%    41.94%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004................................................   7,254    11.13       81     1.60%       2.94%     3.87%
   2003................................................   3,381    10.72       36     1.60%       2.64%     0.62%
   2002................................................   3,186    10.65       34     1.60%       1.97%    (6.50)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets    Ratio     Return
--------                                               ------- ---------- ------ ------------ ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 130,738   $12.66   $1,655     1.60%       6.78%     7.79%
   2003...............................................  76,350    11.74      897     1.60%       7.38%    20.88%
   2002...............................................  39,904     9.71      387     1.60%       7.28%    (2.85)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 200,187    12.66    2,534     1.60%       4.35%     5.84%
   2003............................................... 130,619    11.96    1,562     1.60%       4.02%     2.23%
   2002............................................... 101,339    11.70    1,186     1.60%       3.35%   (16.97)%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 507,955    11.41    5,794     1.60%       2.65%     3.21%
   2003............................................... 389,832    11.05    4,309     1.60%       3.31%     3.36%
   2002............................................... 242,867    10.69    2,596     1.60%       3.39%    (6.94)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     965    13.99       14     1.60%       0.00%     0.00%
 Jennison Portfolio -- Class II Shares
   2004...............................................   5,487    13.02       71     1.60%       0.04%     7.47%
   2003...............................................   4,620    12.12       56     1.60%       0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  48,742     9.44      460     1.60%       0.00%     7.60%
   2003...............................................  26,900     8.77      236     1.60%       0.00%    43.09%
   2002...............................................  13,798     6.13       85     1.60%       0.00%   (38.70)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................   9,185    13.74      126     1.60%       0.31%     6.34%
   2003...............................................   1,498    12.92       19     1.60%       0.00%    29.20%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................   6,392    14.94       95     1.60%       0.00%    (0.15)%
   2003...............................................   2,760    14.96       41     1.60%       0.00%    43.85%
 SVS Dreman High Return Equity Portfolio -- Class B
   Shares
   2004...............................................  29,297    13.90      407     1.60%       1.10%    11.81%
   2003...............................................  17,801    12.44      221     1.60%       1.48%    29.38%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................  20,023    16.55      331     1.60%       0.28%    23.52%
   2003...............................................   3,257    13.40       44     1.60%       0.00%    39.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  61,659    11.95      737     1.60%       0.52%    15.55%
   2003...............................................  23,679    10.35      245     1.60%       0.13%    28.68%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   9,109     8.97       82     1.60%       0.00%     5.07%
   2003...............................................   6,477     8.54       55     1.60%       0.00%    18.83%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................  7,503   $14.02   $105     1.80%       0.00%     8.84%
   2003...............................................  6,296    12.88     81     1.80%       0.00%    28.77%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  2,844     9.83     28     1.80%       0.00%     4.71%
   2003...............................................  2,931     9.39     28     1.80%       0.00%    27.19%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................  3,458     9.42     33     1.80%       0.00%     6.28%
   2003...............................................  3,385     8.87     30     1.80%       0.00%    28.88%
   2002...............................................  1,967     6.88     14     1.80%       0.00%   (26.15)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................  7,267     8.93     65     1.80%       0.45%     3.87%
   2003...............................................  6,455     8.59     55     1.80%       0.34%    22.83%
   2002............................................... 15,527     7.00    109     1.80%       0.49%   (30.03)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 87,605    10.70    938     1.80%       0.74%     9.22%
   2003............................................... 72,558     9.80    711     1.80%       0.78%    29.81%
   2002............................................... 29,436     7.55    222     1.80%       0.55%   (24.51)%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004............................................... 19,610     9.18    180     1.80%       0.00%     6.40%
   2003............................................... 16,464     8.62    142     1.80%       0.00%    21.15%
   2002...............................................  3,300     7.12     23     1.80%       0.00%   (28.81)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  3,077    13.57     42     1.80%       0.00%     3.20%
   2003...............................................  3,005    13.15     40     1.80%       0.00%    31.51%
American Century Variable Portfolios, Inc.:
 VP Ultra Fund -- Class I
   2004...............................................  1,061    12.83     14     1.80%       0.00%     8.68%
   2003...............................................    902    11.80     11     1.80%       0.00%    22.65%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2004...............................................  3,207     9.73     31     1.80%       0.63%     0.00%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 73,987    10.17    752     1.80%       2.76%     0.98%
   2003...............................................  8,927    10.07     90     1.80%       1.64%     1.11%
 VT Income Fund of Boston
   2004...............................................     --       --     --     1.80%       1.33%     0.00%
   2003...............................................    115    11.08      1     1.80%       0.00%    11.36%
 VT Worldwide Health Sciences Fund
   2004...............................................  2,313    13.84     32     1.80%       0.00%     4.33%
   2003...............................................  1,094    13.27     15     1.80%       0.00%    27.64%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                               Net Assets    Expenses as  Investment
                                                             --------------- % of Average   Income    Total
Type V:                                               Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                               ------ ---------- ---- ------------ ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..............................................  8,133   $12.66   $103     1.80%       6.04%     8.18%
   2003.............................................. 10,220    11.70    120     1.80%       6.55%    19.60%
   2002..............................................  1,030     9.78     10     1.80%       6.18%    (2.16)%
 Federated Kaufmann Fund II -- Service Shares
   2004..............................................  5,995    14.93     90     1.80%       0.00%    12.42%
   2003..............................................  3,471    13.28     46     1.80%       0.00%    32.81%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004.............................................. 29,932    12.48    374     1.80%       0.15%    13.09%
   2003.............................................. 13,793    11.04    152     1.80%       0.22%    25.89%
   2002..............................................  2,258     8.77     20     1.80%       0.09%   (12.32)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................. 60,159    10.94    658     1.80%       1.15%     9.23%
   2003.............................................. 52,444    10.01    525     1.80%       0.98%    27.69%
   2002.............................................. 22,674     7.84    178     1.80%       0.45%   (21.60)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004..............................................  4,319    10.22     44     1.80%       0.56%     3.62%
   2003.............................................. 13,084     9.86    129     1.80%       0.85%    21.22%
   2002.............................................. 10,477     8.13     85     1.80%       0.29%   (18.68)%
 VIP Growth Portfolio -- Service Class 2
   2004..............................................  7,706     8.96     69     1.80%       0.11%     1.27%
   2003..............................................  4,875     8.85     43     1.80%       0.09%    30.16%
   2002..............................................  1,830     6.80     12     1.80%       0.04%   (32.04)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................. 38,518    14.56    561     1.80%       0.00%    22.41%
   2003.............................................. 44,549    11.89    530     1.80%       0.21%    35.77%
   2002.............................................. 42,836     8.76    375     1.80%       0.12%   (12.40)%
Franklin Templeton Variable Insurance Products Trust:
 Mutual Shares Securities Fund -- Class 2 Shares
   2004..............................................    906    13.30     12     1.80%       0.78%    10.61%
   2003..............................................    906    12.02     11     1.80%       0.50%    22.90%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2004..............................................  2,253    14.45     33     1.80%       1.06%    16.40%
   2003..............................................    202    12.41      3     1.80%       0.05%    29.84%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2004..............................................    734    14.85     11     1.80%       2.89%    13.64%
   2003..............................................    734    13.07     10     1.80%       1.27%    29.58%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................. 14,741    10.97    162     1.80%       5.88%     1.56%
   2003.............................................. 13,639    10.81    147     1.80%       6.61%     1.73%
   2002..............................................    160    10.62      2     1.80%       3.28%     6.20%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                             Net Assets     Expenses as  Investment
                                                          ----------------- % of Average   Income    Total
Type V:                                            Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                           ------- ---------- ------ ------------ ---------- ------
 Mid-Cap Equity Fund
   2004..........................................  30,131   $11.91   $  359     1.80%       1.12%    13.94%
   2003..........................................  32,636    10.45      341     1.80%       1.57%    30.55%
   2002..........................................  19,610     8.01      157     1.80%       1.07%   (19.94)%
 Money Market Fund
   2004.......................................... 467,693     0.98      457     1.80%       1.00%    (0.86)%
   2003.......................................... 526,897     0.99      520     1.80%       0.79%    (1.03)%
   2002.......................................... 686,286     1.00      686     1.80%       1.43%    (0.33)%
 Premier Growth Equity Fund
   2004..........................................   6,558    10.10       66     1.80%       0.65%     5.11%
   2003..........................................  10,227     9.61       98     1.80%       0.19%    26.60%
   2002..........................................   1,455     7.59       11     1.80%       0.05%   (24.13)%
 Real Estate Securities Fund
   2004..........................................  13,025    16.20      211     1.80%       6.94%    29.99%
   2003..........................................   9,370    12.46      117     1.80%       9.97%    24.62%
 S&P 500(R) Index Fund
   2004.......................................... 110,320    10.28    1,134     1.80%       2.03%     8.47%
   2003.......................................... 126,905     9.48    1,203     1.80%       1.60%    25.97%
   2002..........................................  60,298     7.52      453     1.80%       1.64%   (24.75)%
 Small-Cap Value Equity Fund
   2004..........................................  17,147    11.57      198     1.80%       5.83%    13.08%
   2003..........................................  18,869    10.23      193     1.80%       0.08%    21.88%
   2002..........................................  13,607     8.40      114     1.80%       0.45%    16.03%
 Total Return Fund
   2004..........................................  12,533    12.12      152     1.80%       2.48%     6.24%
   2003..........................................  10,503    11.41      120     1.80%       1.76%    14.09%
 U.S. Equity Fund
   2004..........................................   8,543    10.00       85     1.80%       1.35%     6.22%
   2003..........................................   8,202     9.41       77     1.80%       0.93%    21.06%
   2002..........................................   2,356     7.77       18     1.80%       0.88%   (22.26)%
 Value Equity Fund
   2004..........................................  24,854    10.31      256     1.80%       1.31%     7.60%
   2003..........................................  26,208     9.59      251     1.80%       1.85%    21.82%
   2002..........................................   9,306     7.87       73     1.80%       1.41%   (21.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   2,075    13.40       28     1.80%       0.00%     6.83%
   2003..........................................     163    12.54        2     1.80%       0.00%    25.44%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 128,209    10.78    1,382     1.80%       2.34%     6.34%
   2003.......................................... 127,350    10.13    1,291     1.80%       1.98%    11.68%
   2002.......................................... 109,084     9.07      989     1.80%       2.58%    (9.26)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   1,929    11.51       22     1.80%       0.03%    15.85%
   2003..........................................   2,041     9.93       20     1.80%       0.28%    18.07%
   2002..........................................   3,613     8.41       30     1.80%       0.35%   (15.86)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income    Total
Type V:                                                Units  Unit Value 000s  Net Assets    Ratio     Return
-------                                                ------ ---------- ---- ------------ ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2004...............................................  1,594   $10.53   $ 17     1.80%       0.00%    12.17%
   2003...............................................  1,600     9.39     15     1.80%       0.00%    23.92%
   2002...............................................  2,891     7.58     22     1.80%       0.00%   (24.23)%
 Global Technology Portfolio -- Service Shares
   2004...............................................  2,839     8.45     24     1.80%       0.00%    (1.24)%
   2003...............................................  1,399     8.56     12     1.80%       0.00%    43.84%
   2002...............................................  4,779     5.95     28     1.80%       0.00%   (40.49)%
 Growth Portfolio -- Service Shares
   2004...............................................  2,883     9.34     27     1.80%       0.00%     2.33%
   2003...............................................  3,021     9.12     28     1.80%       0.00%    29.13%
   2002...............................................  1,124     7.07      8     1.80%       0.00%   (29.93)%
 International Growth Portfolio -- Service Shares
   2004...............................................  6,131    11.27     69     1.80%       0.93%    16.55%
   2003...............................................  5,991     9.67     58     1.80%       1.00%    32.11%
   2002...............................................  1,352     7.32     10     1.80%       0.64%    26.79%
 Mid Cap Growth Portfolio -- Service Shares
   2004...............................................  1,000    12.10     12     1.80%       0.00%    18.31%
   2003...............................................  1,037    10.23     11     1.80%       0.00%    32.34%
   2002...............................................  1,109     7.73      9     1.80%       0.00%   (22.70)%
 Worldwide Growth Portfolio -- Service Shares
   2004...............................................  5,678     9.14     52     1.80%       0.89%     2.65%
   2003...............................................  6,217     8.90     55     1.80%       0.91%    21.46%
   2002...............................................  4,893     7.33     36     1.80%       0.76%   (26.73)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004...............................................  7,683    10.62     82     1.80%       3.39%     2.41%
   2003...............................................    534    10.37      6     1.80%       0.63%     1.85%
 International Equity Portfolio
   2004...............................................  2,379    14.91     35     1.80%       0.48%    16.24%
   2003...............................................    973    12.83     12     1.80%       0.00%    30.06%
 Mid Cap Value Portfolio
   2004...............................................  3,884    15.36     60     1.80%       0.56%    18.88%
   2003...............................................  1,094    12.92     14     1.80%       0.31%    27.30%
 Small Company Portfolio
   2004...............................................  1,719    16.01     28     1.80%       0.00%    24.88%
   2003...............................................     40    12.82      1     1.80%       0.00%    33.53%
 U.S. Large Cap Core Equity Portfolio
   2004...............................................  2,786    13.27     37     1.80%       0.83%     0.00%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 34,396     9.31    320     1.80%       0.00%     7.02%
   2003............................................... 38,613     8.70    336     1.80%       0.00%    20.40%
   2002............................................... 34,313     7.23    248     1.80%       0.00%   (27.74)%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                   Net Assets     Expenses as  Investment
                                                                ----------------- % of Average   Income    Total
Type V:                                                  Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                 ------- ---------- ------ ------------ ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004................................................  11,501   $10.03   $  115     1.80%       0.37%     9.13%
   2003................................................  13,905     9.19      128     1.80%       0.47%    19.64%
   2002................................................   7,610     7.68       58     1.80%       0.31%   (23.17)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................   4,502     9.32       42     1.80%       0.00%     4.30%
   2003................................................   2,627     8.94       23     1.80%       0.00%    31.03%
   2002................................................     101     6.82        1     1.80%       0.00%   (31.78)%
 MFS(R) Strategic Income Series -- Service Class Shares
   2004................................................   1,208    11.73       14     1.80%       4.11%     5.61%
   2003................................................     952    11.10       11     1.80%       0.00%     8.12%
 MFS(R) Total Return Series -- Service Class Shares
   2004................................................     643    12.44        8     1.80%       0.99%     9.03%
   2003................................................     175    11.41        2     1.80%       0.36%    13.92%
 MFS(R) Utilities Series -- Service Class Shares
   2004................................................   5,013    13.53       68     1.80%       1.14%    27.51%
   2003................................................   2,712    10.61       29     1.80%       2.09%    33.13%
   2002................................................   1,548     7.97       12     1.80%       2.08%   (20.77)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................   7,853    13.69      108     1.80%       0.00%     0.00%
 Nations Marsico International Opportunities Portfolio
   2004................................................   1,931    15.30       30     1.80%       0.52%    14.50%
   2003................................................   1,127    13.36       15     1.80%       0.01%    33.59%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004................................................     177    14.04        2     1.80%       0.00%    17.28%
   2003................................................     101    11.97        1     1.80%       0.00%    19.73%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................     452    10.92        5     1.80%       0.00%     9.23%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004................................................   4,496    13.30       60     1.80%       0.15%     4.70%
   2003................................................     997    12.71       13     1.80%       0.03%    28.34%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004................................................  36,982    12.25      453     1.80%       1.04%    16.74%
   2003................................................  37,800    10.49      397     1.80%       0.49%    40.29%
   2002................................................  19,752     7.48      148     1.80%       0.11%   (25.22)%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004................................................ 144,709    10.40    1,505     1.80%       0.67%     7.18%
   2003................................................ 168,642     9.71    1,637     1.80%       0.79%    24.16%
   2002................................................ 136,697     7.82    1,069     1.80%       0.21%   (21.83)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004................................................  15,415    15.61      241     1.80%       0.00%    17.04%
   2003................................................   8,173    13.34      109     1.80%       0.00%    41.65%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets     Expenses as  Investment
                                                               ----------------- % of Average   Income    Total
Type V:                                                 Units  Unit Value  000s   Net Assets    Ratio     Return
-------                                                ------- ---------- ------ ------------ ---------- ------
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................   1,523   $11.07   $   17     1.80%       2.94%     3.66%
   2003...............................................   9,075    10.68       97     1.80%       2.64%     0.42%
   2002...............................................   8,408    10.63       89     1.80%       1.97%     6.32%
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  26,261    12.59      331     1.80%       6.78%     7.57%
   2003...............................................  22,290    11.70      261     1.80%       7.38%    20.64%
   2002...............................................  12,000     9.70      116     1.80%       7.28%    (3.01)%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................  64,930    12.59      817     1.80%       4.35%     5.63%
   2003............................................... 105,328    11.91    1,255     1.80%       4.02%     2.03%
   2002...............................................  92,981    11.68    1,086     1.80%       3.35%    16.78%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 129,504    11.34    1,469     1.80%       2.65%     3.00%
   2003............................................... 142,859    11.01    1,573     1.80%       3.31%     3.15%
   2002............................................... 111,409    10.68    1,190     1.80%       3.39%     6.76%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     622    12.98        8     1.80%       0.04%     7.25%
   2003...............................................     670    12.10        8     1.80%       0.00%    21.00%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  26,709     9.38      251     1.80%       0.00%     7.38%
   2003...............................................     634     8.74        6     1.80%       0.00%    42.80%
   2002...............................................     699     6.12        4     1.80%       0.00%   (38.80)%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2004...............................................     582    14.87        9     1.80%       0.00%    -0.35%
   2003...............................................     582    14.92        9     1.80%       0.00%    43.56%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2004...............................................     399    16.47        7     1.80%       0.28%    23.27%
   2003...............................................      38    13.36        1     1.80%       0.00%    39.10%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  14,166    11.89      168     1.80%       0.52%    15.31%
   2003...............................................   7,135    10.31       74     1.80%       0.13%    28.42%
   2002...............................................   2,539     8.03       20     1.80%       0.00%   (19.71)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   1,970     8.92       18     1.80%       0.00%     4.86%
   2003...............................................     842     8.51        7     1.80%       0.00%    18.59%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 10,432   $11.83   $123     1.70%       0.00%    8.95%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 19,348    11.89    230     1.70%       0.74%    9.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  1,335    11.21     15     1.70%       0.00%    6.50%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    539    10.84      6     1.70%       0.00%    3.30%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 20,684    10.12    209     1.70%       2.76%    1.08%
 VT Worldwide Health Sciences Fund
   2004...............................................  5,056    11.20     57     1.70%       0.00%    4.43%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  6,419    11.06     71     1.70%       6.04%    8.29%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................... 11,802    11.59    137     1.70%       0.00%   12.54%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 12,674    11.96    152     1.70%       0.15%   13.20%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................    142    10.67      2     1.70%       0.00%   (0.44)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 14,918    12.04    180     1.70%       1.15%    9.34%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  1,559    10.96     17     1.70%       0.56%    3.73%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  1,663    10.72     18     1.70%       0.11%    1.37%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 17,053    13.15    224     1.70%       0.00%   22.54%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    203    11.25      2     1.70%       0.00%   12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................... 11,227    10.18    114     1.70%       5.88%    1.66%
 Mid-Cap Equity Fund
   2004...............................................  5,460    12.05     66     1.70%       1.12%   14.05%
 Money Market Fund
   2004............................................... 51,664     9.91    512     1.70%       1.00%   (0.76)%
 Premier Growth Equity Fund
   2004...............................................  2,258    11.17     25     1.70%       0.65%    5.21%
 Real Estate Securities Fund
   2004...............................................  3,951    13.51     53     1.70%       6.94%   30.12%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                  Net Assets    Expenses as  Investment
                                                                --------------- % of Average   Income   Total
Type VI:                                                 Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                                 ------ ---------- ---- ------------ ---------- ------
 S&P 500(R) Index Fund
   2004................................................. 12,699   $11.66   $148     1.70%       2.03%    8.58%
 Small-Cap Value Equity Fund
   2004.................................................  6,810    12.18     83     1.70%       5.83%   13.19%
 Total Return Fund
   2004.................................................  8,024    11.21     90     1.70%       2.48%    6.35%
 U.S. Equity Fund
   2004.................................................  3,095    11.39     35     1.70%       1.35%    6.33%
 Value Equity Fund
   2004.................................................  2,802    11.56     32     1.70%       1.31%    7.71%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  1,088    11.56     13     1.70%       0.00%    6.94%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 12,244    11.02    135     1.70%       2.34%    6.45%
 International Growth Portfolio -- Service Shares
   2004.................................................    646    12.83      8     1.70%       0.93%   16.67%
Merrill Lynch Variable Series Fund, Inc.:
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................  2,383    10.86     26     1.70%       1.91%    8.60%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................  5,634    11.26     63     1.70%       0.00%    7.13%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................  2,163    11.66     25     1.70%       0.37%    9.24%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  1,655    10.75     18     1.70%       0.00%    4.40%
 MFS(R) Utilities Series -- Service Class Shares
   2004.................................................  3,568    13.93     50     1.70%       1.14%   27.64%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................. 16,607    11.58    192     1.70%       0.00%   11.11%
 Nations Marsico International Opportunities Portfolio
   2004................................................. 11,130    12.48    139     1.70%       0.52%   14.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004.................................................  1,687    12.03     20     1.70%       0.00%   17.40%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................    320    10.93      3     1.70%       0.00%    9.31%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004................................................. 17,912    11.21    201     1.70%       0.15%    4.80%

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               December 31, 2004

                                                                Net Assets    Expenses as  Investment
                                                              --------------- % of Average   Income   Total
Type VI:                                               Units  Unit Value 000s  Net Assets    Ratio    Return
--------                                               ------ ---------- ---- ------------ ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................  4,861   $12.74   $ 62     1.70%       1.04%   16.86%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004............................................... 14,912    11.41    170     1.70%       0.67%    7.29%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004...............................................  8,446    12.38    105     1.70%       0.00%   17.15%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 14,878    11.03    164     1.70%       6.78%    7.68%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004............................................... 13,743    10.55    145     1.70%       4.35%    5.74%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 44,613    10.34    461     1.70%       2.65%    3.11%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................    172    12.35      2     1.70%       0.00%   13.42%
Rydex Variable Trust:
 OTC Fund
   2004...............................................    102    11.45      1     1.70%       0.00%    7.49%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  6,673    11.41     76     1.70%       0.31%    6.24%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  8,744    12.49    109     1.70%       0.52%   15.43%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................  1,369    10.90     15     1.70%       0.00%    4.96%

Type VII:
---------
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 32,826    11.63    382     1.50%       2.48%   10.33%

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Financial Statements

                     Year ended December 31, 2004 and 2003

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm................. F-1

   Statements of Income.................................................... F-2

   Balance Sheets.......................................................... F-3

   Statements of Stockholder's Interest.................................... F-4

   Statements of Cash Flows................................................ F-5

   Notes to Financial Statements........................................... F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Capital Life Assurance Company of New York:

We have audited the accompanying balance sheets of GE Capital Life Assurance Company of New York (the Company) as of December 31, 2004 and 2003, and the related statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of GE Capital Life Assurance Company of New York as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
April 1, 2005

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                             Statements of Income
                         (Dollar amounts in millions)

                              Years Ended December 31,
                              ------------------------
                               2004     2003    2002
                              ------   ------  ------
Revenues:
   Net investment income..... $219.7   $245.5  $220.7
   Premiums..................  193.1    236.5   221.5
   Net realized
     investment gains
     (losses)................   (0.3)     3.1     7.5
   Other income..............    5.2      2.8     1.2
                              ------   ------  ------
       Total revenues........  417.7    487.9   450.9
                              ------   ------  ------
Benefits and expenses:
   Interest credited.........  120.9    142.7   129.6
   Benefits and other
     changes in policy
     reserves................  180.5    253.2   259.3
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........   38.3     29.0    31.6
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   24.7     34.3    17.2
                              ------   ------  ------
       Total benefits
         and expenses........  364.4    459.2   437.7
                              ------   ------  ------
Income before income
  taxes......................   53.3     28.7    13.2
Provision (benefit) for
  income taxes...............  (25.7)    10.0     0.4
                              ------   ------  ------
Net income................... $ 79.0   $ 18.7  $ 12.8
                              ======   ======  ======

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                                Balance Sheets
              (Dollar amounts in millions, except share amounts)

                               December 31,
                             -----------------
                               2004     2003
                             -------- --------
Assets
Investments:
   Fixed maturities
     available-for-sale,
     at fair value.......... $3,716.8 $4,147.7
   Equity securities
     available-for-sale,
     at fair value..........     47.3     45.4
   Mortgage loans, net
     of valuation
     allowance of $4.7
     and $4.2 at
     December 31, 2004
     and 2003,
     respectively...........    543.3    485.5
   Policy Loans.............      1.0      1.3
   Other invested assets....    293.9     62.4
   Short-term investments...       --     34.9
                             -------- --------
      Total investments.....  4,602.3  4,777.2
                             -------- --------
Cash and cash equivalents...     18.4     28.3
Accrued investment income...     44.6     79.9
Deferred acquisition
 costs......................    235.7    232.1
Goodwill....................     54.1     54.1
Intangible assets...........     10.1     82.9
Other assets................     30.5     37.2
Reinsurance recoverable.....  1,208.5     18.6
Separate account assets.....    232.3    146.0
                             -------- --------
      Total assets.......... $6,436.5 $5,456.3
                             -------- --------
Liabilities and
Stockholder's Interest
Liabilities:
   Future annuity and
     contract benefits...... $4,935.0 $4,309.7
   Liability for policy
     and contract claims....    173.5    141.1
   Unearned premiums........     47.6     44.6
   Other policyholder
     liabilities............      5.8     25.8
   Accounts payable and
     accrued expenses.......    351.1    133.4
   Deferred income tax
     liability..............     35.1     60.8
   Separate account
     liabilities............    232.3    146.0
                             -------- --------
      Total liabilities.....  5,780.4  4,861.4
                             -------- --------
Stockholder's interest:
   Net unrealized
     investment gains.......     53.9     70.1
                             -------- --------
   Accumulated non-owner
     changes in
     stockholder's
     interest...............     53.9     70.1
   Common stock ($1,000
     par value, 2,000
     shares authorized,
     issued and
     outstanding)...........      2.0      2.0
   Additional paid-in
     capital................    422.6    422.6
   Retained earnings........    177.6    100.2
                             -------- --------
      Total
        stockholder's
        interest............    656.1    594.9
                             -------- --------
      Total liabilities
        and
        stockholder's
        interest............ $6,436.5 $5,456.3
                             ======== ========

                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                     Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                        Accumulated
                               Common Stock  Additional  Non-owner               Total
                               -------------  Paid-In     Changes   Retained Stockholder's
                               Shares Amount  Capital    In Equity  Earnings   Interest
                               ------ ------ ---------- ----------- -------- -------------
Balances at January 1,
  2002........................ 2,000   $2.0    $387.6     $ (2.7)    $ 68.7     $455.6
                               -----   ----    ------     ------     ------     ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       12.8       12.8
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       56.9         --       56.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       69.7
Capital contribution..........    --     --      35.0         --         --       35.0
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2002........................ 2,000    2.0     422.6       54.2       81.5      560.3
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       18.7       18.7
   Net unrealized gains
     on investment
     securities (a)...........    --     --        --       15.9         --       15.9
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       34.6
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2003........................ 2,000    2.0     422.6       70.1      100.2      594.9
                                                                                ------
Changes other than
  transactions with
  stockholder:
   Net income.................    --     --        --         --       79.0       79.0
   Net unrealized losses
     on investment
     securities (a)...........    --     --        --      (16.2)        --      (16.2)
                                                                                ------
       Total changes
         other than
         transactions
         with stockholder.....    --     --        --         --         --       62.8
Dividends declared............    --     --        --         --       (1.6)      (1.6)
                               -----   ----    ------     ------     ------     ------
Balances at December 31,
  2004........................ 2,000   $2.0    $422.6     $ 53.9     $177.6     $656.1
                               =====   ====    ======     ======     ======     ======

--------
(a)Presented net of deferred taxes of $8.4 million, $(8.3) million and $(30.8) million in 2004, 2003 and 2002, respectively.



                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                           Statements of Cash Flows
                         (Dollar amounts in millions)

                                            Years Ended December 31,
                                        -------------------------------
                                           2004       2003       2002
                                        ---------  ---------  ---------
Cash flows from
  operating activities:
   Net income.......................... $    79.0  $    18.7  $    12.8
   Adjustments to
     reconcile net
     income to net cash
     from operating
     activities:
       Change in future
         policy benefits...............     288.7      308.5      325.7
   Net realized
     investment (gains)
     losses............................       0.3       (3.1)      (7.5)
   Amortization of
     investment premiums
     and discounts.....................       8.1       15.8        4.4
   Acquisition costs
     deferred..........................     (59.4)     (75.6)     (71.7)
   Amortization of
     intangibles, net..................      24.7       34.3       17.2
   Deferred income taxes...............     (17.5)      27.3      (13.7)
   Change in certain
     assets and
     liabilities:
       (Increase)
         decrease in:
          Accrued
            investment
            income.....................      35.3      (15.1)       4.3
          Other assets,
            net........................       4.5       64.7      149.1
       Increase
         (decrease) in:
          Other
            policyholder
            related
            balances...................     (20.1)     (29.4)     (15.3)
          Policy and
            contract
            claims.....................     (60.8)      29.2       32.2
          Accounts
            payable and
            accrued
            expenses...................     (31.5)      69.7     (122.9)
                                        ---------  ---------  ---------
              Net cash
                from
                operating
                activities.............     251.3      445.0      314.6
                                        ---------  ---------  ---------
Cash flows from
  investing activities:
   Short-term investing
     activities, net...................      34.9         --      (29.9)
   Proceeds from sales
     and maturities of
     investments in
     securities........................     658.0      851.2    1,201.1
   Purchases of
     securities........................  (1,224.1)  (1,499.6)  (1,835.2)
   Mortgage and policy
     loan originations.................    (154.3)    (201.1)     (69.7)
   Principal collected
     on mortgage and
     policy loans......................      95.9       57.1       64.6
                                        ---------  ---------  ---------
              Net cash
                from
                investing
                activities.............    (589.6)    (792.4)    (669.1)
                                        ---------  ---------  ---------
Cash flows from
  financing activities:
   Proceeds from
     issuance of
     investment contracts..............     640.4      557.5      583.9
   Capital contribution................        --         --       35.0
   Redemption and
     benefit payments on
     investment contracts..............    (312.0)    (221.1)    (228.6)
                                        ---------  ---------  ---------
              Net cash
                from
                financing
                activities.............     328.4      336.4      390.3
                                        ---------  ---------  ---------
              Net
                increase
                (decrease)
                in cash
                and cash
                equivalents............      (9.9)     (11.0)      35.8
Cash and cash
  equivalents at
  beginning of year....................      28.3       39.3        3.5
                                        ---------  ---------  ---------
Cash and cash
  equivalents at end of
  year................................. $    18.4  $    28.3  $    39.3
                                        =========  =========  =========


                See accompanying notes to financial statements.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                         Notes to Financial Statements

                 Years Ended December 31, 2004, 2003, and 2002


(1)Basis of Presentation and Summary of Significant Accounting Policies

   The accompanying financial statements include the historical operations and accounts of GE Capital Life Assurance Company of New York ("GECLA-NY"). GECLA-NY (the "Company", "we", "us", or "our" unless context otherwise requires) is a wholly-owned subsidiary of General Electrical Capital Assurance Company ("GE Capital Assurance"), which, in turn, is a wholly-owned subsidiary of GNA Corporation ("GNA").

   On May 24, 2004, GE Financial Assurance Holdings, Inc., ("GEFAHI") transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA, our indirect parent. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. As of December 31, 2004, approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI owns approximately 70% of Genworth's common stock as December 31, 2004.

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (b) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities (variable and fixed) which are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, whole life and long-term care insurance.

   We market and sell products in the State of New York through financial institutions and various agencies. During 2004, 2003 and 2002, 70%, 55%, and 78% respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 52%, 34%, and 55%, respectively, of total product sales.

  (c) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (d) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (e) Other Income

   Other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (f) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Balance Sheets and Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (g) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (h) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in accounts payable and accrued expenses for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $293.9 million and $62.4 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $5.3 million and $0 million at December 31, 2004 and 2003, respectively.

  (i) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (j) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities are stated at fair value. Other long-term investments are stated generally at amortized cost.

  (k) Deferred Acquisition Costs

   Acquisition costs include costs that vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (l) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

  (m) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (n) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (o) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (p) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (q) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (r) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (s) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 on net income and other comprehensive income was immaterial.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

GMDB rider that provides for an enhanced death benefit. The minimum death benefit that we contractually guarantee to be paid on receipt of due proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of two or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, or (c) the highest contract value on an anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, from the policy.

   The total account value of our variable annuities with GMDBs, net of reinsurance, which includes both separate account and fixed account assets, was approximately $0 million and $74.8 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 million at January 1 and December 31, 2004. Account value at December 31, 2004 was made up of $34.9 million of return of premium and $39.9 million of ratchet.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 60.1 years of age as of December 31, 2004.

   The liability for our GMDBs on variable annuity contracts net of reinsurance was $0 million at December 31, 2004. Benefits paid and incurred GMDB, net of reinsurance, were $0 million for the year ended December 31, 2004.

   The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Balance Sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $3.1 million. Deferred sales inducements to contractholders are reported as separate intangible assets and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we amortized sales inducements to contractholders of $0.1 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(2)Investment Securities

  (a) Net Investment Income

   For the years ended December 31, the sources of investment income were as follows:

(Dollar amounts in millions)            2004    2003    2002
----------------------------           ------  ------  ------
Fixed maturities and equity securities $192.0  $219.0  $197.1
Mortgage and policy loans.............   31.3    30.6    26.4
                                       ------  ------  ------
Gross investment income...............  223.3   249.6   223.5
Investment expenses...................   (3.6)   (4.1)   (2.8)
                                       ------  ------  ------
Net investment income................. $219.7  $245.5  $220.7
                                       ======  ======  ======

  (b) Fixed Maturities and Equity Securities

   For the years ended December 31, sales proceeds and gross realized investment gains and losses resulting from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003    2002
----------------------------          -----  ------  ------
Gross realized investment:
   Gains............................. $ 3.4  $ 14.0  $ 33.8
   Losses, including impairments (a).  (3.7)  (10.9)  (26.3)
                                      -----  ------  ------
Net realized investment gains........ $(0.3) $  3.1  $  7.5
                                      =====  ======  ======

--------
(a)Impairments were $(0.8), $(2.7), and $(16.8) in 2004, 2003 and 2002, respectively.

   Net unrealized gains and losses on investment securities classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale securities are reflected as a separate component of stockholder's interest at December 31 and are summarized as follows:

   Net unrealized gains (losses) on available-for-sale investment securities before adjustments:

(Dollar amounts in millions)                                                       2004    2003    2002
----------------------------                                                      ------  ------  ------
Fixed maturities................................................................. $115.9  $163.8  $ 90.0
Equity securities................................................................    6.1     4.1    (4.3)
                                                                                  ------  ------  ------
   Subtotal......................................................................  122.0   167.9    85.7
Adjustments to the present value of future profits and deferred acquisition costs  (39.1)  (60.4)   (2.4)
Deferred income taxes............................................................  (29.0)  (37.4)  (29.1)
                                                                                  ------  ------  ------
   Net unrealized gains on available-for-sale investment securities.............. $ 53.9  $ 70.1  $ 54.2
                                                                                  ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in stockholder's interest is as follows:

(Dollar amounts in millions)                                                                              2004    2003   2002
----------------------------                                                                             ------  -----  -----
Net unrealized gains (losses) on investment securities as of January 1.................................. $ 70.1  $54.2  $(2.7)
Unrealized gains (losses) on investment securities -- net of deferred taxes of $8.3, $(9.5), and $(33.4)  (16.0)  17.9   61.8
Reclassification adjustments to net realized investment losses, net of deferred taxes of $0.1, $1.2
  and $2.6..............................................................................................   (0.2)  (2.0)  (4.9)
                                                                                                         ------  -----  -----
Net unrealized gains on investment securities as of December 31......................................... $ 53.9  $70.1  $54.2
                                                                                                         ======  =====  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, the amortized cost, gross unrealized gains and losses, and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                                  Gross      Gross
2004                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   21.7    $  2.2     $   --   $   23.9
   Non-U.S. government...............................     50.8       3.6         --       54.4
   Non-U.S. corporate................................    352.5      14.0       (1.3)     365.2
   U.S. corporate....................................  1,471.1      58.7       (5.2)   1,524.6
   Public utilities..................................    504.5      31.2       (0.7)     535.0
   Mortgage-backed...................................  1,046.7      16.3       (4.5)   1,058.5
   Asset-backed......................................    153.6       1.7       (0.1)     155.2
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,600.9     127.7      (11.8)   3,716.8
   Non-redeemable preferred stock....................     41.2       6.2       (0.1)      47.3
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $3,642.1    $133.9     $(11.9)  $3,764.1
                                                      ========    ======     ======   ========

                                                                  Gross      Gross
2003                                                  Amortized Unrealized Unrealized  Fair
(Dollar amounts in millions)                            Cost      Gains      Losses    Value
----------------------------                          --------- ---------- ---------- --------
Fixed maturities:
   U.S. government and agency........................ $   31.7    $  1.2     $   --   $   32.9
   Non-U.S. government...............................     42.2       2.4       (0.1)      44.5
   Non-U.S. corporate................................    454.0      21.3       (2.8)     472.5
   U.S. corporate....................................  1,875.0      92.6      (13.3)   1,954.3
   Public utilities..................................    639.8      44.5       (2.3)     682.0
   Mortgage-backed...................................    670.0      17.2       (3.7)     683.5
   Asset-backed......................................    271.2       7.0       (0.2)     278.0
                                                      --------    ------     ------   --------
       Total fixed maturities........................  3,983.9     186.2      (22.4)   4,147.7
   Non-redeemable preferred stock....................     41.3       4.2       (0.1)      45.4
                                                      --------    ------     ------   --------
          Total available-for-sale securities........ $4,025.2    $190.4     $(22.5)  $4,193.1
                                                      ========    ======     ======   ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $1.1 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.8 million, $2.7 million and $16.8 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

2004
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   Non-U.S. government...............    $  2.0      $  2.0     $  --       --        3
   U.S. corporate....................     211.7       209.2      (2.5)     1.2%      57
   Non-U.S. corporate................      74.0        73.0      (1.0)     1.4%      16
   Asset Backed......................      10.9        10.8      (0.1)     0.9%       5
   Mortgage Backed...................     431.5       427.3      (4.2)     1.0%      64
                                         ------      ------     -----      ---      ---
Total temporarily impaired securities    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $730.1      $722.3     $(7.8)     1.1%     145
   20-50% Below cost.................        --          --        --       --       --
   (greater than) 50% Below cost.....        --          --        --       --       --
                                         ------      ------     -----      ---      ---
Total fixed maturities...............    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===
Investment Grade.....................    $712.2      $704.8     $(7.4)     1.0%     137
Below Investment Grade...............      15.9        15.6      (0.3)     1.9%       7
Not rated-fixed maturities...........       2.0         1.9      (0.1)     5.0%       1
                                         ------      ------     -----      ---      ---
Total................................    $730.1      $722.3     $(7.8)     1.1%     145
                                         ======      ======     =====      ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2004
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $39.8       $36.5      $(3.3)     8.3%      14
   Non-U.S. corporate................      9.5         9.1       (0.4)     4.2%       3
   Mortgage Backed...................      8.6         8.3       (0.3)     3.5%       6
                                         -----       -----      -----     ----       --
   Subtotal, fixed maturities........     57.9        53.9       (4.0)     6.9%      23
   Equity securities.................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $54.1       $51.3      $(2.8)     5.2%      21
   20-50% Below cost.................      3.8         2.6       (1.2)    31.6%       2
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............     57.9        53.9       (4.0)     6.9%      23
                                         -----       -----      -----     ----       --
% Below cost-Equity securities
   (less than) 20% Below cost........      1.5         1.4       (0.1)     6.7%       1
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total equity securities..............      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==
Investment Grade.....................    $41.3       $39.6      $(1.7)     4.1%      17
Below Investment Grade...............     16.6        14.3       (2.3)    13.9%       6
Not rated equities...................      1.5         1.4       (0.1)     6.7%       1
                                         -----       -----      -----     ----       --
Total................................    $59.4       $55.3      $(4.1)     6.9%      24
                                         =====       =====      =====     ====       ==

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2003
(Dollar amounts in millions)                           Less than 12 Months
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $467.3      $455.5     $(11.8)    2.5%     115
   Non-U.S. government...............       4.7         4.6       (0.1)    2.1%       8
   Non-U.S. corporate................     136.1       133.5       (2.6)    1.9%      35
   Asset Backed......................      10.2        10.0       (0.2)    2.0%       2
   Mortgage Backed...................     204.4       200.7       (3.7)    1.8%      41
                                         ------      ------     ------     ---      ---
Subtotal, fixed maturities...........     822.7       804.3      (18.4)    2.2%     201
Equity securities....................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $822.7      $804.3     $(18.4)    2.2%     201
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total fixed maturities...............     822.7       804.3      (18.4)    2.2%     201
                                         ------      ------     ------     ---      ---
% Below cost-equity securities
   (less than) 20% Below cost........       1.4         1.3       (0.1)    7.1%       1
   20-50% Below cost.................        --          --         --      --       --
   (greater than) 50% Below cost.....        --          --         --      --       --
                                         ------      ------     ------     ---      ---
Total equity securities..............       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total temporarily impaired securities    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===
Investment grade.....................    $765.3      $748.6     $(16.7)    2.2%     181
Below investment grade...............      46.9        45.3       (1.6)    3.4%      17
Not rated-fixed maturities...........      10.5        10.4       (0.1)    1.0%       3
Not rated-equities...................       1.4         1.3       (0.1)    7.1%       1
                                         ------      ------     ------     ---      ---
Total................................    $824.1      $805.6     $(18.5)    2.2%     202
                                         ======      ======     ======     ===      ===

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


2003
(Dollar amounts in millions)                            12 Months or More
----------------------------          -----------------------------------------------------
                                                                Gross
                                       Amortized              unrealized % Below    # of
                                      cost or cost Fair value   losses    cost   securities
Description of Securities             ------------ ---------- ---------- ------- ----------
Fixed maturities:
   U.S. corporate....................    $36.3       $32.7      $(3.6)     9.9%      11
   Non-U.S. corporate................      5.0         4.6       (0.4)     8.0%       1
                                         -----       -----      -----     ----       --
Total temporarily impaired securities    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
% Below cost-Fixed maturities
   (less than) 20% Below cost........    $41.3       $37.3      $(4.0)     9.7%      12
   20-50% Below cost.................       --          --         --       --       --
   (greater than) 50% Below cost.....       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total fixed maturities...............    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==
Investment grade.....................    $13.7       $12.7      $(1.0)     7.3%       5
Below investment grade...............     27.6        24.6       (3.0)    10.9%       7
Not rated fixed maturities...........       --          --         --       --       --
                                         -----       -----      -----     ----       --
Total................................    $41.3       $37.3      $(4.0)     9.7%      12
                                         =====       =====      =====     ====       ==

   The investment securities in an unrealized loss position for less than twelve months, account for $7.8 million or 65.5% of the total unrealized losses. Of the securities in this category, there are no securities with an unrealized loss in excess of $1.0 million.

   The investment securities in an unrealized loss position for twelve months or more account for $4.1 million or 34.5% of the total unrealized losses. There are 11 fixed maturity securities in three industry groups that account for $2.6 million or 63.4% of the unrealized losses in this category. Of the securities in this category, there are no securities with an unrealized loss in excess of $2.0 million.

   Five of these 11 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million. The unrealized losses of the securities are due to a higher interest rate environment for the year ended December 31, 2004.

   Three of these 11 securities are in the transportation sector and are related to the airline industry. One hundred percent of our airline securities are collateralized by commercial aircraft associated with seven domestic airlines. The collateral underlying these securities consists of commercial jet aircraft. We believe these security holdings are in a loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry.

   The remaining three of these 11 securities are in the consumer cyclical sector. Within this sector, no single issuer has unrealized losses greater than $0.2 million.

   We review all of our investment securities routinely and provide for all amounts that we do not expect either to collect in accordance with the contractual terms of the instruments or to recover based on underlying collateral values.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


                                        Amortized   Estimated
(Dollar amounts in millions)           cost or cost fair value
----------------------------           ------------ ----------
Due in one year or less...............   $  140.2    $  142.7
Due after one year through five years.      888.9       921.9
Due after five years through ten years      697.2       718.4
Due after ten years...................      674.3       720.1
                                         --------    --------
Subtotal..............................    2,400.6     2,503.1
Mortgaged and asset backed securities.    1,200.3     1,213.7
                                         --------    --------
Totals................................   $3,600.9    $3,716.8
                                         ========    ========

   Our investments (excluding mortgage and asset-backed securities) subject to certain call provisions were $247.7 million and $261.7 million at December 31, 2004 and 2003, respectively.

   As required by law, we have investments on deposit with governmental authorities and banks for the protection of policyholders of $0.5 million and $0.6 million at December 31, 2004 and December 31, 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 25%, 23% and 14% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   At December 31, 2004, we did not hold any fixed maturity securities that exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

(Dollar amounts in millions)            2004                       2003
---------------------------- -------------------------  -------------------------
            Rating Agency
  NAIC       Equivalent      Amortized  Fair            Amortized  Fair
 Rating      Designation       cost     Value   Percent   cost     Value   Percent
 ------     -------------    --------- -------- ------- --------- -------- -------
    1     Aaa/Aa/A.......... $2,280.4  $2,335.7   62.8% $2,306.9  $2,391.4   57.6%
    2     Baa...............  1,111.6   1,163.0   31.3%  1,433.9   1,507.7   36.4%
    3     Ba................    168.5     177.2    4.8%    157.1     164.9    4.0%
    4     B.................     33.6      35.8    1.0%     62.6      61.6    1.5%
    5     Caa and lower.....      6.8       5.1    0.1%     13.0      11.7    0.3%
    6     In or near default       --        --     --       1.4       1.4     --
Not Rated Not rated.........       --        --     --       9.0       9.0    0.2%
                             --------  --------  -----  --------  --------  -----
          Totals............ $3,600.9  $3,716.8  100.0% $3,983.9  $4,147.7  100.0%
                             ========  ========  =====  ========  ========  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   At December 31, 2004 and 2003, there were no fixed maturities in default (issuer has missed a coupon payment or entered bankruptcy).

  (c) Mortgage and Other Loans

   At December 31, 2004 and 2003, our US Mortgage Loan portfolio was $543.3 million and $485.5 million, net of allowance of $4.7 million and $4.2 million, respectively.

   At December 31, 2004 and 2003, respectively, we held $125.1 million and $132.1 million in US Mortgages secured by real estate in California, comprising 23.0% and 27.0% of the total mortgage portfolio. For the years ended December 31, 2004 and 2003 respectively, we originated $29.1 million and $50.4 million of mortgages secured by real estate in California, which represent 20.5% and 25.0%, of our total US originations for those years.

   As of December 31, 2004 and 2003, we were committed to fund $21.5 million and $1.4 million, respectively, in U.S. mortgage loans.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans, and therefore applies principally to our commercial loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($5.5 million as of December 31, 2004 and $1.3 million as of December 31, 2003). Average investment in impaired loans during 2004 was $2.2 million. Average investment in impaired loans during 2003 was $0.3 million. There was no average investment in impaired loans during 2002. Interest income recognized on these loans while they were considered impaired was insignificant in each of the three years.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)            2004   2003  2002
----------------------------           -----  -----  ----
Balance at January 1.................. $ 4.2  $ 3.0  $2.6
Provision charged to operations.......   1.4    2.0   0.4
Amounts written off, net of recoveries  (0.9)  (0.8)   --
                                       -----  -----  ----
Balance at December 31................ $ 4.7  $ 4.2  $3.0
                                       =====  =====  ====

   The allowance for losses on mortgage loans at December 31, 2004, 2003, and 2002 represented 0.9% of gross mortgage loans for all periods.

   There were no non-income producing mortgage loans as of December 31, 2004, 2003 and 2002.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  ------
Unamortized balance at January 1.......................................... $288.5  $236.7  $180.1
Costs deferred............................................................   59.4    75.6    71.7
Amortization, net.........................................................  (23.3)  (23.8)  (15.1)
Amounts transferred in connection with reinsurance transactions with UFLIC  (51.9)     --      --
                                                                           ------  ------  ------
Unamortized balance at December 31........................................  272.7   288.5   236.7
Cumulative effect of net unrealized investment gains......................  (37.0)  (56.4)   (2.6)
                                                                           ------  ------  ------
Balance at December 31.................................................... $235.7  $232.1  $234.1
                                                                           ======  ======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                         2004                        2003
                                              --------------------------  --------------------------
                                              Gross carrying Accumulated  Gross carrying Accumulated
(Dollar amounts in millions)                      amount     amortization     amount     amortization
----------------------------                  -------------- ------------ -------------- ------------
Present value of future profits ("PVFP").....     $68.8         $(61.7)       $143.3        $(60.4)
Deferred sales inducements to contractholders       3.1           (0.1)           --            --
                                                  -----         ------        ------        ------
Total........................................     $71.9         $(61.8)       $143.3        $(60.4)
                                                  =====         ======        ======        ======

  (a) Present Value of Future Profits (PVFP)

   The method used by us to value PVFP in connection with acquisitions is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2004    2003    2002
----------------------------                                               ------  ------  -----
Unamortized balance at January 1.......................................... $ 86.9  $ 97.4  $99.5
Interest accreted at 0.9%, 6.9% and 7.2%, respectively....................    0.4     6.3    7.1
Amortization..............................................................   (1.8)  (16.8)  (9.2)
Amounts transferred in connection with reinsurance transactions with UFLIC  (76.3)     --     --
                                                                           ------  ------  -----
Unamortized balance at December 31........................................    9.2    86.9   97.4
Cumulative effect of net unrealized investment gains (losses).............   (2.1)   (4.0)   0.2
                                                                           ------  ------  -----
Balance at December 31.................................................... $  7.1  $ 82.9  $97.6
                                                                           ======  ======  =====

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005.......................... 18.0%
2006.......................... 17.1%
2007.......................... 15.2%
2008.......................... 13.0%
2009.......................... 11.0%

  (b) Goodwill

   Effective January 1, 2002, goodwill is no longer amortized but is tested for impairment using a fair value methodology at least annually at the reporting unit level. No impairment charge was recognized in 2004, 2003 or 2002. Goodwill balance, net of accumulated amortization, was comprised of the following at December 31, 2004 and 2003:

(Dollar amounts in millions)
----------------------------
Retirement Income and Investments $25.3
Protection.......................  28.8
Corporate and Other..............    --
                                  -----
Total............................ $54.1
                                  =====

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an indirect, wholly-owned subsidiary of GE, in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from Travelers Insurance Company, a subsidiary of Citigroup, Inc. ("Travelers"). Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $280.6 million and $287.0 million as of December 31, 2004 and December 31, 2003, respectively. Our in-force structured settlements reinsured had aggregate policyholder reserves of $390.5 million and $386.1 million as of December 31, 2004 and December 31, 2003, respectively. The block of long-term care insurance policies that we reinsured in 2000 from Travelers of business had aggregate reserves of $513.2 million and $455.0 million as of December 31, 2004 and December 31, 2003, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $1.1 billion at January 1, 2004. As of December 31, 2004, we had $169.9 million in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Certain policy risks are reinsured with other insurance companies to limit the amount of loss exposure. Reinsurance contracts do not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurer that could have a material impact on our results of operations.

   We have a reinsurance agreement with an affiliated company whereby we assumed all liabilities and future premiums related to the affiliate's New York business. Certain fixed maturities with a fair value of $46.4 million and $31.7 million at December 31, 2004 and 2003, respectively were held in trust for the benefit of policyholders.

   The maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $0.2. million. Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)          2004   2003   2002
----------------------------         -----  -----  ------
Direct life insurance in force...... $12.8  $ 8.4  $  3.1
Amounts assumed from other companies  83.9   90.1    97.1
Amounts ceded to other companies....  (2.4)    --      --
                                     -----  -----  ------
Net life insurance in force......... $94.3  $98.5  $100.2
                                     -----  -----  ------
Percentage of amount assumed to net.  89.0%  91.5%   96.9%
                                     =====  =====  ======

   The effects of reinsurance on premiums written and earned for the years ended December 31 were as follows:

                                            Written                 Earned
                                    ----------------------  ----------------------
(Dollar amounts in millions)         2004    2003    2002    2004    2003    2002
----------------------------        ------  ------  ------  ------  ------  ------
Direct............................. $184.4  $162.5  $143.4  $180.6  $162.9  $140.0
Assumed............................   83.7    78.7    82.2    84.4    80.1    86.7
Ceded..............................  (71.5)   (6.5)   (5.2)  (71.9)   (6.5)   (5.2)
                                    ------  ------  ------  ------  ------  ------
Net premiums....................... $196.6  $234.7  $220.4  $193.1  $236.5  $221.5
                                    ======  ======  ======  ======  ======  ======
Percentage of amount assumed to net                           43.7%   33.9%   39.1%
                                                            ======  ======  ======

   Reinsurance recoveries recognized as a reduction of benefits amounted to $295.0 million, $15.8 million and $14.9 million during 2004, 2003, and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management. At December 31, 2004 and 2003, investment contract liabilities totaled $3,750.4 million and $3,305.4 million, respectively.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity, and other assumptions, which were appropriate at the time the policies were issued

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Any changes in the estimated liability are reflected in income as estimates are revised. At December 31, 2004 and 2003, insurance contract liabilities totaled $1,175.2 million and $994.3 million, respectively.

  (c) Universal Life

   Universal Life contracts are broadly defined to include contracts that provide either death or annuity benefits and have features which may include various policyholder changes, credited interest, and/or variable premiums. At December 31, 2004 and 2003, universal life contract liabilities totaled $9.4 million and $10.0 million, respectively.

(7)Related-Party Transactions

   We receive administrative services from certain affiliates for which progress payments for these services are made monthly. For the years ended December 31, 2004, 2003, and 2002, these services were valued at $17.6 million, $25.4 million and $27.2 million, respectively.

   In 2002, we entered into an investment management agreement with GEAM under which we incurred expenses of $0.8 million and $3.9 million payable to GEAM as compensation for the investment services during 2004 and 2003, respectively.

   During each of 2004, 2003 and 2002 we collected $3.1 million, $3.0 million, and $2.5 million, respectively of premiums from various GE affiliates for long-term care insurance provided to employees of such affiliates.

   During 2002, we received capital contributions of $35.0 million from GE Capital Assurance as reflected in the Statements of Stockholder's Interest.

   During 2002, we sold certain securities to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $0.8 million.

(8)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 consisted of the following components:

(Dollar amounts in millions)     2004    2003    2002
----------------------------    ------  ------  ------
Current federal income tax..... $ (4.8) $(17.6) $ 14.1
Deferred federal income tax....  (17.4)   27.6   (13.7)
                                ------  ------  ------
   Subtotal-federal income tax.  (22.2)   10.0     0.4
Current state income tax.......   (3.5)     --      --
                                ------  ------  ------
       Total income tax........ $(25.7) $ 10.0  $  0.4
                                ======  ======  ======

   The reconciliation of the federal statutory tax rate to the effective income tax rate is as follows:

(Dollar amounts in millions)                        2004   2003   2002
----------------------------                       -----   ----  -----
Statutory U.S federal income tax rate.............  35.0%  35.0%  35.0%
Reinsurance transaction with UFLIC................ (78.5)    --     --
IRS Settlement (a)................................    --     --  (32.5)
State income tax, net of federal income tax effect  (4.3)    --     --
Other, net........................................  (0.4)  (0.3)   0.5
                                                   -----   ----  -----
Effective rate.................................... (48.2)% 34.7%   3.0%
                                                   =====   ====  =====

--------
(a)In 2002, we reached a favorable settlement with the Internal Revenue Service regarding the treatment of certain reserves for obligations to policyholders on life insurance contracts resulting in a benefit of $4.3 million.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   The components of the net deferred income tax liability at December 31 are as follows:

(Dollar amounts in millions)                       2004   2003
----------------------------                      ------ ------
Assets:
   Investments................................... $   -- $  4.6
   Accrued commissions and general expenses......    6.9     --
   Future annuity and contract benefits..........   77.4  101.2
   Other, net....................................    4.9     --
                                                  ------ ------
       Total deferred income tax assets..........   89.2  105.8
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.   29.0   37.4
   Investments...................................    1.2     --
   Present value of future profits...............    4.0   29.2
   Deferred acquisition costs....................   69.6   97.6
   Other, net....................................   20.5    2.4
                                                  ------ ------
       Total deferred income tax liability.......  124.3  166.6
                                                  ------ ------
   Net deferred income tax liability............. $ 35.1 $ 60.8
                                                  ====== ======

   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on an analysis of our tax position, management believes it is more likely than not that reversing deferred tax liabilities, the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling us to realize our gross deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid (received) $(20.4) million, $(2.9) million and $13.9 million for federal and state income taxes in 2004, 2003, and 2002, respectively.

   At December 31, 2004 and 2003, the current income tax receivable with affiliates, included in other assets was $6.2 million and $18.5 million, respectively.

(9)Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material adverse impact on our financial condition or results of operations.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Balance Sheets at fair value are not included in the following disclosures; such items include cash and cash equivalents, investment securities, and separate accounts. Although management has made every effort to develop the fairest representation of fair value for this section, it would be unusual if the estimates could actually have been realized at December 31, 2004 and 2003.

   A description of how fair values are estimated follows:

   Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


   Investment contract benefits. Based on expected future cash flows, considering expected renewal premiums, claims, refunds and servicing costs, discounted at a current market rate.

   Information about certain financial instruments that were not carried at fair value at December 31, 2004 and 2003, is summarized as follows:

                                                            2004                         2003
                                                    Assets (Liabilities)         Assets (Liabilities)
                                                ---------------------------- ----------------------------
                                                Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                     Amount   Amount  Fair Value  Amount   Amount  Fair Value
----------------------------                    -------- -------- ---------- -------- -------- ----------
Assets:
Mortgage Loans.................................     (a)  $  543.3  $  568.4      (a)  $  485.5  $  508.5
Policy Loans...................................               1.0       1.0                1.3       1.3
Liabilities:
Investment Contracts...........................     (a)  $3,750.4  $3,631.8      (a)  $3,305.4  $3,176.0
Other firm commitments:
Ordinary course of business lending commitments  $21.5         --        --    $1.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Restrictions on Dividends

   State insurance departments that regulate life insurance companies recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. The maximum amount of dividends, which can be paid by State of New York insurance companies to stockholders without prior approval of the Insurance Commissioner, is subject to certain restrictions. No dividend payout may be made without prior approval.

(12)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no significant permitted accounting practices.

   Unaudited statutory net loss for the years ended December 31, 2004, 2003, and 2002 was $19.8 million, $32.4 million and $32.3 million, respectively. Unaudited statutory capital and surplus was $268.1 million and $138.1 million as of December 31, 2004 and 2003, respectively. In 2004, statutory capital and surplus increased by $130.0 million primarily related to the deferral of a gain related to the treaty with UFLIC of $154.0 million, partially offset by $19.8 million statutory net loss.

   The NAIC has adopted Risk-Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with:
(1) asset risk, (2) insurance risk, (3) interest rate risk, and (4) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004, we had total adjusted capital in excess of amounts requiring company action or any level of regulatory action at any prescribed RBC level.

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002


(13)Operating Segment Information

   We conduct our operations through three business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance, and (2) Protection, which includes our long-term care insurance. (3) Corporate and Other includes net realized investment gains (losses), interest expenses and unallocated corporate income and expenses. See Note 1 for further discussion of our principal products.

   The following is a summary of industry segment activity for 2004, 2003, and 2002:

2004 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other       Total
----------------------------                                       ----------- ---------- ------------- --------
Revenues:
Net investment income.............................................  $  186.8    $   31.9     $  1.0     $  219.7
Premiums..........................................................      79.0       114.1         --        193.1
Net realized investment (loss)....................................        --          --       (0.3)        (0.3)
Other income......................................................       3.6         0.8        0.8          5.2
                                                                    --------    --------     ------     --------
Total revenues....................................................     269.4       146.8        1.5        417.7
                                                                    --------    --------     ------     --------
Benefits and expenses:
Interest credited.................................................     120.4         0.5         --        120.9
Benefits and other changes in policy reserves.....................      82.9        97.6         --        180.5
Underwriting, acquisition and insurance expenses, net of deferrals      17.1        20.0        1.2         38.3
Amortization of deferred acquisition costs and intangibles........      20.3         4.4         --         24.7
                                                                    --------    --------     ------     --------
   Total benefits and expenses....................................     240.7       122.5        1.2        364.4
                                                                    --------    --------     ------     --------
   Income before income taxes.....................................      28.7        24.3        0.3         53.3
   Provision (benefit) for income taxes...........................      10.3         8.5      (44.5)       (25.7)
                                                                    --------    --------     ------     --------
   Net income.....................................................  $   18.4    $   15.8     $ 44.8     $   79.0
                                                                    ========    ========     ======     ========
Total assets......................................................  $4,711.3    $1,240.5     $484.7     $6,436.5
                                                                    ========    ========     ======     ========

2003 -- Segment Data
--------------------
                          Retirement
(Dollar amounts in         Income &              Corporate and
millions)                 Investments Protection     Other      Total
---------                 ----------- ---------- ------------- --------
Revenues:
Net investment income
  (loss).................  $  206.3    $   51.5     $(12.3)    $  245.5
Premiums.................      63.0       173.5         --        236.5
Net realized investment
  gains..................        --          --        3.1          3.1
Other income.............       2.0         0.8         --          2.8
                           --------    --------     ------     --------
Total revenues...........     271.3       225.8       (9.2)       487.9
                           --------    --------     ------     --------
Benefits and expenses:
Interest credited........     142.2         0.5         --        142.7
Benefits and other
  changes in policy
  reserves...............      84.0       169.2         --        253.2
Underwriting,
  acquisition and
  insurance expenses,
  net of deferrals.......       6.0        26.7       (3.7)        29.0
Amortization of deferred
  acquisition costs and
  intangibles............      19.8        14.5         --         34.3
                           --------    --------     ------     --------
   Total benefits and
     expenses............     252.0       210.9       (3.7)       459.2
                           --------    --------     ------     --------
   Income before income
     taxes...............      19.3        14.9       (5.5)        28.7
   Provision (benefit)
     for income taxes....       7.0         5.3       (2.3)        10.0
                           --------    --------     ------     --------
   Net income (loss).....  $   12.3    $    9.6     $ (3.2)    $   18.7
                           ========    ========     ======     ========
Total assets.............  $4,080.9    $1,165.8     $209.6     $5,456.3
                           ========    ========     ======     ========

                 GE CAPITAL LIFE ASSURANCE COMPANY OF NEW YORK

                 Years Ended December 31, 2004, 2003, and 2002

2002 -- Segment Data
--------------------
                                                                   Retirement
                                                                    Income &              Corporate and
(Dollar amounts in millions)                                       Investments Protection     Other     Total
----------------------------                                       ----------- ---------- ------------- ------
Revenues:
Net investment income (loss)......................................   $194.0      $ 43.3      $(16.6)    $220.7
Premiums..........................................................     62.4       158.8         0.3      221.5
Net realized investment gains.....................................       --          --         7.5        7.5
Other income......................................................      1.0        (0.3)        0.5        1.2
                                                                     ------      ------      ------     ------
Total revenues....................................................    257.4       201.8        (8.3)     450.9
                                                                     ------      ------      ------     ------
Benefits and expenses:
Interest credited.................................................    129.0         0.6          --      129.6
Benefits and other changes in policy reserves.....................     76.1       182.9         0.3      259.3
Underwriting, acquisition and insurance expenses, net of deferrals     15.2        20.9        (4.5)      31.6
Amortization of deferred acquisition costs and intangibles........     11.3         5.9          --       17.2
                                                                     ------      ------      ------     ------
   Total benefits and expenses....................................    231.6       210.3        (4.2)     437.7
                                                                     ------      ------      ------     ------
   Income before income taxes.....................................     25.8        (8.5)       (4.1)      13.2
   Provision (benefit) for income taxes...........................      9.2        (3.1)       (5.7)       0.4
                                                                     ------      ------      ------     ------
   Net income (loss)..............................................   $ 16.6      $ (5.4)     $  1.6     $ 12.8
                                                                     ======      ======      ======     ======

                          PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Part B of this Registration Statement or will be included in a pre-effective amendment.

(b) Exhibits


(1)         Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE
            Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the
            "Separate Account"). Previously filed on September 10, 1997 with initial filing to Form N-4 for
            GE Capital Life Assurance Company of New York, Registration Statement No. 333-39955.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Capital Life Assurance Company of New York and
            Capital Brokerage Corporation. Previously filed on May 13, 1998 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New York,
            Registration Statement No. 333-39955.

(3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with Pre-Effective Amendment No.
            1 to Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(4)(a)      Form of Contract. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to
            Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(4)(b)      Endorsements to Contract.

(4)(b)(i)   Guarantee Account Rider. Previously filed on September 10, 1997 with initial filing to
            Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(4)(b)(ii)  Trust Endorsement. Previously filed on September 10, 1997 with initial filing to Form N-4 for
            GE Capital Life Assurance Company of New York, Registration Statement No. 333-39955.

(4)(b)(iii) Pension Endorsement. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(4)(b)(iv)  Individual Retirement Annuity Endorsement. Previously filed on May 13, 1998 with Pre-
            Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New
            York, Registration Statement No. 333-39955.

(4)(b)(v)   403(b) Annuity Endorsement. Previously filed on May 13, 1998 with Pre-Effective Amendment
            No. 1 to Form N-4 for GE Capital Life Assurance Company of New York, Registration
            Statement No. 333-39955.

(4)(b)(vi)  Optional Death Benefit Rider. Previously filed on March 1, 1999 with Post-Effective
            Amendment No. 1 to Form N-4 for GE Capital Life Assurance Company of New York,
            Registration Statement No. 333-39955.

(5)         Form of Application. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to
            Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement
            No. 333-39955.

(6)(a)     Certificate of Incorporation of GE Capital Life. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Assurance Company of New York, Registration
           Statement No. 333-39955.

(6)(b)     By-Laws of GE Capital Life. Previously filed on September 10, 1997 with initial filing to
           Form N-4 for GE Capital Life Assurance Company of New York, Registration Statement
           No. 333-39955.

(7)        Reinsurance Agreements. Previously filed on April 30, 2004 with Post Effective Amendment
           No. 10 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-39955.

(8)(a)     Form of Participation Agreement regarding Alger American Fund. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance
           Company of New York, Registration Statement No. 333-39955.

(8)(a)(i)  Amendment to Participation Agreement between Alger American Fund and GE Capital Life
           Assurance Company of New York. Previously filed on May 1, 2001 with Post-Effective
           Amendment No. 5 to Form N-4 for GE Capital Life Assurance Company of New York,
           Registration Statement No. 333-39955.

(8)(b)     Form of Participation Agreement regarding Federated Insurance Series. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance
           Company of New York, Registration Statement No. 333-39955.

(8)(b)(i)  Amendment to Participation Agreement among Federated Insurance Series and GE Capital Life
           Assurance Company of New York. Previously filed on May 1, 2001 with Post-Effective
           Amendment No. 5 to Form N-4 for GE Capital Life Assurance Company of New York,
           Registration Statement No. 333-39955.

(8)(c)     Form of Participation Agreement regarding GE Investments Funds, Inc. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

(8)(c)(i)  Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital
           Life Assurance Company of New York. Previously filed on December 7, 2000 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

(8)(c)(ii) Amendment to Participation Agreement between GE Investments Funds, Inc. and GE Capital
           Life Assurance Company of New York. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-47016.

(8)(d)     Fund Participation Agreement among Janus Aspen Series and GE Capital Life Assurance
           Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(e)     Form of Participation Agreement regarding Oppenheimer Variable Account Funds. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Assurance Company of New York, Registration Statement No. 333-39955.

(8)(f)     Form of Participation Agreement regarding PBHG Insurance Series Fund. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life Assurance
           Company of New York, Registration Statement No. 333-39955.

(8)(g)     Form of Participation Agreement regarding Fidelity Variable Insurance Products Fund.
           Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Capital Life Assurance Company of New York, Registration Statement No. 333-39955.


(8)(h)    Form of Participation Agreement regarding Fidelity Variable Insurance Products Fund II.
          Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
          Capital Life Assurance Company of New York, Registration Statement No. 333-39955.

(8)(i)    Form of Participation Agreement regarding Fidelity Variable Insurance Products Fund III.
          Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
          Capital Life Assurance Company of New York, Registration Statement No. 333-39955.

(8)(i)(i) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund III and GE Capital Life Assurance Company of New York. Previously filed on May 1, 2001 with
          Post-Effective Amendment No. 5 to Form N-4 for GE Capital Life Assurance Company of New
          York, Registration Statement No. 333-39955.

(8)(j)    Participation Agreement between Goldman Sachs Variable Insurance Trust and GE Capital Life
          Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to
          Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(k)    Participation Agreement between Salomon Brothers Variable Series Fund and GE Capital Life
          Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to
          Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(l)    Participation Agreement between Alliance Variable Series and GE Capital Life Assurance
          Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(m)    Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life
          Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to
          Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(n)    Form of Participation Agreement between PIMCO Variable Insurance Trust and GE Capital Life
          Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to
          Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(8)(o)    Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin
          Templeton Distributors, Inc., GE Capital Life Assurance Company of New York and Capital
          Brokerage Corporation. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-47016.

(9)       Opinion of Counsel. Filed herewith.

(10)      Other Opinions. Filed herewith.

(11)      Not Applicable.

(12)      Not Applicable.

(13)      Not Applicable.

Item 25.  Directors and Officers of GE Capital Life Assurance Company of New
York


         Name                      Address                   Position with Company
         ----                      -------                   ---------------------
Marshal S. Belkin..... 345 Kear Street                  Director
                       Yorktown Heights, New York 10598
Richard I. Byer....... 11 Westwind Road                 Director
                       Yonkers, NY 10710
Bernard M. Eiber...... 55 Northern Boulevard, Suite 302 Director
                       Great Neck, New York 11021
Kelly L. Groh......... 6610 West Broad Street           Director
                       Richmond, Virginia 23230
Paul A. Haley......... 6610 West Broad Street           Director, Senior Vice President
                       Richmond, Virginia 23230         and Chief Actuary
Jerry S. Handler...... 151 West 40th Street             Director
                       New York, New York 10018
Gerald A. Kaufman..... 15 Glenwood Road                 Director
                       Plainview, New York 11803
Leon E. Roday......... 6620 West Broad Street           Director and Senior Vice
                       Richmond, Virginia 23230         President
Isidore Sapir......... 449 Golden River Drive           Director
                       Golden Lakes Village
                       West Palm Beach, Florida 33411
Pamela S. Schutz...... 6610 West Broad Street           Director and Executive Vice
                       Richmond, Virginia 23230         President
David J. Sloane....... 622 Third Avenue, 33rd Floor     Director, Chairperson of the
                       New York, New York 10017         Board, President and Chief
                                                        Executive Officer
Geoffrey S. Stiff..... 6610 West Broad Street           Director and Senior Vice
                       Richmond, Virginia 23230         President
Thomas M. Stinson..... 6630 West Broad Street           Director and President, Long
                       Richmond, Virginia 23230         Term Care Division
Thomas E. Duffy....... 6610 West Broad Street           Senior Vice President, General
                       Richmond, Virginia 23230         Counsel and Secretary
J. Kevin Helmintoller. 6610 West Broad Street           Senior Vice President and Chief
                       Richmond, Virginia 23230         Financial Officer
William R. Wright, Jr. 6604 West Broad Street           Senior Vice President and Chief
                       Richmond, Virginia 23230         Investment Officer
Heather C. Harker..... 6610 West Broad Street           Vice President and Associate
                       Richmond, Virginia 23230         General Counsel
John E. Karaffa....... 6610 West Broad Street           Vice President and Controller
                       Richmond, Virginia 23230
Gary T. Prizzia....... 6620 West Broad Street           Treasurer
                       Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

 LOGO

*General Electric Company



A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.



In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.



Item 27.  Number of Contractowners



There were 545 owners of Qualified Contracts and 769 owners of Non-Qualified Contracts as of April 14, 2005.


Item 28.  Indemnification

(a) Article VIII, Section 1 of the By-Laws of GE Capital Life Assurance Company of New York provides that:

   (a) The Corporation may indemnify any person, made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other Corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the Corporation, or served such other Corporation, partnership, joint venture, trust, employee benefit plan, or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including fines, amounts paid in settlement and reasonable expenses, including attorney's fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonable believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

   (b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation or that he had reasonable cause to believe that his conduct was unlawful.

   (c) A Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other Corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in or in the case of service for other Corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the Corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action or a pending action which is settled or otherwise disposed of or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

   (d) For the purpose of this section, the Corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(b) Rule 484 Undertaking

Section 722 of the Code of New York, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of New York in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Item 29.  Principal Underwriter


(a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Capital Life Separate Account II and GE Capital Life Separate Account III.

(b)


        Name                  Address            Positions and Offices with Underwriter
        ----                  -------            --------------------------------------
James J. Buddle...... 6620 W. Broad St.        Director
                      Richmond, VA 23230
Robert T. Methven.... 6610 W. Broad St.        Director, President and Chief Executive
                      Richmond, VA 23230       Officer
Geoffrey S. Stiff.... 6610 W. Broad St.        Director and Senior Vice President
                      Richmond, VA 23230
Richard P. McKenney.. 6620 W. Broad St.        Senior Vice President
                      Richmond, VA 23230
Edward J. Wiles, Jr.. 3001 Summer St.,         Senior Vice President and Chief Compliance
                      2nd Floor                Officer
                      Stamford, CT 06905
Ward E. Bobitz....... 6620 W. Broad Street     Vice President and Assistant Secretary
                      Richmond, VA 23230
Brenda A. Daglish.... 6604 West Broad St.      Vice President and Assistant Treasurer
                      Richmond, VA 23230
William E. Daner, Jr. 6610 W. Broad St.        Vice President, Counsel and Secretary
                      Richmond, VA 23230
Melissa K. Gray...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
J. Kevin Helmintoller 6610 W. Broad Street     Vice President and Chief Financial Officer
                      Richmond, Virginia 23230
James H. Reinhart.... 6610 W. Broad St.        Vice President
                      Richmond, VA 23230
John E. Karaffa...... 6610 W. Broad St.        Vice President, Controller and Financial &
                      Richmond, VA 23230       Operations Principal
James J. Kuncl....... 200 N. Martingale Rd.    Vice President
                      Schaumburg, IL 60173
Jamie S. Miller...... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230
Gary T. Prizzia...... 6620 W. Broad Street     Treasurer
                      Richmond, VA 23230
Russell S. Rubino.... 6620 W. Broad St.        Vice President
                      Richmond, VA 23230



(c)



             (1)                    (2)
           Name of            Net Underwriting      (3)           (4)
          Principal            Discounts and   Compensation    Brokerage      (5)
         Underwriter            Commissions    on Redemption  Commissions Compensation
         -----------          ---------------- -------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     8.0%    $5.9 million


Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Capital Life Assurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services




Not Applicable.


Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE GE Capital Life Assurance Company of New York at the address or phone number listed in the Prospectus.


  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.



GE Capital Life Assurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Capital Life Assurance Company of New York.


  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

GE Capital Life Assurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 25th day of April, 2005.



                                                  GE Capital Life Separate
                                                  Account II
                                                  ----------------------------
                                                  Registrant

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Senior Vice President
                                                  GE Capital Life Assurance
                                                    Company of New York

                                                  GE Capital Life Assurance
                                                  Company of New York
                                                  -----------------------------
                                                  (Depositor)

                                              By: /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                  Geoffrey S. Stiff
                                                  Senior Vice President
                                                  GE Capital Life Assurance
                                                  Company of New York


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director and Executive Vice    April 25, 2005
-----------------------------    President
      Pamela S. Schutz

              *                Director                       April 25, 2005
-----------------------------
      Marshal S. Belkin

              *                Director                       April 25, 2005
-----------------------------
       Richard I. Byer

              *                Director                       April 25, 2005
-----------------------------
      Bernard M. Eiber

              *                Director                       April 25, 2005
-----------------------------
        Kelly L. Groh

              *                Director, Senior Vice          April 25, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

              *                Director                       April 25, 2005
-----------------------------
      Jerry S. Handler

              *                Director                       April 25, 2005
-----------------------------
      Gerald A. Kaufman

          Signature                        Title                   Date
          ---------                        -----                   ----

              *                Director and Senior Vice       April 25, 2005
-----------------------------    President
        Leon E. Roday

              *                Director                       April 25, 2005
-----------------------------
        Isidore Sapir

              *                Director, Senior Vice          April 25, 2005
-----------------------------    President and Chief
       David J. Sloane           Administrative Officer

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       April 25, 2005
-----------------------------    President
      Geoffrey S. Stiff

              *                Director and President of      April 25, 2005
-----------------------------    Long Term Care Division
      Thomas M. Stinson

              *                Senior Vice President,         April 25, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

              *                Senior Vice President and      April 25, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

              *                Vice President and Controller  April 25, 2005
-----------------------------
       John E. Karaffa

 *By: /s/  GEOFFREY S. STIFF   , pursuant to Power of         April 25, 2005
-----------------------------    Attorney executed on March
      Geoffrey S. Stiff          15, 2005